DREYFUS SMALL CAP STOCK INDEX FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

   We are pleased to provide you with this annual report for the Dreyfus Small Cap Stock Index Fund for the 12-month period ended October 31, 1998. The Fund's performance results were affected by the stock market's extraordinary volatility during the past 12 months with a total return for the Fund of -11.38%.* This compares with a total return of -11.06% for the Fund's benchmark, the Standard & Poor' s Small Cap 600 Index.** The difference between the Fund's return and the Index is due to transaction costs and other Fund expenses.

Economic Review

   So far in 1998, the main regions of the world have had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year. The U.S. economy cooled enough over the months that the Fed decided to stand pat. Evidence of economic cooling continued to accumulate and worries about the world economy intensified. Financial stresses pushed the Fed to ease credit in both late September and mid-October. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of the Asian financial crisis. The Latin American economies weakened as the financial stresses spread throughout that region.

   A main influence on the U.S. economy this year was the foreign financial crisis and cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation helped the consumer sector as more of the growth in consumer income was left over after inflation to buy goods and services. Consumers benefited from a combination of good growth in income after inflation, a strong labor market and past increases in the price of assets they owned.

   The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports. One result of this industrial weakness was to cool off a
U.S.    economy    that    had    been    growing    rapidly.

   The major change in the economic outlook over recent months has been a downward shift in expectations for world economic growth. A credit crunch developed in emerging countries and former communist countries, sharply reducing the economic outlook for Asia and Latin America as well as for commodity-exporting countries throughout the world. The effect on Europe and the U.S. has been to lower expectations of profit growth and drive down bond yields

   Evidence of a weaker world economy accumulated as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management (hedge fund) crisis through early October. However, proactive steps were taken to stabilize the Japanese banks, design a support package for Brazil and ease monetary policy. The prospects for world economic weakness and monetary ease in the major countries will be powerfully influenced by whether foreign financial stresses calm down or intensify in the coming months. There appears to be a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

Market Overview

   The 12 months ended October 31, 1998 encompassed some very different market phases. There was stock market strength during the early part of the period. Then small-cap indices started to erode in the spring and were joined by large-cap indices by mid-summer. A sharp decline until the end of August was followed by a brief rebound and then a renewed decline amid financial fears until early October. The last few weeks of the fiscal year saw a strong rally in response to the easing of monetary policy. Over the 12-month period, the total return on the Standard & Poor's Stock Price Index was 22.01%. Returns on mid-cap and small-cap stock indices tended to be weaker than on large-caps, with a negative total return on small-cap indices.

   Three key trends influenced stock market behavior during the fiscal year. First, the Federal Reserve kept the Federal Funds rate flat at 5.5% for nearly 11 months of the fiscal year, but then eased policy twice. Second, weakness in emerging country economies contributed to declining commodity prices and a drop in long-term Treasury bond yields to multidecade lows. Third, expectations for corporate profits dropped, first in the sectors sensitive to Asian developments such as oil, basic materials and exports, and then for a broader list of stocks

   The trigger for the sharp decline in stocks in August appeared to be the Russian default in the summer of 1998. This resulted in deepening concerns about weaker economic growth and corporate profits. There was also a global margin call on risky assets held by hedge funds and financial institutions. This raised the cost of debt financing for many corporations and many emerging countries. Expectations for economic activity in emerging countries in Asia and Latin America shifted down sharply while expectations for U.S. corporate profits weakened somewhat. Despite the fall in Treasury bond yields, financial stocks led the summer selloff due to concerns about financial contagion among emerging countries and potential loan losses by financial institutions. However, in the last few weeks of the fiscal year, these fears began to ebb and the stock market rebounded.

   The erosion of expectations about average corporate profit growth over the last year contributed to an outperformance by a small group of super-cap growth stocks for much of the fiscal year. Investors had more confidence in the prospect for strong persistent earnings growth for this small group of stocks than for the broad market. Value stocks, which often have greater cyclical sensitivity to earnings fluctuations, lagged behind these super-growth stocks. In addition, many of the financial stocks that fall into the value category dropped sharply following the Russian default and global margin call concerns.

   The fiscal year ended October 31, 1998 was characterized by very different performances of the various market sectors. Super-cap growth stocks did best, followed by large-cap stocks in general with mid-cap and small-cap stocks lagging behind. For example, the total return for the fiscal year on the Russell 1000 Index with a heavy large-cap representation was 19.71%, while the Russell 1000 Growth Index returned 24.64% and the Russell 1000 Value Index returned 14.83% . The return on the Russell Midcap Index was 4.46% while the small-cap Russell 2000 Index return was -11.84%.***

   In October, small-cap stocks staged a strong rally, partially offsetting earlier declines. After a difficult year for small caps, we believe they may be in position to make further advances, given favorable economic and market conditions.

     We thank you for being an investor in this Dreyfus Fund.

            Sincerely,


        [Steven A. Falci signature logo]


            Steven A. Falci

            Portfolio Manager

November 24, 1998

New York, N.Y.

*  Total return includes reinvestment of dividends and any capital gains paid.

**SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- The Standard & Poor's Small Cap 600 Index is a broad-based index of 600 companies with market capitalization ranging from the 50th percentile to the 83rd percentile of the stock universe and is a widely accepted, unmanaged index of small-cap stock market performance. The Fund holds stocks generally in the same proportion as each stock within the index itself. Therefore, the Fund's performance should closely match that of the index.

*** SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represent approximately 89% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index consists of the bottom 800 securities in the Russell 1000 Index as ranked by total market capitalization and is a widely accepted measure of medium-cap stock market performance. The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. All indices are unmanaged and include reinvested dividends.

DREYFUS SMALL CAP STOCK INDEX FUND                           OCTOBER 31, 1998
-----------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS SMALL CAP STOCK
          INDEX FUND AND THE STANDARD AND POOR'S SMALL CAP 600 INDEX
[Exhibit A:
                                    Dollars

$9,887

Standard & Poor's  Small Cap 600 Index*

$9,855

Dreyfus Small Cap Stock Index Fund

*Source: Lipper Analytical Services, Inc.]

Average Annual Total Returns
--------------------------------------------------------------------------------

           One Year Ended                     From Inception (6/30/97)

          October 31, 1998                       to October 31, 1998




              (11.38)%                                 (1.09)%
---------------

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Dreyfus Small Cap Stock Index Fund on 6/30/97 (Inception Date) to a $10,000 investment made in the Standard & Poor' s Small Cap 600 Index on that date. All dividends and capital gain distributions are reinvested.

The Fund's performance shown in the line graph takes into account all applicable fees and expenses. The Standard & Poor's Small Cap 600 Index is a broad-based index of 600 companies with market capitalization generally ranging from the 50th percentile to the 83rd percentile of the stock universe. The Fund holds stocks generally in the same proportion as each stock within the index itself. Therefore, the Fund' s performance should closely match that of the Index. The Index is a widely accepted, unmanaged index of small cap stock market performance, which does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.



DREYFUS SMALL CAP STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                     OCTOBER 31, 1998

                   Shares          COMMON STOCKS--98.6%                                                                   Value
                ____________                                                                                           ____________
                                   Basic Industries--7.3%
                       2,350       AMCOL International. . . . . . . . . . . . . . . . . . . . .                       $       23,794

                       2,900       AptarGroup . . . . . . . . . . . . . . . . . . . . . . . . .                               77,575

                       3,000 (a)   Buckeye Technologies  . . . . . . . . . . . . . . . . .                                    60,000

                         700       Butler Manufacturing . . . . . . . . . . . . . . . . . . . .                               15,750

                       2,000       Cambrex. . . . . . . . . . . . . . . . . . . . . . . . . . .                               51,125

                       2,100       Caraustar Industries . . . . . . . . . . . . . . . . . . . .                               49,875

                       3,400       Champion Enterprises . . . . . . . . . . . . . . . . . . . .                               67,575

                       1,800       ChemFirst. . . . . . . . . . . . . . . . . . . . . . . . . .                               34,875

                       2,100       Geon . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               45,544

                       2,600       Griffon Corp.. . . . . . . . . . . . . . . . . . . . . . . .                               25,513

                       2,100       Harland (John H.). . . . . . . . . . . . . . . . . . . . . .                               30,450

                       1,700       Hughes Supply. . . . . . . . . . . . . . . . . . . . . . . .                               45,156

                       2,100 (a)   Insituform Technologies,
                                        Cl. A  . . . . . . . . . . . . . . . . . . . . . .                                    25,331

                       1,400       Juno Lighting. . . . . . . . . . . . . . . . . . . . . . . .                               33,250

                       1,000       Lawson Products. . . . . . . . . . . . . . . . . . . . . . .                               23,250

                       1,600       Lilly Industries, Cl. A. . . . . . . . . . . . . . . . . . .                               30,700

                         900       Lone Star Industries . . . . . . . . . . . . . . . . . . . .                               63,394

                       2,200       MacDermid Inc. . . . . . . . . . . . . . . . . . . . . . . .                               80,575

                         900 (a)   McWhorter Technololgies . . . . . . . . . . . . . . . .                                    18,338

                       1,200 (a)   MICROS Systems  . . . . . . . . . . . . . . . . . . . .                                    26,475

                       2,200       Mississippi Chemical . . . . . . . . . . . . . . . . . . . .                               31,763

                       4,300 (a)   Morrison Knudsen  . . . . . . . . . . . . . . . . . . .                                    42,731

                       1,580       Myers Industries . . . . . . . . . . . . . . . . . . . . . .                               37,920

                       2,600 (a)   National Instruments  . . . . . . . . . . . . . . . . .                                    71,175

                       1,200       O'Sullivan . . . . . . . . . . . . . . . . . . . . . . . . .                                9,750

                       3,700       Oakwood Homes. . . . . . . . . . . . . . . . . . . . . . . .                               58,275

                       1,900       OM Group . . . . . . . . . . . . . . . . . . . . . . . . . .                               61,988

                       1,000       Pope & Talbot. . . . . . . . . . . . . . . . . . . . . . . .                                9,438

                       1,600 (a)   Pre-Paid Legal Services . . . . . . . . . . . . . . . .                                    38,300

                         700       Quaker Chemical. . . . . . . . . . . . . . . . . . . . . . .                                9,888

                       1,500       Reliance Steel & Aluminum. . . . . . . . . . . . . . . . . .                               46,406

                       1,000       Republic Group . . . . . . . . . . . . . . . . . . . . . . .                               14,813

                       1,200       Ryland Group . . . . . . . . . . . . . . . . . . . . . . . .                               29,850

                       1,400       Schweitzer-Mauduit
                                        International  . . . . . . . . . . . . . . . . . .                                    25,463

                       1,600 (a)   Scotts, Cl. A . . . . . . . . . . . . . . . . . . . . .                                    53,400

                       1,400       Service Experts. . . . . . . . . . . . . . . . . . . . . . .                               42,263

                       2,200 (a)   Shorewood Packaging . . . . . . . . . . . . . . . . . .                                    35,200

                         700       Skyline. . . . . . . . . . . . . . . . . . . . . . . . . . .                               21,744

                       1,200 (a)   Southern Energy Homes . . . . . . . . . . . . . . . . .                                     6,900

                       1,000       Stone & Webster. . . . . . . . . . . . . . . . . . . . . . .                               31,875

                       2,300 (a)   Superior Services . . . . . . . . . . . . . . . . . . .                                    48,300

                       1,000 (a)   TETRA Technologies  . . . . . . . . . . . . . . . . . .                                    12,063

                       1,200       TJ International . . . . . . . . . . . . . . . . . . . . . .                               23,625

                       2,900       Tredegar Industries. . . . . . . . . . . . . . . . . . . . .                               65,431

                       1,500       Universal Forest Products. . . . . . . . . . . . . . . . . .                               24,188

                   Shares          COMMON STOCKS (continued)                                                               Value
                ____________                                                                                           ____________

                                   Basic Industries (continued)

                       1,900       Valmont Industries . . . . . . . . . . . . . . . . . . . . .                       $       29,925

                       1,600       Watsco . . . . . . . . . . . . . . . . . . . . . . . . . . .                               27,100

                       1,700       Wynn's International . . . . . . . . . . . . . . . . . . . .                               31,981

                                                                                                                        ____________

                                                                                                                           1,770,300

                                                                                                                        ____________

                                   Capital Spending--21.2%

                       2,050       AAR. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               47,406

                       1,500       ABM Industries . . . . . . . . . . . . . . . . . . . . . . .                               42,000

                       4,900       Acxiom . . . . . . . . . . . . . . . . . . . . . . . . . . .                              123,113

                       1,800       ADVO . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               45,788

                       1,000       Alliant Techsystems. . . . . . . . . . . . . . . . . . . . .                               70,000

                         700       Amcast Industrial. . . . . . . . . . . . . . . . . . . . . .                               11,988

                       3,600       American Management
                                        Systems  . . . . . . . . . . . . . . . . . . . . .                                   110,475

                         700       American States Water. . . . . . . . . . . . . . . . . . . .                               18,375

                         900       Analogic . . . . . . . . . . . . . . . . . . . . . . . . . .                               34,425

                       1,700       Analysts International . . . . . . . . . . . . . . . . . . .                               29,856

                         700       Angelica . . . . . . . . . . . . . . . . . . . . . . . . . .                               12,206

                       1,500       Applied Industrial
                                        Technologies . . . . . . . . . . . . . . . . . . .                                    19,875

                       3,065       Applied Power, Cl. A . . . . . . . . . . . . . . . . . . . .                               84,479

                         500       Aquarion . . . . . . . . . . . . . . . . . . . . . . . . . .                               16,438

                       2,400       Arctic Cat . . . . . . . . . . . . . . . . . . . . . . . . .                               22,200

                       3,700       Aspect Telecommunications. . . . . . . . . . . . . . . . . .                               55,963

                         700       Astec Industries . . . . . . . . . . . . . . . . . . . . . .                               35,875

                       1,800 (a)   Auspex Systems  . . . . . . . . . . . . . . . . . . . .                                     5,063

                       1,900 (a)   Avid Technology . . . . . . . . . . . . . . . . . . . .                                    49,163

                       2,933       Baldor Electric. . . . . . . . . . . . . . . . . . . . . . .                               61,593

                       1,700 (a)   BancTec . . . . . . . . . . . . . . . . . . . . . . . .                                    21,038

                       1,600       Barnes Group . . . . . . . . . . . . . . . . . . . . . . . .                               42,000

                       2,600 (a)   Billing Concepts  . . . . . . . . . . . . . . . . . . .                                    36,725

                       2,300       BISYS Group. . . . . . . . . . . . . . . . . . . . . . . . .                              100,625

                       1,700       BMC Industries . . . . . . . . . . . . . . . . . . . . . . .                               12,219

                       2,500 (a)   Boole & Babbage . . . . . . . . . . . . . . . . . . . .                                    66,563

                       1,900       Brady (W.H.) . . . . . . . . . . . . . . . . . . . . . . . .                               43,700

                       1,400 (a)   CDI . . . . . . . . . . . . . . . . . . . . . . . . . .                                    30,538

                       4,000 (a)   CIBER . . . . . . . . . . . . . . . . . . . . . . . . .                                    78,500

                       1,750       CLARCOR. . . . . . . . . . . . . . . . . . . . . . . . . . .                               29,531

                       1,400 (a)   Catalina Marketing  . . . . . . . . . . . . . . . . . .                                    66,763

                         600       Centigram
                                        Communications . . . . . . . . . . . . . . . . . .                                     3,975

                       2,150       Central Parking. . . . . . . . . . . . . . . . . . . . . . .                               90,166

                       2,600 (a)   Cerner  . . . . . . . . . . . . . . . . . . . . . . . .                                    58,175

                       3,100       Cognex . . . . . . . . . . . . . . . . . . . . . . . . . . .                               48,050

                       1,600       Computer Task Group. . . . . . . . . . . . . . . . . . . . .                               49,000

                         600       Consumers Water. . . . . . . . . . . . . . . . . . . . . . .                               18,075

                       1,600       Dames & Moore Group. . . . . . . . . . . . . . . . . . . . .                               19,200



DREYFUS SMALL CAP STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                         OCTOBER 31, 1998

                   Shares          COMMON STOCKS (continued)                                                               Value
                ____________                                                                                           ____________

                                   Capital Spending (continued)

                       1,200       Daniel Industries. . . . . . . . . . . . . . . . . . . . . .                       $       16,650

                       5,400 (a)   DeVRY . . . . . . . . . . . . . . . . . . . . . . . . .                                   118,800

                       1,400 (a)   Dialogic  . . . . . . . . . . . . . . . . . . . . . . .                                    31,500

                       1,500 (a)   Digi International  . . . . . . . . . . . . . . . . . .                                    22,500

                       1,700 (a)   Dionex  . . . . . . . . . . . . . . . . . . . . . . . .                                    45,263

                       1,000 (a)   Electro Scientific Industries . . . . . . . . . . . . .                                    25,125

                       1,700 (a)   Electroglas . . . . . . . . . . . . . . . . . . . . . .                                    21,356

                       1,400       Envoy. . . . . . . . . . . . . . . . . . . . . . . . . . . .                               41,300

                       1,800 (a)   Etec Systems  . . . . . . . . . . . . . . . . . . . . .                                    60,975

                       1,300 (a)   Express Scripts, Cl. A  . . . . . . . . . . . . . . . .                                   126,994

                       1,200       Fair Issac & Co. . . . . . . . . . . . . . . . . . . . . . .                               48,150

                       2,000 (a)   FileNET . . . . . . . . . . . . . . . . . . . . . . . .                                    18,500

                       1,500       Florida Rock Industries. . . . . . . . . . . . . . . . . . .                               37,219

                       1,300 (a)   Flow International  . . . . . . . . . . . . . . . . . .                                    13,650

                       1,500       G & K Services, Cl. A. . . . . . . . . . . . . . . . . . . .                               68,625

                       1,400       Gallagher (Arthur J.). . . . . . . . . . . . . . . . . . . .                               59,325

                       1,300       Gardner Denver
                                        Machinery  . . . . . . . . . . . . . . . . . . . .                                    18,688

                       1,900       Gerber Scientific. . . . . . . . . . . . . . . . . . . . . .                               42,988

                       1,700 (a)   Global Industrial
                                        Technologies . . . . . . . . . . . . . . . . . . .                                    14,769

                       2,000       Graco. . . . . . . . . . . . . . . . . . . . . . . . . . . .                               52,750

                       3,100       Harbinger. . . . . . . . . . . . . . . . . . . . . . . . . .                               20,538

                       1,600       Helix Technology . . . . . . . . . . . . . . . . . . . . . .                               18,300

                       1,600       Henry (Jack)
                                        & Association  . . . . . . . . . . . . . . . . . .                                    73,000

                       1,100       Hilb, Rogal & Hamilton . . . . . . . . . . . . . . . . . . .                               20,900

                       2,100 (a)   HNC Software  . . . . . . . . . . . . . . . . . . . . .                                    70,613

                       1,600 (a)   Hutchinson Technology . . . . . . . . . . . . . . . . .                                    31,100

                       2,335 (a)   Hyperion Solutions  . . . . . . . . . . . . . . . . . .                                    70,050

                       1,900       Inter-Tel. . . . . . . . . . . . . . . . . . . . . . . . . .                               34,319

                       3,600 (a)   Interim Services  . . . . . . . . . . . . . . . . . . .                                    76,500

                       1,500 (a)   InterVoice  . . . . . . . . . . . . . . . . . . . . . .                                    42,750

                       3,700       JLG Industries . . . . . . . . . . . . . . . . . . . . . . .                               61,281

                       1,900       Kaman, Cl. A . . . . . . . . . . . . . . . . . . . . . . . .                               30,875

                         700 (a)   Kronos  . . . . . . . . . . . . . . . . . . . . . . . .                                    25,200

                       1,500       Kuhlman. . . . . . . . . . . . . . . . . . . . . . . . . . .                               39,750

                       2,000 (a)   Kulicke & Soffa Industries  . . . . . . . . . . . . . .                                    32,625

                       1,300       Lindsay Manufacturing. . . . . . . . . . . . . . . . . . . .                               21,125

                       1,300 (a)   Lydall  . . . . . . . . . . . . . . . . . . . . . . . .                                    13,163

                       1,350       Manitowoc. . . . . . . . . . . . . . . . . . . . . . . . . .                               47,250

                       1,100 (a)   Material Sciences . . . . . . . . . . . . . . . . . . .                                    11,069

                       1,300 (a)   Metro Networks  . . . . . . . . . . . . . . . . . . . .                                    47,613

                       1,600 (a)   MicroAge  . . . . . . . . . . . . . . . . . . . . . . .                                    22,800

                       3,000       Mutual Risk Management . . . . . . . . . . . . . . . . . . .                              101,438

                         500 (a)   Nashua  . . . . . . . . . . . . . . . . . . . . . . . .                                     7,656

                       2,500       National Computer Systems. . . . . . . . . . . . . . . . . .                               70,000

                   Shares          COMMON STOCKS (continued)                                                               Value
                ____________                                                                                           ____________

                                   Capital Spending (continued)

                       2,600       National Data. . . . . . . . . . . . . . . . . . . . . . . .                       $       88,075

                       1,700       Network Equipment
                                        Technologies . . . . . . . . . . . . . . . . . . .                                    18,063

                       1,600 (a)   NFO Worldwide . . . . . . . . . . . . . . . . . . . . .                                    15,000

                       2,200       Norrell. . . . . . . . . . . . . . . . . . . . . . . . . . .                               29,838

                         600       Pharmaceutical
                                        Marketing Services . . . . . . . . . . . . . . . .                                     6,450

                       2,100       Philiadelphia Suburban . . . . . . . . . . . . . . . . . . .                               51,581

                       1,700 (a)   Photronics  . . . . . . . . . . . . . . . . . . . . . .                                    37,081

                       2,900 (a)   PictureTel  . . . . . . . . . . . . . . . . . . . . . .                                    21,388

                       1,800 (a)   Platinum Software . . . . . . . . . . . . . . . . . . .                                    16,875

                       2,000       Polaris Industries . . . . . . . . . . . . . . . . . . . . .                               68,750

                       1,800 (a)   Primark . . . . . . . . . . . . . . . . . . . . . . . .                                    48,600

                       1,300 (a)   Progress Software . . . . . . . . . . . . . . . . . . .                                    33,881

                       1,300       Quanex . . . . . . . . . . . . . . . . . . . . . . . . . . .                               21,938

                       1,500       Regal Beloit . . . . . . . . . . . . . . . . . . . . . . . .                               31,594

                       1,900       Regis. . . . . . . . . . . . . . . . . . . . . . . . . . . .                               58,306

                       1,000       Robins & Myers . . . . . . . . . . . . . . . . . . . . . . .                               23,625

                       4,350       Rollins Truck Leasing. . . . . . . . . . . . . . . . . . . .                               50,569

                       2,100       Roper Industries . . . . . . . . . . . . . . . . . . . . . .                               37,406

                       1,400 (a)   Scott Technologies, Cl. A . . . . . . . . . . . . . . .                                    19,600

                       1,500       SEI Investments. . . . . . . . . . . . . . . . . . . . . . .                              124,313

                       1,750       Smith (A.O.) . . . . . . . . . . . . . . . . . . . . . . . .                               35,766

                       1,400 (a)   Speedfam International  . . . . . . . . . . . . . . . .                                    22,575

                       1,100 (a)   SPS Technologies  . . . . . . . . . . . . . . . . . . .                                    54,450

                       1,700       Sturm Ruger. . . . . . . . . . . . . . . . . . . . . . . . .                               23,481

                         800 (a)   Symmericom  . . . . . . . . . . . . . . . . . . . . . .                                     4,800

                       4,000 (a)   System Software . . . . . . . . . . . . . . . . . . . .                                    24,500

                       1,800       TCSI . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                5,175

                       3,050 (a)   Technology Solutions  . . . . . . . . . . . . . . . . .                                    36,600

                       1,200       Telxon . . . . . . . . . . . . . . . . . . . . . . . . . . .                               24,600

                       1,150       Thomas Industries. . . . . . . . . . . . . . . . . . . . . .                               20,844

                       3,600       True North
                                        Communications . . . . . . . . . . . . . . . . . .                                    85,050

                       2,900       United Water Resources . . . . . . . . . . . . . . . . . . .                               56,188

                       2,000 (a)   Valence Technology  . . . . . . . . . . . . . . . . . .                                    11,125

                       3,400 (a)   Vanstar . . . . . . . . . . . . . . . . . . . . . . . .                                    38,038

                       1,600 (a)   Vantive . . . . . . . . . . . . . . . . . . . . . . . .                                    11,700

                       1,300 (a)   Volt Information Sciences . . . . . . . . . . . . . . .                                    31,119

                         900 (a)   Wall Data . . . . . . . . . . . . . . . . . . . . . . .                                    13,388

                       1,000 (a)   Whittaker . . . . . . . . . . . . . . . . . . . . . . .                                    13,313

                       4,200 (a)   Whittman-Hart . . . . . . . . . . . . . . . . . . . . .                                    83,475

                       2,000 (a)   Xircom  . . . . . . . . . . . . . . . . . . . . . . . .                                    59,000

                       3,400 (a)   Xylan . . . . . . . . . . . . . . . . . . . . . . . . .                                    54,400

                       2,000 (a)   Zebra Technologies, Cl. A . . . . . . . . . . . . . . .                                    65,500

                                                                                                                        ____________

                                                                                                                           5,164,186

                                                                                                                        ____________



DREYFUS SMALL CAP STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                         OCTOBER 31, 1998

                   Shares          COMMON STOCKS (continued)                                                               Value
                ____________                                                                                           ____________

                                   Consumer Cyclical--18.7%

                       2,400       Allen Telecom. . . . . . . . . . . . . . . . . . . . . . . .                       $       13,200

                       2,200 (a)   Ann Taylor Stores . . . . . . . . . . . . . . . . . . .                                    63,800

                       2,200       Apogee Enterprises . . . . . . . . . . . . . . . . . . . . .                               23,100

                       2,600       Applebee's International . . . . . . . . . . . . . . . . . .                               52,975

                       1,500       Ashworth . . . . . . . . . . . . . . . . . . . . . . . . . .                                9,563

                       1,600       Authentic Fitness. . . . . . . . . . . . . . . . . . . . . .                               22,100

                       3,700 (a)   Aztar . . . . . . . . . . . . . . . . . . . . . . . . .                                    19,194

                       1,100       Baker (J.) . . . . . . . . . . . . . . . . . . . . . . . . .                                6,050

                       1,100       Bassett Furniture Industries . . . . . . . . . . . . . . . .                               25,025

                       1,800       BE Aerospace . . . . . . . . . . . . . . . . . . . . . . . .                               38,700

                       2,900       Blount International, Cl. A. . . . . . . . . . . . . . . . .                               63,619

                       3,000       Bowne & Co.. . . . . . . . . . . . . . . . . . . . . . . . .                               40,313

                       2,900       Breed Technologies . . . . . . . . . . . . . . . . . . . . .                               24,469

                       4,100 (a)   Brightpoint . . . . . . . . . . . . . . . . . . . . . .                                    50,225

                       1,500       Brown Group. . . . . . . . . . . . . . . . . . . . . . . . .                               23,906

                       1,100 (a)   Building Materials  . . . . . . . . . . . . . . . . . .                                    12,238

                       2,500       CATO, Cl. A. . . . . . . . . . . . . . . . . . . . . . . . .                               33,281

                         900       C-Cor Electronics. . . . . . . . . . . . . . . . . . . . . .                               11,813

                       1,300       California Microwave . . . . . . . . . . . . . . . . . . . .                                9,994

                         900 (a)   Carmike Cinemas, Cl. A  . . . . . . . . . . . . . . . .                                    16,819

                       4,100       Casey's General Stores . . . . . . . . . . . . . . . . . . .                               57,400

                       1,300 (a)   CEC Entertainment . . . . . . . . . . . . . . . . . . .                                    36,725

                       1,750 (a)   Cheesecake Factory  . . . . . . . . . . . . . . . . . .                                    33,469

                       3,900       CKE Restaurants. . . . . . . . . . . . . . . . . . . . . . .                              102,619

                       1,700 (a)   Cone Mills  . . . . . . . . . . . . . . . . . . . . . .                                     6,800

                       1,100 (a)   Consolidated Graphics . . . . . . . . . . . . . . . . .                                    52,181

                       1,650 (a)   Consolidated Product  . . . . . . . . . . . . . . . . .                                    30,525

                       2,800 (a)   Corn Products
                                        International  . . . . . . . . . . . . . . . . . .                                    79,800

                       1,100       Cross (A.T.), Cl. A. . . . . . . . . . . . . . . . . . . . .                                6,738

                         700 (a)   Damark International, Cl. A . . . . . . . . . . . . . .                                     4,113

                       3,600 (a)   Digital Microwave . . . . . . . . . . . . . . . . . . .                                    15,750

                       3,200       DiMon. . . . . . . . . . . . . . . . . . . . . . . . . . . .                               41,400

                       1,200 (a)   Discount Auto Parts . . . . . . . . . . . . . . . . . .                                    28,950

                       1,700 (a)   Dress Barn  . . . . . . . . . . . . . . . . . . . . . .                                    24,013

                       2,200 (a)   Eagle Hardware
                                        & Garden . . . . . . . . . . . . . . . . . . . . .                                    51,150

                       2,100       Ethan Allen Interiors. . . . . . . . . . . . . . . . . . . .                               72,188

                       2,000       Family Golf Centers. . . . . . . . . . . . . . . . . . . . .                               42,125

                       2,800       Fedders. . . . . . . . . . . . . . . . . . . . . . . . . . .                               13,650

                       1,000 (a)   Filene's Basement . . . . . . . . . . . . . . . . . . .                                     1,906

                       3,000       Fleming Cos. . . . . . . . . . . . . . . . . . . . . . . . .                               30,563

                       3,100 (a)   Foodmaker . . . . . . . . . . . . . . . . . . . . . . .                                    49,019

                       1,900 (a)   Footstar  . . . . . . . . . . . . . . . . . . . . . . .                                    49,638

                       1,900 (a)   Franklin Covey  . . . . . . . . . . . . . . . . . . . .                                    37,525

                       1,200 (a)   Galey & Lord  . . . . . . . . . . . . . . . . . . . . .                                    16,350

                       1,500 (a)   Galoob Toys . . . . . . . . . . . . . . . . . . . . . .                                    18,000


                   Shares          COMMON STOCKS (continued)                                                               Value
                ____________                                                                                           ____________

                                   Consumer Cyclical (continued)

                         600 (a)   GC Cos. . . . . . . . . . . . . . . . . . . . . . . . .                            $       22,425

                       5,600 (a)   Gentex  . . . . . . . . . . . . . . . . . . . . . . . .                                    82,250

                       1,100 (a)   Gibson Greetings  . . . . . . . . . . . . . . . . . . .                                    11,481

                       2,600 (a)   Goody's Family Clothing . . . . . . . . . . . . . . . .                                    27,788

                       1,000 (a)   Gottschalks . . . . . . . . . . . . . . . . . . . . . .                                     6,875

                       3,200 (a)   Grand Casinos . . . . . . . . . . . . . . . . . . . . .                                    28,200

                       2,100       Guilford Mills . . . . . . . . . . . . . . . . . . . . . . .                               26,250

                       1,700 (a)   Gymboree  . . . . . . . . . . . . . . . . . . . . . . .                                    11,369

                       2,100       HA-LO Industries . . . . . . . . . . . . . . . . . . . . . .                               59,325

                         700       Haggar . . . . . . . . . . . . . . . . . . . . . . . . . . .                                9,144

                       1,600       Hancock Fabrics. . . . . . . . . . . . . . . . . . . . . . .                               13,900

                       2,900 (a)   Hartmarx  . . . . . . . . . . . . . . . . . . . . . . .                                    14,681

                       1,900 (a)   Hollywood Park  . . . . . . . . . . . . . . . . . . . .                                    18,169

                       1,000       Huffy. . . . . . . . . . . . . . . . . . . . . . . . . . . .                               12,688

                         800 (a)   IHOP  . . . . . . . . . . . . . . . . . . . . . . . . .                                    31,400

                       3,900       Interface, Cl. A . . . . . . . . . . . . . . . . . . . . . .                               48,019

                       1,000 (a)   Itron . . . . . . . . . . . . . . . . . . . . . . . . .                                     7,750

                       1,400 (a)   Jo-Ann Stores, Cl. A  . . . . . . . . . . . . . . . . .                                    25,200

                       1,000 (a)   Johnston Industries . . . . . . . . . . . . . . . . . .                                     3,438

                       2,500 (a)   Just for Feet . . . . . . . . . . . . . . . . . . . . .                                    42,344

                       1,800       Justin Industries. . . . . . . . . . . . . . . . . . . . . .                               26,100

                         400       K-SWISS. . . . . . . . . . . . . . . . . . . . . . . . . . .                                9,800

                       1,300       K2 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               14,300

                       1,800       Kellwood Co. . . . . . . . . . . . . . . . . . . . . . . . .                               49,050

                       4,400       La-Z-Boy . . . . . . . . . . . . . . . . . . . . . . . . . .                               80,850

                       2,000       Landry's Seafood
                                        Restaurants  . . . . . . . . . . . . . . . . . . .                                    16,750

                       1,600       Libbey . . . . . . . . . . . . . . . . . . . . . . . . . . .                               49,600

                         900       Lillian Vernon . . . . . . . . . . . . . . . . . . . . . . .                               11,700

                       3,300 (a)   Linens 'n Things  . . . . . . . . . . . . . . . . . . .                                   102,094

                       1,700       Luby's Cafeterias. . . . . . . . . . . . . . . . . . . . . .                               25,288

                       2,200       Marcus . . . . . . . . . . . . . . . . . . . . . . . . . . .                               33,825

                       2,600 (a)   Men's Warehouse . . . . . . . . . . . . . . . . . . . .                                    63,050

                       1,300       Merrill. . . . . . . . . . . . . . . . . . . . . . . . . . .                               21,775

                       2,200 (a)   Michaels Stores . . . . . . . . . . . . . . . . . . . .                                    44,000

                       2,917 (a)   Midway Games  . . . . . . . . . . . . . . . . . . . . .                                    28,623

                       3,950 (a)   Mohawk Industries . . . . . . . . . . . . . . . . . . .                                   119,241

                       1,100       Nash Finch . . . . . . . . . . . . . . . . . . . . . . . . .                               16,638

                         700       National Presto Industries . . . . . . . . . . . . . . . . .                               26,994

                       3,100 (a)   Nautica Enterprises . . . . . . . . . . . . . . . . . .                                    64,131

                       1,000       New England Business
                                        Service  . . . . . . . . . . . . . . . . . . . . .                                    31,125

                       1,600 (a)   O'Reilly Automotive . . . . . . . . . . . . . . . . . .                                    62,600

                       1,700       Oshkosh B'Gosh, Cl. A. . . . . . . . . . . . . . . . . . . .                               35,488

                         600       Oxford Industries. . . . . . . . . . . . . . . . . . . . . .                               16,988

                       3,100 (a)   P-COM . . . . . . . . . . . . . . . . . . . . . . . . .                                     9,881

                       1,600 (a)   Pacific Swimwear
                                        of California  . . . . . . . . . . . . . . . . . .                                    34,600



DREYFUS SMALL CAP STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                         OCTOBER 31, 1998

                   Shares          COMMON STOCKS (continued)                                                               Value
                ____________                                                                                           ____________

                                   Consumer Cyclical (continued)

                       4,125 (a)   Paxar . . . . . . . . . . . . . . . . . . . . . . . . .                            $       37,383

                       2,100       Phillips-Van Heusen. . . . . . . . . . . . . . . . . . . . .                               19,294

                       7,325       Pier 1 Imports . . . . . . . . . . . . . . . . . . . . . . .                               67,756

                       1,215       Pillowtex. . . . . . . . . . . . . . . . . . . . . . . . . .                               39,488

                       2,200 (a)   Primadonna Resorts  . . . . . . . . . . . . . . . . . .                                    15,950

                       3,900 (a)   Prime Hospitality . . . . . . . . . . . . . . . . . . .                                    35,588

                       3,500       Richfood Holdings. . . . . . . . . . . . . . . . . . . . . .                               62,125

                         600 (a)   Rival . . . . . . . . . . . . . . . . . . . . . . . . .                                     4,163

                       1,500 (a)   Royal Appliance
                                        Manufacturing  . . . . . . . . . . . . . . . . . .                                     6,000

                       2,700       Ruby Tuesday . . . . . . . . . . . . . . . . . . . . . . . .                               45,563

                       1,900       Russ Berrie & Co.. . . . . . . . . . . . . . . . . . . . . .                               37,525

                       3,200 (a)   Ryan's Family
                                        Steak House  . . . . . . . . . . . . . . . . . . .                                    34,400

                       4,300 (a)   Safeskin  . . . . . . . . . . . . . . . . . . . . . . .                                    95,138

                       1,400       St. John Knits . . . . . . . . . . . . . . . . . . . . . . .                               28,263

                       3,300 (a)   Shoney's  . . . . . . . . . . . . . . . . . . . . . . .                                     6,394

                       2,000 (a)   Shopko Stores . . . . . . . . . . . . . . . . . . . . .                                    62,625

                       1,400       Simpson Industries . . . . . . . . . . . . . . . . . . . . .                               16,363

                       1,450 (a)   Sonic . . . . . . . . . . . . . . . . . . . . . . . . .                                    27,550

                       1,000       Spartan Motors . . . . . . . . . . . . . . . . . . . . . . .                                6,438

                       2,100 (a)   Sports Authority  . . . . . . . . . . . . . . . . . . .                                    16,013

                       1,000       Standard Motor Product . . . . . . . . . . . . . . . . . . .                               22,250

                       1,500       Standard Products. . . . . . . . . . . . . . . . . . . . . .                               23,531

                       1,000       Standex International. . . . . . . . . . . . . . . . . . . .                               24,688

                       3,700 (a)   Stein Mart  . . . . . . . . . . . . . . . . . . . . . .                                    29,138

                       3,500       Stride Rite. . . . . . . . . . . . . . . . . . . . . . . . .                               31,938

                         600 (a)   Swiss Army Brands . . . . . . . . . . . . . . . . . . .                                     5,475

                       1,900 (a)   TBC . . . . . . . . . . . . . . . . . . . . . . . . . .                                    13,181

                       2,000       TCBY Enterprises . . . . . . . . . . . . . . . . . . . . . .                               14,125

                       1,000       The Dixie Group. . . . . . . . . . . . . . . . . . . . . . .                                5,750

                       1,200       Thomas Nelson. . . . . . . . . . . . . . . . . . . . . . . .                               15,375

                       1,000       Thor Industries. . . . . . . . . . . . . . . . . . . . . . .                               22,250

                       1,200 (a)   Timberland, Cl. A . . . . . . . . . . . . . . . . . . .                                    48,000

                       1,100       Toro . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               24,338

                       1,400 (a)   Tultex  . . . . . . . . . . . . . . . . . . . . . . . .                                     1,838

                       3,200 (a)   Valassis Communication  . . . . . . . . . . . . . . . .                                   127,600

                       1,700       Wabash National. . . . . . . . . . . . . . . . . . . . . . .                               30,175

                       2,500 (a)   Westwood One  . . . . . . . . . . . . . . . . . . . . .                                    45,000

                       2,100 (a)   Whole Foods Market  . . . . . . . . . . . . . . . . . .                                    84,131

                       4,500 (a)   Williams-Sonoma . . . . . . . . . . . . . . . . . . . .                                   122,625

                       1,900       Winnebago Industries . . . . . . . . . . . . . . . . . . . .                               20,306

                       3,500       Wolverine World Wide . . . . . . . . . . . . . . . . . . . .                               45,719

                       3,000 (a)   World Color Press . . . . . . . . . . . . . . . . . . .                                    91,125

                       2,800 (a)   Zale  . . . . . . . . . . . . . . . . . . . . . . . . .                                    66,325

                                                                                                                        ____________

                                                                                                                           4,539,070

                                                                                                                        ____________

                   Shares          COMMON STOCKS (continued)                                                               Value
                ____________                                                                                           ____________

                                   Consumer Staples--3.6%

                         700 (a)   CPI . . . . . . . . . . . . . . . . . . . . . . . . . .                            $       16,056

                       1,500       Canandaigua Brands,
                                        Cl. A  . . . . . . . . . . . . . . . . . . . . . .                                    75,188

                         700       Chemed . . . . . . . . . . . . . . . . . . . . . . . . . . .                               22,138

                       4,900       Chiquita Brands
                                        International  . . . . . . . . . . . . . . . . . .                                    52,063

                         700       Coca-Cola Bottling . . . . . . . . . . . . . . . . . . . . .                               42,175

                           1       ConAgra. . . . . . . . . . . . . . . . . . . . . . . . . . .                                   30

                       2,700       DEKALB Genetics, Cl. B . . . . . . . . . . . . . . . . . . .                              247,329

                       3,033       Delta & Pine Land. . . . . . . . . . . . . . . . . . . . . .                              101,226

                       3,300       Earthgrains. . . . . . . . . . . . . . . . . . . . . . . . .                               99,000

                       1,200 (a)   Ionics  . . . . . . . . . . . . . . . . . . . . . . . .                                    37,200

                       1,200 (a)   J & J Snack Foods . . . . . . . . . . . . . . . . . . .                                    27,000

                         600       Penford. . . . . . . . . . . . . . . . . . . . . . . . . . .                                8,400

                       3,100 (a)   Smithfield Foods  . . . . . . . . . . . . . . . . . . .                                    60,838

                       2,400 (a)   Triarc Cos., Cl. A  . . . . . . . . . . . . . . . . . .                                    37,500

                       1,900 (a)   Ultratech Stepper . . . . . . . . . . . . . . . . . . .                                    34,200

                       1,000 (a)   USA Detergents  . . . . . . . . . . . . . . . . . . . .                                     8,250

                       1,900       X-Rite . . . . . . . . . . . . . . . . . . . . . . . . . . .                               13,538

                                                                                                                        ____________

                                                                                                                             882,131

                                                                                                                        ____________

                                   Electronics--7.4%

                       3,800 (a)   Anixter International . . . . . . . . . . . . . . . . .                                    58,663

                       1,600 (a)   Applied Magnetics . . . . . . . . . . . . . . . . . . .                                     6,500

                         700 (a)   Bell Industries . . . . . . . . . . . . . . . . . . . .                                     6,956

                       1,000 (a)   Benchmark Electronics . . . . . . . . . . . . . . . . .                                    23,563

                       2,700 (a)   Burr-Brown  . . . . . . . . . . . . . . . . . . . . . .                                    50,119

                       1,100 (a)   CTS . . . . . . . . . . . . . . . . . . . . . . . . . .                                    32,588

                       2,800 (a)   C-Cube Microsystems . . . . . . . . . . . . . . . . . .                                    50,050

                       2,700 (a)   Checkpoint Systems  . . . . . . . . . . . . . . . . . .                                    32,063

                       1,700 (a)   Coherent  . . . . . . . . . . . . . . . . . . . . . . .                                    19,975

                       3,500 (a)   CommScope . . . . . . . . . . . . . . . . . . . . . . .                                    48,781

                       2,400       Dallas Semiconductor . . . . . . . . . . . . . . . . . . . .                               88,800

                       3,300 (a)   General Semiconductor . . . . . . . . . . . . . . . . .                                    26,194

                       1,100 (a)   Hadco . . . . . . . . . . . . . . . . . . . . . . . . .                                    34,650

                       1,600       Harman International . . . . . . . . . . . . . . . . . . . .                               64,700

                         850       Harmon Industries. . . . . . . . . . . . . . . . . . . . . .                               21,569

                       1,200       Innovex. . . . . . . . . . . . . . . . . . . . . . . . . . .                               16,800

                       3,200       Input/Output . . . . . . . . . . . . . . . . . . . . . . . .                               28,400

                       1,000 (a)   Integrated Circuit Systems  . . . . . . . . . . . . . .                                    13,250

                       3,700 (a)   International Rectifier . . . . . . . . . . . . . . . .                                    33,300

                       3,200 (a)   KEMET . . . . . . . . . . . . . . . . . . . . . . . . .                                    44,800

                       2,400 (a)   Kent Electronics  . . . . . . . . . . . . . . . . . . .                                    38,850

                       3,000 (a)   Komag . . . . . . . . . . . . . . . . . . . . . . . . .                                    16,875

                       1,700       Lattice Semiconductor. . . . . . . . . . . . . . . . . . . .                               57,800

                       1,200 (a)   Marshall Industries . . . . . . . . . . . . . . . . . .                                    34,500

                       1,400 (a)   Mercury Interactive . . . . . . . . . . . . . . . . . .                                    58,100



DREYFUS SMALL CAP STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                         OCTOBER 31, 1998

                   Shares          COMMON STOCKS (continued)                                                               Value
                ____________                                                                                           ____________

                                   Electronics (continued)

                       2,600       Methode Electronics, Cl. A . . . . . . . . . . . . . . . . .                       $       39,975

                       2,900 (a)   Novellus Systems. . . . . . . . . . . . . . . . . . . .                                   112,556

                       1,500 (a)   Oak Industries  . . . . . . . . . . . . . . . . . . . .                                    40,594

                       3,100 (a)   Orbital Sciences  . . . . . . . . . . . . . . . . . . .                                   102,300

                       1,000       Park Electrochemical . . . . . . . . . . . . . . . . . . . .                               18,313

                       1,600       Pioneer Standard Electronics . . . . . . . . . . . . . . . .                               14,300

                       1,300 (a)   Plexus  . . . . . . . . . . . . . . . . . . . . . . . .                                    32,338

                       3,500 (a)   Read-Rite . . . . . . . . . . . . . . . . . . . . . . .                                    37,625

                       3,400 (a)   Sanmina . . . . . . . . . . . . . . . . . . . . . . . .                                   139,400

                       1,300 (a)   Standard Microsystems . . . . . . . . . . . . . . . . .                                     8,775

                       1,100 (a)   Technitrol  . . . . . . . . . . . . . . . . . . . . . .                                    29,975

                         700 (a)   Three-Five Systems  . . . . . . . . . . . . . . . . . .                                     6,125

                       1,600 (a)   Trimble Navigation  . . . . . . . . . . . . . . . . . .                                    12,800

                       2,500 (a)   Unitrade  . . . . . . . . . . . . . . . . . . . . . . .                                    31,406

                       3,200 (a)   Vicor Corporation . . . . . . . . . . . . . . . . . . .                                    30,000

                       5,800 (a)   Vitesse Semiconductor . . . . . . . . . . . . . . . . .                                   187,050

                       3,400 (a)   VLSI Technology . . . . . . . . . . . . . . . . . . . .                                    32,725

                         600 (a)   Watkins-Johnson . . . . . . . . . . . . . . . . . . . .                                    11,175

                                                                                                                        ____________

                                                                                                                           1,795,278

                                                                                                                        ____________

                                   Energy--5.4%

                       2,600       Atmos Energy . . . . . . . . . . . . . . . . . . . . . . . .                               77,188

                       2,500 (a)   Barrett Resources . . . . . . . . . . . . . . . . . . .                                    58,906

                       1,900 (a)   Benton Oil & Gas  . . . . . . . . . . . . . . . . . . .                                     9,738

                       2,000       Cabot Oil & Gas, Cl. A . . . . . . . . . . . . . . . . . . .                               34,000

                         900       Cascade Natural Gas. . . . . . . . . . . . . . . . . . . . .                               14,906

                         900       Connecticut Energy . . . . . . . . . . . . . . . . . . . . .                               25,200

                       3,900       Cross Timbers Oil. . . . . . . . . . . . . . . . . . . . . .                               56,063

                       2,600       Devon Energy . . . . . . . . . . . . . . . . . . . . . . . .                               88,075

                       2,200       Energen. . . . . . . . . . . . . . . . . . . . . . . . . . .                               39,600

                       1,300 (a)   HS Resources  . . . . . . . . . . . . . . . . . . . . .                                    12,838

                       1,700       KCS Energy . . . . . . . . . . . . . . . . . . . . . . . . .                                8,606

                       1,300       New Jersey Resources . . . . . . . . . . . . . . . . . . . .                               49,969

                       3,100 (a)   Newfield Exploration  . . . . . . . . . . . . . . . . .                                    75,369

                       1,900       Northwest Natural Gas. . . . . . . . . . . . . . . . . . . .                               52,963

                       1,800 (a)   Oceaneering
                                        International  . . . . . . . . . . . . . . . . . .                                    25,875

                       1,800 (a)   Offshore Logistics  . . . . . . . . . . . . . . . . . .                                    27,056

                         700       Pennsylvania Enterprises . . . . . . . . . . . . . . . . . .                               17,325

                       2,500       Piemont Natural Gas. . . . . . . . . . . . . . . . . . . . .                               86,875

                       1,500 (a)   Plains Resources  . . . . . . . . . . . . . . . . . . .                                    25,500

                       3,000       Pogo Producing . . . . . . . . . . . . . . . . . . . . . . .                               45,000

                       1,400 (a)   Pool Energy Services  . . . . . . . . . . . . . . . . .                                    18,681

                       4,000 (a)   Pride International . . . . . . . . . . . . . . . . . .                                    46,500

                       1,700       Public Service
                                        North Carolina . . . . . . . . . . . . . . . . . .                                    37,506

                       1,000 (a)   Remington Oil & Gas,
                                        Cl. B  . . . . . . . . . . . . . . . . . . . . . .                                     3,625

                   Shares          COMMON STOCKS (continued)                                                               Value
                ____________                                                                                           ____________


                                   Energy (continued)

                         900       St. Mary Land
                                        Exploration  . . . . . . . . . . . . . . . . . . .                            $       18,900

                       7,900       Santa Fe Energy
                                        Resources  . . . . . . . . . . . . . . . . . . . .                                    64,188

                       2,000 (a)   Seitel  . . . . . . . . . . . . . . . . . . . . . . . .                                    26,500

                       2,700       Snyder Oil . . . . . . . . . . . . . . . . . . . . . . . . .                               43,031

                       2,500       Southwest Gas. . . . . . . . . . . . . . . . . . . . . . . .                               59,219

                       1,700       Southwestern Energy. . . . . . . . . . . . . . . . . . . . .                               11,475

                       3,400 (a)   Tuboscope . . . . . . . . . . . . . . . . . . . . . . .                                    42,075

                       4,000       Vintage Petroleum. . . . . . . . . . . . . . . . . . . . . .                               52,000

                       2,900       WICOR. . . . . . . . . . . . . . . . . . . . . . . . . . . .                               70,688

                                                                                                                        ____________

                                                                                                                           1,325,440

                                                                                                                        ____________

                                   Health Care--10.9%

                       1,800       ALPHARMA, Cl. A. . . . . . . . . . . . . . . . . . . . . . .                               49,838

                       1,900 (a)   Access Health . . . . . . . . . . . . . . . . . . . . .                                    68,163

                       1,400       ADAC Laboratories. . . . . . . . . . . . . . . . . . . . . .                               41,475

                       2,400       Advanced Tissue Sciences . . . . . . . . . . . . . . . . . .                                7,275

                       2,400       Alliance Pharmaceutical. . . . . . . . . . . . . . . . . . .                                9,600

                       2,500       American Oncology
                                        Resources  . . . . . . . . . . . . . . . . . . . .                                    33,281

                       2,400       Ballard Medical Products . . . . . . . . . . . . . . . . . .                               51,000

                       1,700 (a)   Barr Laboratories . . . . . . . . . . . . . . . . . . .                                    58,119

                       1,900       Bindley Western Industries . . . . . . . . . . . . . . . . .                               68,875

                       3,700 (a)   Bio-Technology General  . . . . . . . . . . . . . . . .                                    27,056

                       2,900 (a)   Cephalon  . . . . . . . . . . . . . . . . . . . . . . .                                    21,750

                       1,100       Circon . . . . . . . . . . . . . . . . . . . . . . . . . . .                               10,175

                       1,300 (a)   Cooper Cos. . . . . . . . . . . . . . . . . . . . . . .                                    30,875

                       1,800 (a)   Cor Therapeutics  . . . . . . . . . . . . . . . . . . .                                    21,713

                       4,000 (a)   Coventry Health Care  . . . . . . . . . . . . . . . . .                                    38,750

                       1,200 (a)   Curative Health Services  . . . . . . . . . . . . . . .                                    32,700

                       1,200 (a)   Cygnus  . . . . . . . . . . . . . . . . . . . . . . . .                                     6,300

                       1,300 (a)   Datascope . . . . . . . . . . . . . . . . . . . . . . .                                    29,331

                       1,200       Diagnostic Products. . . . . . . . . . . . . . . . . . . . .                               27,075

                       1,655 (a)   Enzo Biochem  . . . . . . . . . . . . . . . . . . . . .                                    17,378

                       2,600 (a)   Genesis Health Ventures . . . . . . . . . . . . . . . .                                    35,100

                       1,000 (a)   Hologic . . . . . . . . . . . . . . . . . . . . . . . .                                    13,688

                       3,300 (a)   IDEXX Laboratories  . . . . . . . . . . . . . . . . . .                                    75,281

                       2,100 (a)   Immune Response . . . . . . . . . . . . . . . . . . . .                                    25,725

                       2,000       Incyte Pharmaceuticals . . . . . . . . . . . . . . . . . . .                               61,000

                       4,012       Integrated Health Services . . . . . . . . . . . . . . . . .                               64,944

                       2,400       Invacare . . . . . . . . . . . . . . . . . . . . . . . . . .                               54,000

                       2,200 (a)   Jones Pharma  . . . . . . . . . . . . . . . . . . . . .                                    71,088

                       2,900 (a)   Liposome  . . . . . . . . . . . . . . . . . . . . . . .                                    18,125

                       2,500 (a)   Magellan Health Services  . . . . . . . . . . . . . . .                                    22,656

                       5,400 (a)   Mariner Post-Acute
                                        Network  . . . . . . . . . . . . . . . . . . . . .                                    31,388

                       1,400       Marquette Medical
                                        Systems  . . . . . . . . . . . . . . . . . . . . .                                    62,388



DREYFUS SMALL CAP STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                         OCTOBER 31, 1998

                   Shares          COMMON STOCKS (continued)                                                               Value
                ____________                                                                                           ____________

                                   Health Care (continued)

                       2,300 (a)   MedImmune . . . . . . . . . . . . . . . . . . . . . . .                             $     154,675

                       1,900       Philadelphia Surburban . . . . . . . . . . . . . . . . . . .                               51,181

                       1,700       Mentor . . . . . . . . . . . . . . . . . . . . . . . . . . .                               28,900

                       4,900 (a)   NBTY  . . . . . . . . . . . . . . . . . . . . . . . . .                                    39,200

                       1,600       Nature's Sunshine
                                        Products . . . . . . . . . . . . . . . . . . . . .                                    25,400

                       1,600 (a)   NCS HealthCare, Cl. A . . . . . . . . . . . . . . . . .                                    28,200

                       2,600 (a)   North American Vaccine  . . . . . . . . . . . . . . . .                                    39,325

                       1,700 (a)   Noven Pharmaceuticals . . . . . . . . . . . . . . . . .                                     6,906

                       3,700 (a)   Orthodontic Centers
                                        of America . . . . . . . . . . . . . . . . . . . .                                    70,069

                       2,400       Owens & Minor. . . . . . . . . . . . . . . . . . . . . . . .                               38,100

                       1,800 (a)   PAREXEL International . . . . . . . . . . . . . . . . .                                    39,713

                       2,750 (a)   Patterson Dental  . . . . . . . . . . . . . . . . . . .                                   113,438

                       1,300 (a)   Pediatrix Medical Group . . . . . . . . . . . . . . . .                                    60,613

                       2,000 (a)   Pharmaceutical Product
                                        Development  . . . . . . . . . . . . . . . . . . .                                    54,000

                       5,600 (a)   Phycor  . . . . . . . . . . . . . . . . . . . . . . . .                                    40,600

                       1,600 (a)   Protein Design Labs . . . . . . . . . . . . . . . . . .                                    38,400

                       3,000 (a)   Regeneron
                                        Pharmaceuticals  . . . . . . . . . . . . . . . . .                                    24,750

                       2,900 (a)   Renal Care Group  . . . . . . . . . . . . . . . . . . .                                    84,463

                       1,900 (a)   ReSound . . . . . . . . . . . . . . . . . . . . . . . .                                     9,025

                       2,700 (a)   Respironics . . . . . . . . . . . . . . . . . . . . . .                                    41,681

                       2,600 (a)   Roberts Pharmaceutical  . . . . . . . . . . . . . . . .                                    57,850

                       2,500 (a)   SEQUUS Pharmaceuticals  . . . . . . . . . . . . . . . .                                    44,844

                       2,000 (a)   Sola International  . . . . . . . . . . . . . . . . . .                                    38,375

                         900 (a)   SpaceLabs Medical . . . . . . . . . . . . . . . . . . .                                    13,050

                       2,200       Summit Technology. . . . . . . . . . . . . . . . . . . . . .                                9,075

                       1,200 (a)   Sunrise Medical . . . . . . . . . . . . . . . . . . . .                                    13,800

                       1,800 (a)   TheraTech Inc.  . . . . . . . . . . . . . . . . . . . .                                    25,538

                       1,600 (a)   U.S. Bioscience . . . . . . . . . . . . . . . . . . . .                                    12,800

                       2,600 (a)   Universal Health
                                        Services, Cl. B  . . . . . . . . . . . . . . . . .                                   133,413

                       2,000 (a)   Vertex Pharmaceuticals  . . . . . . . . . . . . . . . .                                    52,750

                       1,300 (a)   VISX  . . . . . . . . . . . . . . . . . . . . . . . . .                                    65,163

                       1,100       Vital Signs. . . . . . . . . . . . . . . . . . . . . . . . .                               17,600

                                                                                                                        ____________

                                                                                                                           2,659,009

                                                                                                                        ____________

                                   Interest Sensitive--16.4%

                       3,300       AMRESCO. . . . . . . . . . . . . . . . . . . . . . . . . . .                               22,894

                       3,600       American Bankers
                                        Insurance Group  . . . . . . . . . . . . . . . . .                                   160,875

                       1,400       Anchor Bancorp
                                        Wisconsin  . . . . . . . . . . . . . . . . . . . .                                    30,100

                       4,700 (a)   AmeriCredit . . . . . . . . . . . . . . . . . . . . . .                                    62,863

                       4,300       Astoria Financial. . . . . . . . . . . . . . . . . . . . . .                              184,900

                       1,200       Banknorth Group. . . . . . . . . . . . . . . . . . . . . . .                               38,250

                   Shares          COMMON STOCKS (continued)                                                               Value
                ____________                                                                                           ____________

                                   Interest Sensitive (continued)

                       2,600       Capital Re . . . . . . . . . . . . . . . . . . . . . . . . .                       $       47,613

                       1,800       Cash America
                                        International  . . . . . . . . . . . . . . . . . .                                    22,500

                       2,300       Centura Banks. . . . . . . . . . . . . . . . . . . . . . . .                              158,700

                       1,800       CMAC Investment. . . . . . . . . . . . . . . . . . . . . . .                               75,375

                       1,750       Commerce Bancorp . . . . . . . . . . . . . . . . . . . . . .                               71,094

                       4,700       Commercial Federal . . . . . . . . . . . . . . . . . . . . .                              106,631

                         900 (a)   CompDent  . . . . . . . . . . . . . . . . . . . . . . .                                    10,688

                       1,700       Cullen/Frost Bankers . . . . . . . . . . . . . . . . . . . .                               90,525

                       3,875       D. R. Horton . . . . . . . . . . . . . . . . . . . . . . . .                               61,516

                         900       Dain Rauscher. . . . . . . . . . . . . . . . . . . . . . . .                               30,600

                       1,524 (a)   Delphi Financial
                                        Group, Cl. A . . . . . . . . . . . . . . . . . . .                                    71,057

                       2,080       Downey Financial . . . . . . . . . . . . . . . . . . . . . .                               48,750

                       4,200 (a)   ETrade Group  . . . . . . . . . . . . . . . . . . . . .                                    75,600

                       3,000       Eaton Vance. . . . . . . . . . . . . . . . . . . . . . . . .                               67,125

                       3,000 (a)   Enhance Financial
                                        Services Group . . . . . . . . . . . . . . . . . .                                    73,688

                       1,000       Executive Risk . . . . . . . . . . . . . . . . . . . . . . .                               47,500

                       1,890       Fidelity National Financial. . . . . . . . . . . . . . . . .                               58,118

                       4,500       First American Financial . . . . . . . . . . . . . . . . . .                              140,906

                       2,400       Firstbank. . . . . . . . . . . . . . . . . . . . . . . . . .                               57,750

                       2,200       First Midwest Bancorp. . . . . . . . . . . . . . . . . . . .                               90,200

                       5,700       FirstMerit . . . . . . . . . . . . . . . . . . . . . . . . .                              151,050

                       2,600       Fremont General. . . . . . . . . . . . . . . . . . . . . . .                              128,375

                       2,790       Frontier Insurance Group . . . . . . . . . . . . . . . . . .                               45,512

                       3,460       HUBCO. . . . . . . . . . . . . . . . . . . . . . . . . . . .                               93,420

                         900       JSB Financial. . . . . . . . . . . . . . . . . . . . . . . .                               47,531

                       4,100       Keystone Financial . . . . . . . . . . . . . . . . . . . . .                              119,925

                       4,400       Legg Mason . . . . . . . . . . . . . . . . . . . . . . . . .                              116,875

                       1,300       Life Re. . . . . . . . . . . . . . . . . . . . . . . . . . .                              121,306

                       1,600       M.D.C. Holdings. . . . . . . . . . . . . . . . . . . . . . .                               28,100

                       1,900       MAF Bancorp. . . . . . . . . . . . . . . . . . . . . . . . .                               46,550

                       1,600       NAC Re . . . . . . . . . . . . . . . . . . . . . . . . . . .                               77,500

                       2,200       Orion Capital. . . . . . . . . . . . . . . . . . . . . . . .                               75,213

                       1,200       Premier Bancshares . . . . . . . . . . . . . . . . . . . . .                               26,400

                       1,750 (a)   Queens County Bancorp . . . . . . . . . . . . . . . . .                                    52,172

                       3,600       Ramond James Financial . . . . . . . . . . . . . . . . . . .                               82,575

                       2,500       Riggs International. . . . . . . . . . . . . . . . . . . . .                               60,313

                       3,150       St. Paul Bancorp . . . . . . . . . . . . . . . . . . . . . .                               64,772

                       2,100       Selective Insurance Group. . . . . . . . . . . . . . . . . .                               38,456

                       2,200       Sierra Health Services . . . . . . . . . . . . . . . . . . .                               51,288

                       1,600 (a)   Silicon Valley Bancshares . . . . . . . . . . . . . . .                                    32,800

                       2,400       Standard Pacific . . . . . . . . . . . . . . . . . . . . . .                               23,250

                       2,500       Susquehanna Bancshares . . . . . . . . . . . . . . . . . . .                               56,563

                       2,800 (a)   Toll Brothers . . . . . . . . . . . . . . . . . . . . .                                    64,925

                       1,000       Trenwick Group . . . . . . . . . . . . . . . . . . . . . . .                               33,250

                       2,070 (a)   TrustCo Bank  . . . . . . . . . . . . . . . . . . . . .                                    57,960



DREYFUS SMALL CAP STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                         OCTOBER 31, 1998

                   Shares          COMMON STOCKS (continued)                                                               Value
                ____________                                                                                           ____________

                                   Interest Sensitive (continued)

                       1,200 (a)   U.S. Home . . . . . . . . . . . . . . . . . . . . . . .                            $       37,950

                       1,400       U.S. Trust . . . . . . . . . . . . . . . . . . . . . . . . .                               89,163

                       3,100       United Bankshares. . . . . . . . . . . . . . . . . . . . . .                               82,925

                       3,300       UST. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               76,313

                       1,500       Whitney Holding. . . . . . . . . . . . . . . . . . . . . . .                               55,125

                       1,500       Zenith National Insurance. . . . . . . . . . . . . . . . . .                               38,344

                                                                                                                        ____________

                                                                                                                           3,981,719

                                                                                                                        ____________

                                   Mining And Metals--2.4%

                       2,000       Belden . . . . . . . . . . . . . . . . . . . . . . . . . . .                               29,125

                       1,900       Birmingham Steel . . . . . . . . . . . . . . . . . . . . . .                                9,856

                       1,300       Brush Wellman. . . . . . . . . . . . . . . . . . . . . . . .                               22,100

                       2,450 (a)   Cable Design Technologies . . . . . . . . . . . . . . .                                    40,425

                       1,200       Castle (A.M.). . . . . . . . . . . . . . . . . . . . . . . .                               22,350

                       1,300       Coeur d' Alene Mines . . . . . . . . . . . . . . . . . . . .                                7,313

                       1,300       Commercial Metals. . . . . . . . . . . . . . . . . . . . . .                               34,613

                       1,100       Commonweath Industries . . . . . . . . . . . . . . . . . . .                                8,319

                       2,400 (a)   Getchell Gold . . . . . . . . . . . . . . . . . . . . .                                    42,000

                       2,500       Glamis Gold. . . . . . . . . . . . . . . . . . . . . . . . .                                6,406

                       3,900 (a)   Hecla Mining  . . . . . . . . . . . . . . . . . . . . .                                    17,550

                       1,400       IMCO Recycling . . . . . . . . . . . . . . . . . . . . . . .                               19,338

                         400       Insteel Industries . . . . . . . . . . . . . . . . . . . . .                                2,075

                       2,100       Intermet . . . . . . . . . . . . . . . . . . . . . . . . . .                               34,125

                       3,000 (a)   Mueller Industries  . . . . . . . . . . . . . . . . . .                                    67,500

                       1,700       Pioneer Group. . . . . . . . . . . . . . . . . . . . . . . .                               24,331

                       1,600 (a)   RTI International Metals  . . . . . . . . . . . . . . .                                    23,800

                       1,000       Steel Technologies . . . . . . . . . . . . . . . . . . . . .                                7,063

                       1,700 (a)   Stillwater Mining . . . . . . . . . . . . . . . . . . .                                    55,038

                       1,700       Texas Industries . . . . . . . . . . . . . . . . . . . . . .                               50,256

                       1,600       Titan International. . . . . . . . . . . . . . . . . . . . .                               16,600

                       1,600       WHX. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               19,000

                       1,100       Wolverine Tube . . . . . . . . . . . . . . . . . . . . . . .                               23,306

                                                                                                                        ____________

                                                                                                                             582,489

                                                                                                                        ____________

                                   Transportation--3.1%

                       2,750       Air Express International. . . . . . . . . . . . . . . . . .                               57,750

                       2,400       American Freightways . . . . . . . . . . . . . . . . . . . .                               20,400

                       1,400       Arkansas Best. . . . . . . . . . . . . . . . . . . . . . . .                                7,525

                       5,250       Comair Holdings. . . . . . . . . . . . . . . . . . . . . . .                              172,594

                       1,900       Expeditors International
                                        of Washington  . . . . . . . . . . . . . . . . . .                                    64,363

                       2,700 (a)   Fritz Cos.  . . . . . . . . . . . . . . . . . . . . . .                                    23,963

                       1,200       Frozen Food Express
                                        Industries . . . . . . . . . . . . . . . . . . . .                                    11,100

                       1,850 (a)   Halter Marine Group . . . . . . . . . . . . . . . . . .                                    15,956

                       2,400 (a)   Heartland Express . . . . . . . . . . . . . . . . . . .                                    43,200

                       1,600 (a)   Kirby . . . . . . . . . . . . . . . . . . . . . . . . .                                    33,900

                         900 (a)   Landstar Systems  . . . . . . . . . . . . . . . . . . .                                    31,950


                   Shares          COMMON STOCKS (continued)                                                               Value
                ____________                                                                                           ____________
                                   Transportation (continued)

                       1,000 (a)   M.S. Carriers . . . . . . . . . . . . . . . . . . . . .                            $       21,500

                       1,800       Pittston Burlington Group. . . . . . . . . . . . . . . . . .                               10,463

                         700 (a)   Railtex . . . . . . . . . . . . . . . . . . . . . . . .                                     7,569

                       1,100 (a)   Royal/Metro . . . . . . . . . . . . . . . . . . . . . .                                    11,550

                       2,000       SkyWest. . . . . . . . . . . . . . . . . . . . . . . . . . .                               51,000

                       2,000       USFreightsways . . . . . . . . . . . . . . . . . . . . . . .                               50,125

                       3,950       Werner Enterprises . . . . . . . . . . . . . . . . . . . . .                               71,100

                       2,100 (a)   Yellow  . . . . . . . . . . . . . . . . . . . . . . . .                                    33,731

                                                                                                                        ____________

                                                                                                                             739,739

                                                                                                                        ____________

                                   Utilities--2.2%

                       1,300       CILCORP. . . . . . . . . . . . . . . . . . . . . . . . . . .                               66,950

                       1,400       Central Hudson Gas
                                        & Electric . . . . . . . . . . . . . . . . . . . .                                    56,700

                         900       Central Vermont
                                        Public Service . . . . . . . . . . . . . . . . . .                                     9,731

                       1,600       Commonwealth Energy
                                        Systems  . . . . . . . . . . . . . . . . . . . . .                                    59,700

                       1,400       Eastern Utility Association. . . . . . . . . . . . . . . . .                               36,313

                       2,900 (a)   General Communication,
                                        Cl. A  . . . . . . . . . . . . . . . . . . . . . .                                     8,700

                         200       Green Mountain Power . . . . . . . . . . . . . . . . . . . .                                2,875

                       1,100       Orange/Rockland Utility. . . . . . . . . . . . . . . . . . .                               60,431

                       2,500       Sierra Pacific Resources . . . . . . . . . . . . . . . . . .                               91,094

                       4,800 (a)   Tel-Save Holdings . . . . . . . . . . . . . . . . . . .                                    43,050

                       1,200       TNP Enterprises. . . . . . . . . . . . . . . . . . . . . . .                               40,500

                       1,200       United Illuminating. . . . . . . . . . . . . . . . . . . . .                               58,800

                                                                                                                        ____________

                                                                                                                             534,844

                                                                                                                        ____________

                                   TOTAL COMMON STOCKS

                                        (cost $26,436,212) . . . . . . . . . . . . . . . .                               $23,974,205

                                                                                                                        ____________


                  Principal        SHORT-TERM
                    Amount              INVESTMENTS--1.0%                                                                 Value
                ____________                                                                                           ____________

                                   U.S. Treasury Bills:

                $    127,000            3.76%,1/14/1999  . . . . . . . . . . . . . . . . . . . . . .                   $     125,925

                     127,000 (b)        3.94%, 1/28/1999  . . . . . . . . . . . . . . . . . . .                              125,705

                                                                                                                        ____________

                                   TOTAL SHORT-TERM INVESTMENTS

                                        (cost $251,795)  . . . . . . . . . . . . . . . . .                             $     251,630

                                                                                                                        ____________


TOTAL INVESTMENTS

     (cost $26,688,007)  . . . . . . . . . . . . . . . . . . . . . . .                                            99.6%  $24,225,835

                                                                                                                _______ ____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . .                                              .4%  $    98,814
                                                                                                                _______ ____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                           100.0%  $24,324,649
                                                                                                                _______ ____________

DREYFUS SMALL CAP STOCK INDEX FUND
-----------------------------------------------------------------------------


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Non-income producing.

(b)Partially held by the custodian in a segregated account as collateral for open financial futures positions.

STATEMENT OF FINANCIAL FUTURES                               OCTOBER 31, 1998

                                                                            Market Value                          Unrealized

                                                                               Covered                           Appreciation

Financial Futures Purchased                                 Contracts       by Contracts        Expiration        at 10/31/98

_________________________                                  ___________     ______________     ______________    ______________
Russell 2000 . . . . . . . . . . . . . . . . . . . . . .        1             $190,500         December '98         $3,800

                                                                                                                    ______

                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS SMALL CAP STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                          OCTOBER 31, 1998

                                                                                                     Cost              Value
                                                                                                 ____________       ___________
ASSETS:                          Investments in securities--See Statement of Investments . .      $26,688,007       $24,225,835

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                              192,248

                                 Receivable for shares of Common Stock subscribed  . . . .                              205,381

                                 Dividends receivable  . . . . . . . . . . . . . . . . . .                                9,267

                                 Receivable for futures variation margin--Note 4(a)  . . .                                1,600

                                                                                                                   ____________

                                                                                                                     24,634,331

                                                                                                                   ____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                                4,410

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                                4,410

                                 Payable for investment securities purchased . . . . . . .                              300,862

                                                                                                                   ____________

                                                                                                                        309,682

                                                                                                                   ____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $24,324,649

                                                                                                                   ____________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                          $25,648,413

                                 Accumulated undistributed investment income--net  . . . .                               70,573

                                 Accumulated net realized gain (loss) on investments . . .                            1,064,035

                                 Accumulated net unrealized appreciation (depreciation)

                                   on investments (including $3,800 net unrealized

                                   appreciation on financial futures)--Note 3(b) . . . . .                           (2,458,372)

                                                                                                                   ____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $24,324,649
                                                                                                                   ____________

SHARES OUTSTANDING

(200 MILLION SHARES OF $.001 PAR VALUE COMMON STOCK AUTHORIZED). . . . . . . . . . . . . .                            2,000,850

NET ASSET VALUE, offering and redemption price per share--Note 3(c). . . . . . . . . . . .                               $12.16

                                                                                                                        _______


                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS SMALL CAP STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                           YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME

INCOME:             Cash dividends (net of $56 foreign taxes

                                    withheld at source)  . . . . . . . . . . . . . . . . .       $    169,279

                                 Interest    . . . . . . . . . . . . . . . . . . . . . . .              6,225

                                                                                                  ___________

                                        Total Income . . . . . . . . . . . . . . . . . . .                         $    175,504

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . . . . . .             51,778

                                 Shareholder servicing costs--Note 3(b)  . . . . . . . . .             51,777

                                 Loan commitment fees --Note 2 . . . . . . . . . . . . . .                 80

                                                                                                  ___________

                                        Total Expenses . . . . . . . . . . . . . . . . . .                              103,635

                                                                                                                    ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               71,869

                                                                                                                    ___________

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . . . . . .        $ 1,063,206

                                 Net realized gain (loss) on financial futures . . . . . .            (9,720)

                                                                                                  ___________

                                        Net Realized Gain (Loss) . . . . . . . . . . . . .                            1,053,486

                                 Net unrealized appreciation (depreciation) on investments

                                    (including $15,425 net unrealized appreciation on  . .                          (3,874,179)

                                                                                                                    ___________

                                    financial futures)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                          (2,820,693)

                                                                                                                    ___________

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . .                         $(2,748,824)

                                                                                                                    ___________


                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS SMALL CAP STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Year Ended        Year Ended
                                                                                         October 31, 1998  October 31, 1997*
                                                                                        ________________   ________________

OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       71,869      $       22,097

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . .           1,053,486             213,285

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . . . .          (3,874,179)          1,415,807

                                                                                            ____________        ____________

    Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . . . . .          (2,748,824)          1,651,189

                                                                                            ____________        ____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (23,393)           --------

  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .            (202,736)           --------

                                                                                            ____________        ____________

    Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (226,129)           --------

                                                                                            ____________        ____________

CAPITAL STOCK TRANSACTIONS:

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . .          10,491,450          16,685,148

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             225,582            --------

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,498,039)           (255,728)

                                                                                            ____________        ____________

    Increase (Decrease) in Net Assets from Capital Stock Transactions  . . . . . . .           9,218,993          16,429,420

                                                                                            ____________        ____________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . .           6,244,040          18,080,609

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          18,080,609            --------

                                                                                            ____________        ____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $24,324,649         $18,080,609

                                                                                            ____________        ____________


UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . .      $       70,573      $       22,097

                                                                                            ____________        ____________

                                                                                              Shares              Shares

                                                                                            ____________        ____________

CAPITAL SHARE TRANSACTIONS:

  Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             794,989           1,319,474

  Shares issued for dividends reinvested . . . . . . . . . . . . . . . . . . . . . .              16,898            --------

  Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (112,038)            (18,473)

                                                                                            ____________        ____________

    Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . . . . . . . . .             699,849           1,301,001

                                                                                           ____________        ____________

                                                                                            ____________        ____________
-----------------------------

* From June 30, 1997 (commencement of operations) to October 31, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS.



DREYFUS SMALL CAP STOCK INDEX FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                                         Year Ended October 31,
                                                                                                        _____________________

PER SHARE DATA:                                                                                            1998     1997(1)
                                                                                                          ______    ______

   Net asset value, beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $13.90    $12.50
                                                                                                          ______    ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             .04       .02

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1.60)     1.38
                                                                                                          ______    ______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1.56)     1.40
                                                                                                          ______    ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (.02)       --

   Dividends from net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . .            (.16)       --
                                                                                                          ______    ______

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (.18)       --
                                                                                                          ______    ______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $12.16    $13.90
                                                                                                          ______    ______


TOTAL INVESTMENT RETURN (2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (11.38%)   11.20%(3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . . . . . . . . . . . . .             .50%      .17%(3)

   Ratio of net investment income

       to average net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             .35%      .13%(3)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           25.14%    10.59%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . . . . . . . . . . . . .         $24,325   $18,081
-----------------------------

(1)  From June 30, 1997 (commencement of operations) to October 31, 1997.

(2)  Exclusive of redemption fee.

(3)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS SMALL CAP STOCK INDEX FUND
-----------------------------------------------------------------------------

NOTES    TO    FINANCIAL    STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Small Cap Stock Index Fund (the "Fund") is a separate non-diversified series of Dreyfus Index Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company and operates as a series company currently offering three series including the Fund. The Fund's investment objective is to provide investment results that correspond to the total return performance of predominantly small capitalization common stocks in the aggregate, as represented by the Standard & Poor' s Small Cap 600 Index. The Dreyfus Corporation (" Dreyfus" ) serves as the Fund's investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

As of October 31, 1998, MBC Investment Corp., an indirect subsidiary of Mellon Bank Corporation, held 1,215,640 shares of the Fund.

  The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that funds operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

  (a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed Funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 1998, the Fund did not borrow under the Facility.

DREYFUS SMALL CAP STOCK INDEX FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (a) Pursuant to a management agreement (" Agreement) with Dreyfus, the management fee is computed at the annual rate of .25 of 1% of the value of the Fund' s average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all the expenses of the Fund, except brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel). Each Director receives from the Company an annual fee of $2,500 and an attendance fee $500 per meeting and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors.

(b) Under the Shareholder Services Plan, the Fund pays the Distributor for the provision of certain services at the annual rate of .25 of 1% of the value of the Fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, bank or other financial institution) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1998, the Fund was charged an aggregate of $51,777 pursuant to the Shareholder Services Plan.

  (c) A 1% redemption fee is charged and retained by the Fund on certain redemptions of Fund shares where the redemption occurs within the initial six-month period following the opening of the account. During the period ended October 31, 1998, redemption fees amounted to $631.

NOTE 4--SECURITIES TRANSACTIONS:

  (a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 1998 amounted to $14,036,584 and $5,189,023, respectively.

  The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of October 31, 1998, are set forth in the Statement of Financial Futures.

  (b)   At   October  31,  1998,  accumulated  net  unrealized  depreciation  on investments and financial futures was $2,458,372, consisting of $2,094,897 gross unrealized appreciation and $4,553,269 gross unrealized depreciation.

  At October 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS SMALL CAP STOCK INDEX FUND
-----------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To    the    Board    of    Directors    and    Shareholders    of

Dreyfus Small Cap Index Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Dreyfus Small Cap Index Fund (the "Fund") (one of the Series constituting Dreyfus Index Funds), as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund' s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


                PricewaterhouseCoopers LLP

New York, New York

December 18, 1998

IMPORTANT TAX INFORMATION (UNAUDITED)

  In accordance with Federal tax law, the Fund hereby designates 18.649% of the ordinary dividends paid during the fiscal year ended October 31, 1998 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in January 1999 of the percentage applicable to the preparation of their 1998 income tax returns.

                                   (reg.tm)

                                   (reg.tm)

DREYFUS SMALL CAP STOCK INDEX FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Boston Safe Deposit and Trust Company

One Boston Place

Boston, MA 02109

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                             077AR9810

Small Cap Stock

Index Fund

Annual Report

October 31, 1998

DREYFUS S&P 500 INDEX FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with this annual report for the Dreyfus S&P 500 Index Fund for the 12-month period ended October 31, 1998. As you know, it was a turbulent year in the stock market. Nonetheless, your Fund produced a total return of 21.34% for the 12-month period.* This compares with a total return of 22.01% for the Standard & Poor's 500 Composite Stock Price Index for the same period.** The difference is accounted for by transaction costs and other Fund operating expenses.

ECONOMIC REVIEW

So far in 1998, the main regions of the world have had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year. The U.S. economy cooled enough over the months that the Fed decided to stand pat. Evidence of economic cooling continued to accumulate and worries about the world economy intensified. Financial stresses pushed the Fed to ease credit in both late September and mid-October. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of the Asian financial crisis. The Latin American economies weakened as the financial stresses spread throughout that region.

  A main influence on the U.S. economy this year was the foreign financial crisis and cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation helped the consumer sector as more of the growth in consumer income was left over after inflation to buy goods and services. Consumers benefited from a combination of good growth in income after inflation, a strong labor market and past increases in the price of assets they owned.

  The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports. One result of this industrial weakness was to cool off a
U.S.    economy    that    had    been    growing    rapidly.

  The major change in the economic outlook over recent months has been a downward shift in expectations for world economic growth. A credit crunch developed in emerging countries and former communist countries, sharply reducing the economic outlook for Asia and Latin America as well as for commodity-exporting countries throughout the world. The effect on Europe and the U.S. has been to lower expectations of profit growth and drive down bond yields

  Evidence of a weaker world economy accumulated as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management (hedge fund) crisis through early October. However, proactive steps were taken to stabilize the Japanese banks, design a support package for Brazil and ease monetary policy. The prospects for world economic weakness and monetary ease in the major countries will be powerfully influenced by whether foreign financial stresses calm down or intensify in the coming months. There appears to be a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

MARKET OVERVIEW

  The 12 months ended October 31, 1998 encompassed some very different market phases. There was stock market strength during the early part of the period. Then small-cap indices started to erode in the spring and were joined by large-cap indices by midsummer. A sharp decline until the end of August was followed by a brief rebound and then a renewed decline amid financial fears until early October. The last few weeks of the fiscal year saw a strong rally in response to the easing of monetary policy. Returns on mid-cap and small-cap stock indices tended to be weaker than on large-caps, with a negative total return on small-cap indices.

  Three key trends influenced stock market behavior during the fiscal year. First, the Federal Reserve kept the Federal Funds rate flat at 5.5% for nearly 11 months of the fiscal year, but then eased policy twice. Second, weakness in emerging country economies contributed to declining commodity prices and a drop in long-term Treasury bond yields to multidecade lows. Third, expectations for corporate profits dropped, first in the sectors sensitive to Asian developments such as oil, basic materials and exports and then for a broader list of stocks.

  The trigger for the sharp decline in stocks in August appeared to be the Russian default in the summer of 1998. This resulted in deepening concerns about weaker economic growth and corporate profits. There was also a global margin call on risky assets held by hedge funds and financial institutions. This raised the cost of debt financing for many corporations and many emerging countries. Expectations for economic activity in emerging countries in Asia and Latin America shifted down sharply while expectations for U.S. corporate profits weakened somewhat. Despite the fall in Treasury bond yields, financial stocks led the summer selloff due to concerns about financial contagion among emerging countries and potential loan losses by financial institutions. However, in the last few weeks of the fiscal year, these fears began to ebb and the stock market rebounded.

  The erosion of expectations about average corporate profit growth over the last year contributed to an outperformance by a small group of super-cap growth stocks for much of the fiscal year. Investors had more confidence in the prospect for strong persistent earnings growth for this small group of stocks than for the broad market. Value stocks, which often have greater cyclical sensitivity to earnings fluctuations, lagged behind these super-growth stocks. In addition, many of the financial stocks that fall into the value category dropped sharply following the Russian default and global margin call concerns.

  The fiscal year ended October 31, 1998, was characterized by very different performances of the various market sectors. Super-cap growth stocks did best, followed by large-cap stocks in general with mid-cap and small-cap stocks lagging behind. For example, the total return for the fiscal year on the Russell 1000 Index with a heavy large-cap representation was 19.71%, while the Russell 1000 Growth Index returned 24.64% and the Russell 1000 Value Index returned 14.83% . The return on the Russell Midcap Index was 4.46% while the small-cap Russell 2000 Index return was -11.84%.***

  We thank you for being an investor in this Dreyfus Fund.

            Sincerely,



                [Steven A. Falci  signature]


                Steven A. Falci

            Portfolio Manager

November 24, 1998

New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid.

**SOURCE: LIPPER ANALYTICAL SERVICES, INC.--Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance

***SOURCE: LIPPER ANALYTICAL SERVICES, INC.--The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represent approximately 89% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index consists of the bottom 800 securities in the Russell 1000 Index as ranked by total market capitalization, and is a widely accepted measure of medium-cap stock market performance. The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. All indices are unmanaged and include reinvested dividends.


DREYFUS S&P 500 INDEX FUND                                   OCTOBER 31, 1998
-----------------------------------------------------------------------------

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS S&P 500 INDEX
        FUND AND THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX

$39,191

Standard & Poor's 500 Composite Stock Price Index*

                                    Dollars

$37,054

Dreyfus S&P 500 Index Fund

*Source: Lipper Analytical Services, Inc.

Average Annual Total Returns
--------------------------------------------------------------------------------

                      One Year Ended                   Five Years Ended              From Inception (1/2/90)

                     October 31, 1998                  October 31, 1998                to October 31, 1998
                    __________________                __________________             _________________________
                           21.34%                           20.61%                           15.99%
------------------------

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Dreyfus S&P 500 Index Fund on 1/2/90 (Inception Date) to a $10,000 investment made in the Standard & Poor's 500 Composite Stock Price Index on that date. All dividends and capital gain distributions are reinvested. The Fund's performance shown in the line graph takes into account all applicable fees and expenses. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees or other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

DREYFUS S&P 500 INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                     OCTOBER 31, 1998

   Shares       COMMON STOCKS--98.4%                                                                         Value

___________                                                                                               ____________

                                   Basic Industries--3.0%
      47,400         Air Products & Chemicals . . . . . . . . . . . . . . . . . .                        $   1,789,350

       8,200         Armstrong World Industries . . . . . . . . . . . . . . . . .                              508,400

      24,000         Avery Dennison . . . . . . . . . . . . . . . . . . . . . . .                              994,500

       6,200         Ball . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              261,563

      10,900         Bemis. . . . . . . . . . . . . . . . . . . . . . . . . . . .                              404,663

      11,500 (a)     Boise Cascade . . . . . . . . . . . . . . . . . . . . .                                   322,000

      12,200         Centex . . . . . . . . . . . . . . . . . . . . . . . . . . .                              408,700

      19,600         Champion International . . . . . . . . . . . . . . . . . . .                              625,975

      25,500         Crown Cork & Seal. . . . . . . . . . . . . . . . . . . . . .                              812,813

      45,900         Dow Chemical . . . . . . . . . . . . . . . . . . . . . . . .                            4,297,388

     231,900         duPont (E.I.) de Nemours

                         & Co.  . . . . . . . . . . . . . . . . . . . . . .                                 13,334,250

      16,200         Eastman Chemical . . . . . . . . . . . . . . . . . . . . . .                              951,750

      29,600         Engelhard. . . . . . . . . . . . . . . . . . . . . . . . . .                              621,600

      16,200         Fluor. . . . . . . . . . . . . . . . . . . . . . . . . . . .                              628,763

       7,100 (a)     FMC . . . . . . . . . . . . . . . . . . . . . . . . . .                                   362,544

      45,200         Fort James . . . . . . . . . . . . . . . . . . . . . . . . .                            1,822,125

      35,400         Fortune Brands . . . . . . . . . . . . . . . . . . . . . . .                            1,170,413

       8,300         Foster Wheeler . . . . . . . . . . . . . . . . . . . . . . .                              131,763

      19,100         Georgia Pacific. . . . . . . . . . . . . . . . . . . . . . .                              988,425

      15,600         Grace (W.R.) & Co. . . . . . . . . . . . . . . . . . . . . .                              271,050

      12,100         Great Lakes Chemical . . . . . . . . . . . . . . . . . . . .                              503,663

      19,400         Hercules . . . . . . . . . . . . . . . . . . . . . . . . . .                              646,263

      63,000         International Paper. . . . . . . . . . . . . . . . . . . . .                            2,925,563

       8,200         Kaufman & Broad Home . . . . . . . . . . . . . . . . . . . .                              234,213

      22,500         Louisiana Pacific. . . . . . . . . . . . . . . . . . . . . .                              399,375

      69,700         Masco. . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,964,669

      21,300         Mead . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              673,613

                     Morton International  . . . . . . . . . . . . . . . . .                                   664,163

      13,500         Nalco Chemical . . . . . . . . . . . . . . . . . . . . . . .                              417,656

      72,300         Occidental Petroleum . . . . . . . . . . . . . . . . . . . .                            1,436,963

      11,100         Owens-Corning. . . . . . . . . . . . . . . . . . . . . . . .                              403,069

      31,800 (a)     Owens-Illinois  . . . . . . . . . . . . . . . . . . . .                                   971,888

       5,900         Potlach. . . . . . . . . . . . . . . . . . . . . . . . . . .                              215,350

      36,300         PPG Industries . . . . . . . . . . . . . . . . . . . . . . .                            2,075,906

      32,400         Praxair. . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,304,100

      36,500         Rohm & Haas. . . . . . . . . . . . . . . . . . . . . . . . .                            1,231,875

      17,032         Sealed Air . . . . . . . . . . . . . . . . . . . . . . . . .                              603,572

      35,400         Sherwin-Williams . . . . . . . . . . . . . . . . . . . . . .                              891,638

      20,600         Sigma-Aldrich. . . . . . . . . . . . . . . . . . . . . . . .                              636,669

      21,500 (a)     Stone Container . . . . . . . . . . . . . . . . . . . .                                   205,594

      11,400         Temple-Inland. . . . . . . . . . . . . . . . . . . . . . . .                              553,613

      34,800         Tenneco. . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,057,050

      14,200         Union Camp . . . . . . . . . . . . . . . . . . . . . . . . .                              610,600

      27,700         Union Carbide. . . . . . . . . . . . . . . . . . . . . . . .                            1,066,450

      20,800         Westvaco . . . . . . . . . . . . . . . . . . . . . . . . . .                              512,200

                        Basic Industries (continued)

      40,800         Weyerhaeuser . . . . . . . . . . . . . . . . . . . . . . . .                        $   1,909,950

      22,800          Willamette Industries. . . . . . . . . . . . . . . . . . . .                             706,800

                                                                                                       _______________

                                                                                                            55,530,500

                                                                                                       _______________

                                   Capital Goods--24.4%

      44,800         AMP. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,839,600

      13,800         Adobe Systems. . . . . . . . . . . . . . . . . . . . . . . .                              512,325

      29,500 (a)     Advanced Micro Devices  . . . . . . . . . . . . . . . .                                   665,594

       5,806         Aeroquip-Vickers . . . . . . . . . . . . . . . . . . . . . .                              182,889

      40,354         Allegheny Teledyne . . . . . . . . . . . . . . . . . . . . .                              829,779

     115,000         AlliedSignal . . . . . . . . . . . . . . . . . . . . . . . .                            4,477,813

      17,650 (a)     Andrew  . . . . . . . . . . . . . . . . . . . . . . . .                                   289,019

      27,600 (a)     Apple Computer  . . . . . . . . . . . . . . . . . . . .                                 1,024,650

      75,000 (a)     Applied Materials . . . . . . . . . . . . . . . . . . .                                 2,601,563

      44,200 (a)     Ascend Communications . . . . . . . . . . . . . . . . .                                 2,132,650

       9,600         Autodesk . . . . . . . . . . . . . . . . . . . . . . . . . .                              299,400

      61,700         Automatic Data

                         Processing . . . . . . . . . . . . . . . . . . . .                                  4,801,031

      42,300 (a)     BMC Software  . . . . . . . . . . . . . . . . . . . . .                                 2,033,044

     207,098         Boeing . . . . . . . . . . . . . . . . . . . . . . . . . . .                            7,766,175

       4,900         Briggs & Stratton. . . . . . . . . . . . . . . . . . . . . .                              230,300

      35,600         Browning-Ferris Industries . . . . . . . . . . . . . . . . .                            1,261,575

      33,700 (a)     Cabletron Systems . . . . . . . . . . . . . . . . . . .                                   383,338

      15,300         Case . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              336,600

      74,700         Caterpillar. . . . . . . . . . . . . . . . . . . . . . . . .                            3,361,500

     175,770 (a)     Cendant . . . . . . . . . . . . . . . . . . . . . . . .                                 2,010,369

      14,900 (a)     Ceridian  . . . . . . . . . . . . . . . . . . . . . . .                                   854,888

     318,550 (a)     Cisco Systems . . . . . . . . . . . . . . . . . . . . .                                20,068,650

     342,384         Compaq Computer. . . . . . . . . . . . . . . . . . . . . . .                           10,827,894

     115,050         Computer Associates

                        International  . . . . . . . . . . . . . . . . . .                                   4,530,094

      32,400         Computer Sciences. . . . . . . . . . . . . . . . . . . . . .                            1,709,100

      23,800         Cooper Industries. . . . . . . . . . . . . . . . . . . . . .                            1,050,175

      14,125         Crane. . . . . . . . . . . . . . . . . . . . . . . . . . . .                              406,977

       7,900         Cummins Engine . . . . . . . . . . . . . . . . . . . . . . .                              269,588

      10,100 (a)     Data General  . . . . . . . . . . . . . . . . . . . . .                                   171,700

      50,200         Deere & Co.. . . . . . . . . . . . . . . . . . . . . . . . .                            1,775,825

     259,400 (a)     Dell Computer . . . . . . . . . . . . . . . . . . . . .                                17,023,125

      16,600         Deluxe . . . . . . . . . . . . . . . . . . . . . . . . . . .                              537,425

      45,700         Dover. . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,450,975

      35,000         Dun & Bradstreet . . . . . . . . . . . . . . . . . . . . . .                              993,125

       9,400         EG&G . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              236,175

     102,400 (a)     EMC . . . . . . . . . . . . . . . . . . . . . . . . . .                                 6,592,000

      14,600         Eaton. . . . . . . . . . . . . . . . . . . . . . . . . . . .                              988,238

     100,800         Electronic Data Systems. . . . . . . . . . . . . . . . . . .                            4,101,300

      90,300         Emerson Electric . . . . . . . . . . . . . . . . . . . . . .                            5,959,800


DREYFUS S&P 500 INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                         OCTOBER 31, 1998

   Shares            COMMON STOCKS (continued)                                                               Value
___________                                                                                               ____________

                                   Capital Goods (continued)

      30,300         Equifax. . . . . . . . . . . . . . . . . . . . . . . . . . .                        $   1,172,231

      91,600         First Data . . . . . . . . . . . . . . . . . . . . . . . . .                            2,427,400

      31,900 (a)     Gateway 2000  . . . . . . . . . . . . . . . . . . . . .                                 1,780,419

      25,900         General Dynamics . . . . . . . . . . . . . . . . . . . . . .                            1,532,956

     666,700         General Electric . . . . . . . . . . . . . . . . . . . . . .                           58,336,250

      36,600         Genuine Parts. . . . . . . . . . . . . . . . . . . . . . . .                            1,152,900

      15,200         Goodrich (B.F.). . . . . . . . . . . . . . . . . . . . . . .                              547,200

      20,000         Grainger (W.W.). . . . . . . . . . . . . . . . . . . . . . .                              921,250

      20,600         H&R Block. . . . . . . . . . . . . . . . . . . . . . . . . .                              923,138

      88,300         HBO & Co.. . . . . . . . . . . . . . . . . . . . . . . . . .                            2,317,875

       9,800         Harnischfeger Industries . . . . . . . . . . . . . . . . . .                               92,488

      16,400         Harris . . . . . . . . . . . . . . . . . . . . . . . . . . .                              575,025

     213,000         Hewlett-Packard. . . . . . . . . . . . . . . . . . . . . . .                           12,819,938

      25,800         Honeywell. . . . . . . . . . . . . . . . . . . . . . . . . .                            2,060,775

      27,800         Ikon Office Solutions. . . . . . . . . . . . . . . . . . . .                              262,363

      51,200         Illinois Tool Works. . . . . . . . . . . . . . . . . . . . .                            3,283,200

      34,000         IMS Health . . . . . . . . . . . . . . . . . . . . . . . . .                            2,261,000

      33,900         Ingersoll-Rand . . . . . . . . . . . . . . . . . . . . . . .                            1,711,950

     344,200         Intel. . . . . . . . . . . . . . . . . . . . . . . . . . . .                           30,698,338

     191,200         International Business

                          Machines . . . . . . . . . . . . . . . . . . . . .                                28,381,250

      27,950         Interpublic Group Cos. . . . . . . . . . . . . . . . . . . .                            1,635,075

      24,300         ITT Industries . . . . . . . . . . . . . . . . . . . . . . .                              868,725

      17,800 (a)     KLA-Tencor  . . . . . . . . . . . . . . . . . . . . . .                                   656,375

      40,100         Lockheed Martin. . . . . . . . . . . . . . . . . . . . . . .                            4,466,138

      28,900 (a)     LSI Logic . . . . . . . . . . . . . . . . . . . . . . .                                   437,113

     269,450         Lucent Technologies. . . . . . . . . . . . . . . . . . . . .                           21,606,522

      12,100         McDermott International. . . . . . . . . . . . . . . . . . .                              354,681

      43,700 (a)     Micron Technology . . . . . . . . . . . . . . . . . . .                                 1,660,600

     504,900 (a)     Microsoft . . . . . . . . . . . . . . . . . . . . . . .                                53,456,231

       8,000 (a)     Milacron  . . . . . . . . . . . . . . . . . . . . . . .                                   155,000

       9,000         Millipore. . . . . . . . . . . . . . . . . . . . . . . . . .                              221,625

      82,800         Minnesota Mining

                          & Manufacturing  . . . . . . . . . . . . . . . . .                                 6,624,000

     122,600         Motorola . . . . . . . . . . . . . . . . . . . . . . . . . .                            6,375,200

      33,700 (a)     National Semiconductor  . . . . . . . . . . . . . . . .                                   427,569

     133,620         Northern

                          Telecommunications . . . . . . . . . . . . . . . .                                 5,720,606

       4,100         Northrop Grumman . . . . . . . . . . . . . . . . . . . . . .                            1,124,475

      72,400 (a)     Novell  . . . . . . . . . . . . . . . . . . . . . . . .                                 1,076,950

      34,800         Omnicom Group. . . . . . . . . . . . . . . . . . . . . . . .                            1,720,425

     199,400 (a)     Oracle  . . . . . . . . . . . . . . . . . . . . . . . .                                 5,894,763

      25,400         Pall . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              641,350

      55,800 (a)     Parametric Technology . . . . . . . . . . . . . . . . .                                   927,675

      22,650         Parker-Hannifin. . . . . . . . . . . . . . . . . . . . . . .                              809,738

      33,400         Paychex. . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,661,650

      47,200 (a)     PeopleSoft  . . . . . . . . . . . . . . . . . . . . . .                                 1,000,050

                                 Capital Goods (continued)

      10,100         Perkin-Elmer . . . . . . . . . . . . . . . . . . . . . . . .                              851,556

      56,200         Pitney Bowes . . . . . . . . . . . . . . . . . . . . . . . .                        $   3,094,513

      17,200         Raychem. . . . . . . . . . . . . . . . . . . . . . . . . . .                              525,675

      69,400         Raytheon, Cl. B. . . . . . . . . . . . . . . . . . . . . . .                            4,029,538

      39,200         Rockwell International . . . . . . . . . . . . . . . . . . .                            1,609,650

      15,000         Ryder System . . . . . . . . . . . . . . . . . . . . . . . .                              369,375

      16,200         Scientific-Atlanta . . . . . . . . . . . . . . . . . . . . .                              241,988

      49,800 (a)     Seagate Technology  . . . . . . . . . . . . . . . . . .                                 1,313,475

      52,700         Service Corp. International. . . . . . . . . . . . . . . . .                            1,877,438

       5,400         Shared Medical Systems . . . . . . . . . . . . . . . . . . .                              269,325

      38,700 (a)     Silicon Graphics  . . . . . . . . . . . . . . . . . . .                                   435,375

      12,100         Snap-On. . . . . . . . . . . . . . . . . . . . . . . . . . .                              428,794

      18,213         Stanley Works. . . . . . . . . . . . . . . . . . . . . . . .                              546,390

      77,600 (a)     Sun Microsystems  . . . . . . . . . . . . . . . . . . .                                 4,520,200

      73,500 (a)     3COM  . . . . . . . . . . . . . . . . . . . . . . . . .                                 2,650,594

       9,700         Tektronix. . . . . . . . . . . . . . . . . . . . . . . . . .                              173,388

      39,700 (a)     Tellabs . . . . . . . . . . . . . . . . . . . . . . . .                                 2,183,500

      79,900         Texas Instruments. . . . . . . . . . . . . . . . . . . . . .                            5,108,606

      33,600         Textron. . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,499,000

      34,000 (a)     Thermo Electron . . . . . . . . . . . . . . . . . . . .                                   677,875

      11,600         Thomas & Betts . . . . . . . . . . . . . . . . . . . . . . .                              518,375

      12,800         Timken . . . . . . . . . . . . . . . . . . . . . . . . . . .                              228,000

     132,002         Tyco International . . . . . . . . . . . . . . . . . . . . .                            8,175,875

      52,100 (a)     Unisys  . . . . . . . . . . . . . . . . . . . . . . . .                                 1,387,163

      46,700         United Technologies. . . . . . . . . . . . . . . . . . . . .                            4,448,175

     117,200         Waste Management . . . . . . . . . . . . . . . . . . . . . .                            5,288,650

      67,300         Xerox. . . . . . . . . . . . . . . . . . . . . . . . . . . .                            6,519,688

                                                                                                         _____________

                                                                                                           449,338,931

                                                                                                         _____________

                                   Consumer Cyclical--12.6%

      50,400         Albertson's. . . . . . . . . . . . . . . . . . . . . . . . .                            2,800,350

      14,500         American Greetings, Cl. A. . . . . . . . . . . . . . . . . .                              581,813

      56,200         American Stores . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,830,013

      31,300 (a)     AutoZone  . . . . . . . . . . . . . . . . . . . . . . .                                   823,581

      19,000         Black & Decker . . . . . . . . . . . . . . . . . . . . . . .                              982,063

      20,300         Brunswick. . . . . . . . . . . . . . . . . . . . . . . . . .                              394,581

     146,700         CBS. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            4,098,431

      79,800         CVS. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            3,645,863

     132,500         Chrysler . . . . . . . . . . . . . . . . . . . . . . . . . .                            6,376,563

      20,500         Circuit City Stores. . . . . . . . . . . . . . . . . . . . .                              741,844

      50,900 (a)     Clear Channel

                             Communications . . . . . . . . . . . . . . . . . .                              2,319,131

      75,700         Comcast, Cl. A . . . . . . . . . . . . . . . . . . . . . . .                            3,737,688

      22,400 (a)     Consolidated Stores . . . . . . . . . . . . . . . . . .                                   368,200

      15,900         Cooper Tire and Rubber . . . . . . . . . . . . . . . . . . .                              264,338

      44,400 (a)     Costco Cos. . . . . . . . . . . . . . . . . . . . . . .                                 2,519,700

      33,759         Dana . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,411,548

DREYFUS S&P 500 INDEX FUND
-----------------------------------------------------------------------------


STATEMENT OF INVESTMENTS (CONTINUED)                         OCTOBER 31, 1998

   Shares            COMMON STOCKS (continued)                                                               Value
___________                                                                                               ____________

                                   Consumer Cyclical (continued)

      28,500         Darden Restaurants . . . . . . . . . . . . . . . . . . . . .                      $       470,250

      90,000         Dayton Hudson. . . . . . . . . . . . . . . . . . . . . . . .                            3,813,750

      22,700         Dillard's, Cl. A . . . . . . . . . . . . . . . . . . . . . .                              705,119

     419,800         Disney (Walt). . . . . . . . . . . . . . . . . . . . . . . .                           11,308,363

      37,850         Dollar General . . . . . . . . . . . . . . . . . . . . . . .                              903,669

      28,500         Donnelley (R.R.) & Sons. . . . . . . . . . . . . . . . . . .                            1,229,063

      19,200         Dow Jones & Co . . . . . . . . . . . . . . . . . . . . . . .                              879,600

      43,200 (a)     Federated

                         Department Stores  . . . . . . . . . . . . . . . .                                  1,660,500

       7,100         Fleetwood Enterprises. . . . . . . . . . . . . . . . . . . .                              228,975

     248,300         Ford Motor . . . . . . . . . . . . . . . . . . . . . . . . .                           13,470,275

      31,600 (a)     Meyer (Fred)  . . . . . . . . . . . . . . . . . . . . .                                 1,684,675

      14,800 (a)     Fruit of the Loom, Cl. A  . . . . . . . . . . . . . . .                                   225,700

      58,300         Gannett. . . . . . . . . . . . . . . . . . . . . . . . . . .                            3,607,313

      80,500         Gap. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            4,840,063

      30,900 (a)     General Instrument  . . . . . . . . . . . . . . . . . .                                   793,744

     134,000         General Motors . . . . . . . . . . . . . . . . . . . . . . .                            8,450,375

      32,200         Goodyear Tire & Rubber . . . . . . . . . . . . . . . . . . .                            1,734,775

       7,800         Great Atlantic & Pacific . . . . . . . . . . . . . . . . . .                              183,300

      14,500         Harcourt General . . . . . . . . . . . . . . . . . . . . . .                              705,969

      20,800 (a)     Harrah's Entertainment  . . . . . . . . . . . . . . . .                                   293,800

      27,000         Hasbro . . . . . . . . . . . . . . . . . . . . . . . . . . .                              946,688

      53,400         Hilton Hotel . . . . . . . . . . . . . . . . . . . . . . . .                            1,071,338

     301,102         Home Depot . . . . . . . . . . . . . . . . . . . . . . . . .                           13,097,937

      17,400         Johnson Controls . . . . . . . . . . . . . . . . . . . . . .                              978,750

       7,500         Jostens. . . . . . . . . . . . . . . . . . . . . . . . . . .                              169,219

     100,900 (a)     K mart  . . . . . . . . . . . . . . . . . . . . . . . .                                 1,425,213

      15,000 (a)     King World Productions  . . . . . . . . . . . . . . . .                                   393,750

      16,200         Knight-Ridder. . . . . . . . . . . . . . . . . . . . . . . .                              825,188

      32,400 (a)     Kohl's  . . . . . . . . . . . . . . . . . . . . . . . .                                 1,549,125

      52,600 (a)     Kroger  . . . . . . . . . . . . . . . . . . . . . . . .                                 2,919,300

      46,700         Limited. . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,196,688

      13,500         Liz Claiborne. . . . . . . . . . . . . . . . . . . . . . . .                              396,563

       8,000         Longs Drug Stores. . . . . . . . . . . . . . . . . . . . . .                              312,500

      72,100         Lowes. . . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,428,869

      51,300         Marriott International, Cl. A. . . . . . . . . . . . . . . .                            1,378,688

      60,000         Mattel . . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,152,500

      47,300         May Department Stores. . . . . . . . . . . . . . . . . . . .                            2,885,300

      18,700         Maytag . . . . . . . . . . . . . . . . . . . . . . . . . . .                              924,481

     140,300         McDonald's . . . . . . . . . . . . . . . . . . . . . . . . .                            9,382,563

      20,300         McGraw-Hill Cos. . . . . . . . . . . . . . . . . . . . . . .                            1,825,731

     124,900 (a)     MediaOne Group  . . . . . . . . . . . . . . . . . . . .                                 5,284,831

      10,800         Meredith . . . . . . . . . . . . . . . . . . . . . . . . . .                              399,600

      36,800 (a)     Mirage Resorts  . . . . . . . . . . . . . . . . . . . .                                   623,300

      18,100         Moore. . . . . . . . . . . . . . . . . . . . . . . . . . . .                              204,756

      13,700 (a)     Navistar International  . . . . . . . . . . . . . . . .                                   285,988

      38,800         New York Times, Cl. A. . . . . . . . . . . . . . . . . . . .                            1,096,100

                               Consumer Cyclical (continued)

      59,000         NIKE, Cl. B. . . . . . . . . . . . . . . . . . . . . . . . .                         $  2,577,563

      30,500         Nordstrom. . . . . . . . . . . . . . . . . . . . . . . . . .                              833,031

      16,000         PACCAR . . . . . . . . . . . . . . . . . . . . . . . . . . .                              698,000

      51,900         Penney (J.C.). . . . . . . . . . . . . . . . . . . . . . . .                            2,465,250

      13,100         Pep Boys-Manny,

                               Moe & Jack . . . . . . . . . . . . . . . . . . . .                              204,688

      11,600 (a)     Reebok International  . . . . . . . . . . . . . . . . .                                   192,850

      52,900         Rite Aid . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,099,469

       7,400         Russell. . . . . . . . . . . . . . . . . . . . . . . . . . .                              181,763

      71,000         Seagram. . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,334,125

      80,400         Sears, Roebuck & Co. . . . . . . . . . . . . . . . . . . . .                            3,612,975

       3,800         Springs Industries . . . . . . . . . . . . . . . . . . . . .                              134,425

      58,900 (a)     Staples . . . . . . . . . . . . . . . . . . . . . . . .                                 1,921,613

      24,800         Supervalu. . . . . . . . . . . . . . . . . . . . . . . . . .                              595,200

      69,200         Sysco. . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,864,075

      65,000         TJX. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,230,938

      25,000         TRW. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,423,438

      20,600         Tandy. . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,020,988

     107,200 (a)     Tele-Communications,

                              Cl. A, TCI Group . . . . . . . . . . . . . . . . .                            4,515,800

     122,800         Time Warner. . . . . . . . . . . . . . . . . . . . . . . . .                           11,397,375

      17,800         Times Mirror, Cl. A. . . . . . . . . . . . . . . . . . . . .                              986,788

      53,500 (a)     Toys R Us . . . . . . . . . . . . . . . . . . . . . . .                                 1,046,594

      25,000         Tribune. . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,440,625

      31,210 (a)     Tricon Global Restaurants . . . . . . . . . . . . . . .                                 1,357,635

      24,900         V.F. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,041,131

      27,700 (a)     Venator Group . . . . . . . . . . . . . . . . . . . . .                                   233,719

      73,400 (a)     Viacom, Cl. B . . . . . . . . . . . . . . . . . . . . .                                 4,394,825

     458,100         Wal-Mart Stores. . . . . . . . . . . . . . . . . . . . . . .                           31,608,900

     101,900         Walgreen . . . . . . . . . . . . . . . . . . . . . . . . . .                            4,961,256

      26,100         Wendy's International. . . . . . . . . . . . . . . . . . . .                              548,100

      15,600         Whirlpool. . . . . . . . . . . . . . . . . . . . . . . . . .                              799,500

      30,400         Winn-Dixie Stores. . . . . . . . . . . . . . . . . . . . . .                            1,031,700

                                                                                                       _______________

                                                                                                           232,994,290

                                                                                                       _______________

                                   Consumer Staples--10.4%

      11,300         Alberto-Culver, Cl. B. . . . . . . . . . . . . . . . . . . .                              300,156

      98,800         Anheuser-Busch . . . . . . . . . . . . . . . . . . . . . . .                            5,872,425

     122,720         Archer Daniels Midland . . . . . . . . . . . . . . . . . . .                            2,047,890

      53,936         Avon Products. . . . . . . . . . . . . . . . . . . . . . . .                            2,140,585

      58,900         Bestfoods. . . . . . . . . . . . . . . . . . . . . . . . . .                            3,210,050

      14,100         Brown-Forman, Cl. B. . . . . . . . . . . . . . . . . . . . .                              957,919

      92,000         Campbell Soup. . . . . . . . . . . . . . . . . . . . . . . .                            4,904,750

      21,300         Clorox . . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,327,025

     505,200         Coca-Cola. . . . . . . . . . . . . . . . . . . . . . . . . .                           34,164,150

      82,900         Coca-Cola Enterprises. . . . . . . . . . . . . . . . . . . .                            2,989,581

      60,600         Colgate-Palmolive. . . . . . . . . . . . . . . . . . . . . .                            5,355,525

DREYFUS S&P 500 INDEX FUND
-----------------------------------------------------------------------------


STATEMENT OF INVESTMENTS (CONTINUED)                         OCTOBER 31, 1998

   Shares            COMMON STOCKS (continued)                                                               Value
___________                                                                                               ____________

                                   Consumer Staples (continued)

     100,000         ConAgra. . . . . . . . . . . . . . . . . . . . . . . . . . .                        $   3,043,750

       7,400         Coors (Adolph), Cl. B. . . . . . . . . . . . . . . . . . . .                              370,000

      66,100         Eastman Kodak. . . . . . . . . . . . . . . . . . . . . . . .                            5,122,750

      26,600         Ecolab . . . . . . . . . . . . . . . . . . . . . . . . . . .                              794,675

      31,700         General Mills. . . . . . . . . . . . . . . . . . . . . . . .                            2,329,950

     230,100         Gillette . . . . . . . . . . . . . . . . . . . . . . . . . .                           10,340,119

      74,200         Heinz (H.J.) . . . . . . . . . . . . . . . . . . . . . . . .                            4,312,875

      29,300         Hershey Foods. . . . . . . . . . . . . . . . . . . . . . . .                            1,986,906

      22,000         International Flavors

                              & Fragrances . . . . . . . . . . . . . . . . . . .                               823,625

      83,400         Kellogg. . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,752,200

     112,200         Kimberly-Clark . . . . . . . . . . . . . . . . . . . . . . .                            5,413,650

       1,700         NACCO Industries, Cl. A. . . . . . . . . . . . . . . . . . .                              156,400

       8,500         National Service Industries. . . . . . . . . . . . . . . . .                              304,938

      33,300         Newell . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,465,200

     301,800         PepsiCo. . . . . . . . . . . . . . . . . . . . . . . . . . .                           10,185,750

     498,300         Philip Morris. . . . . . . . . . . . . . . . . . . . . . . .                           25,475,588

      49,500         Pioneer Hi-Bred

                               International  . . . . . . . . . . . . . . . . . .                            1,386,000

       9,000         Polaroid . . . . . . . . . . . . . . . . . . . . . . . . . .                              239,063

     274,800         Procter & Gamble . . . . . . . . . . . . . . . . . . . . . .                           24,422,850

      27,900         Quaker Oats. . . . . . . . . . . . . . . . . . . . . . . . .                            1,647,844

      64,000         Ralston Purina Group . . . . . . . . . . . . . . . . . . . .                            2,136,000

      66,600         RJR Nabisco Holdings . . . . . . . . . . . . . . . . . . . .                            1,902,263

      30,700         Rubbermaid . . . . . . . . . . . . . . . . . . . . . . . . .                            1,018,856

      95,700         Sara Lee . . . . . . . . . . . . . . . . . . . . . . . . . .                            5,712,094

      11,800         Tupperware . . . . . . . . . . . . . . . . . . . . . . . . .                              183,638

     131,200         Unilever . . . . . . . . . . . . . . . . . . . . . . . . . .                            9,872,800

      38,100         UST. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,295,400

      23,800         Wrigley, (Wm) Jr . . . . . . . . . . . . . . . . . . . . . .                            1,926,313

                                                                                                       _______________

                                                                                                           190,891,553

                                                                                                       _______________

                                   Energy--7.5%

      18,600         Amerada Hess . . . . . . . . . . . . . . . . . . . . . . . .                            1,027,650

     195,500         Amoco. . . . . . . . . . . . . . . . . . . . . . . . . . . .                           10,972,438

      24,600         Anadarko Petroleum . . . . . . . . . . . . . . . . . . . . .                              833,325

      20,200         Apache . . . . . . . . . . . . . . . . . . . . . . . . . . .                              571,913

      15,700         Ashland. . . . . . . . . . . . . . . . . . . . . . . . . . .                              755,563

      65,800         Atlantic Richfield . . . . . . . . . . . . . . . . . . . . .                            4,531,975

      65,090         Baker Hughes . . . . . . . . . . . . . . . . . . . . . . . .                            1,436,048

      36,345         Burlington Resources . . . . . . . . . . . . . . . . . . . .                            1,496,960

     134,100         Chevron. . . . . . . . . . . . . . . . . . . . . . . . . . .                           10,929,150

      43,600         Coastal. . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,536,900

      17,100         Columbia Energy Group. . . . . . . . . . . . . . . . . . . .                              989,663

      19,600         Consolidated Natural Gas . . . . . . . . . . . . . . . . . .                            1,035,125

       4,600         Eastern Enterprises. . . . . . . . . . . . . . . . . . . . .                              188,888

      67,500         Enron. . . . . . . . . . . . . . . . . . . . . . . . . . . .                            3,560,625

     499,600         Exxon. . . . . . . . . . . . . . . . . . . . . . . . . . . .                           35,596,500

                             Energy (continued)

      89,900         Halliburton. . . . . . . . . . . . . . . . . . . . . . . . .                         $  3,230,781

      10,300         Helmerich & Payne. . . . . . . . . . . . . . . . . . . . . .                              245,269

       9,800         Kerr-McGee . . . . . . . . . . . . . . . . . . . . . . . . .                              390,775

     160,200         Mobil. . . . . . . . . . . . . . . . . . . . . . . . . . . .                           12,125,138

       9,800         Nicor. . . . . . . . . . . . . . . . . . . . . . . . . . . .                              415,275

       6,500         ONEOK. . . . . . . . . . . . . . . . . . . . . . . . . . . .                              222,625

      21,800 (a)     Oryx Energy . . . . . . . . . . . . . . . . . . . . . .                                   305,200

       9,800         Pennzoil . . . . . . . . . . . . . . . . . . . . . . . . . .                              351,575

       7,300         Peoples Energy . . . . . . . . . . . . . . . . . . . . . . .                              269,188

      52,900         Phillips Petroleum . . . . . . . . . . . . . . . . . . . . .                            2,287,925

      17,500 (a)     Rowan Cos.  . . . . . . . . . . . . . . . . . . . . . .                                   254,844

     439,400         Royal Dutch Petroleum, A.D.R.                                                          21,640,450

     111,500         Schlumberger . . . . . . . . . . . . . . . . . . . . . . . .                            5,853,750

      49,366         Sempra Energy. . . . . . . . . . . . . . . . . . . . . . . .                            1,283,516

      22,500         Sonat. . . . . . . . . . . . . . . . . . . . . . . . . . . .                              682,031

      19,200         Sun. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              658,800

     109,800         Texaco . . . . . . . . . . . . . . . . . . . . . . . . . . .                            6,512,513

      51,410         Union Pacific

                               Resources Group  . . . . . . . . . . . . . . . . .                              668,330

      49,500         Unocal . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,679,906

      59,500         USX-Marathon Group . . . . . . . . . . . . . . . . . . . . .                            1,944,906

      87,100         Williams Cos.. . . . . . . . . . . . . . . . . . . . . . . .                            2,389,806

                                                                                                       _______________

                                                                                                           138,875,326

                                                                                                       _______________

                                   Health Care--12.4%

      17,700 (a)     ALZA  . . . . . . . . . . . . . . . . . . . . . . . . .                                   847,388

     315,500         Abbott Laboratories. . . . . . . . . . . . . . . . . . . . .                           14,808,781

      13,400         Allergan . . . . . . . . . . . . . . . . . . . . . . . . . .                              836,663

     269,600         American Home Products . . . . . . . . . . . . . . . . . . .                           13,143,000

      52,000 (a)     Amgen . . . . . . . . . . . . . . . . . . . . . . . . .                                 4,085,250

      11,500         Bard (C.R.). . . . . . . . . . . . . . . . . . . . . . . . .                              490,906

      11,500         Bausch & Lomb. . . . . . . . . . . . . . . . . . . . . . . .                              479,406

      58,500         Baxter International . . . . . . . . . . . . . . . . . . . .                            3,506,344

      50,700         Becton, Dickinson & Co.. . . . . . . . . . . . . . . . . . .                            2,135,738

      23,000         Biomet . . . . . . . . . . . . . . . . . . . . . . . . . . .                              780,563

      40,100 (a)     Boston Scientific . . . . . . . . . . . . . . . . . . .                                 2,182,944

     203,800         Bristol-Myers Squibb . . . . . . . . . . . . . . . . . . . .                           22,532,638

      27,300         Cardinal Health. . . . . . . . . . . . . . . . . . . . . . .                            2,581,556

     132,250         Columbia/HCA Healthcare. . . . . . . . . . . . . . . . . . .                            2,777,250

      30,900         Guidant. . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,363,850

      86,600 (a)     HEALTHSOUTH . . . . . . . . . . . . . . . . . . . . . .                                 1,050,025

      22,200 (a)     HCR Manor Care  . . . . . . . . . . . . . . . . . . . .                                   721,500

      34,200 (a)     Humana  . . . . . . . . . . . . . . . . . . . . . . . .                                   647,663

     275,600         Johnson & Johnson. . . . . . . . . . . . . . . . . . . . . .                           22,461,400

     225,700         Lilly (Eli). . . . . . . . . . . . . . . . . . . . . . . . .                           18,267,594

      15,000         Mallinckrodt Group . . . . . . . . . . . . . . . . . . . . .                              427,500

      96,200         Medtronic. . . . . . . . . . . . . . . . . . . . . . . . . .                            6,253,000

     244,000         Merck & Co.. . . . . . . . . . . . . . . . . . . . . . . . .                           33,001,000

DREYFUS S&P 500 INDEX FUND
-----------------------------------------------------------------------------


STATEMENT OF INVESTMENTS (CONTINUED)                         OCTOBER 31, 1998

   Shares            COMMON STOCKS (continued)                                                               Value
___________                                                                                               ____________

                                   Health Care (continued)

     123,100         Monsanto . . . . . . . . . . . . . . . . . . . . . . . . . .                       $    5,000,938

     267,700         Pfizer . . . . . . . . . . . . . . . . . . . . . . . . . . .                           28,727,556

     104,100         Pharmacia & Upjohn . . . . . . . . . . . . . . . . . . . . .                            5,510,794

     150,400         Schering-Plough. . . . . . . . . . . . . . . . . . . . . . .                           15,472,400

      17,200 (a)     St. Jude Medical  . . . . . . . . . . . . . . . . . . .                                   485,900

      63,200         Tenet Healthcare . . . . . . . . . . . . . . . . . . . . . .                            1,765,650

      40,000         United Healthcare. . . . . . . . . . . . . . . . . . . . . .                            1,742,500

     168,200         Warner-Lambert . . . . . . . . . . . . . . . . . . . . . . .                           13,182,675

                                                                                                       _______________

                                                                                                           228,270,372

                                                                                                       _______________

                             Interest Sensitive--16.0%

      29,579         Aetna. . . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,207,333

     169,800         Allstate . . . . . . . . . . . . . . . . . . . . . . . . . .                            7,312,013

      93,500         American Express . . . . . . . . . . . . . . . . . . . . . .                            8,263,063

      51,845         American General . . . . . . . . . . . . . . . . . . . . . .                            3,551,383

     215,125         American International Group                                                           18,339,406

      34,550         Aon. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,142,100

      70,969         Associates First Capital, Cl. A                                                         5,003,315

      58,600         BB&T . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,091,288

      60,300         BANKBOSTON . . . . . . . . . . . . . . . . . . . . . . . . .                            2,219,794

     239,904         Banc One . . . . . . . . . . . . . . . . . . . . . . . . . .                           11,725,308

     153,100         Bank of New York . . . . . . . . . . . . . . . . . . . . . .                            4,832,219

     356,053         BankAmerica. . . . . . . . . . . . . . . . . . . . . . . . .                           20,450,783

      19,700         Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . .                            1,237,406

      23,300         Bear Stearns Cos.. . . . . . . . . . . . . . . . . . . . . .                              831,519

      43,500         CIGNA. . . . . . . . . . . . . . . . . . . . . . . . . . . .                            3,172,781

      13,500         Capital One Financial. . . . . . . . . . . . . . . . . . . .                            1,373,625

     175,500         Chase Manhattan. . . . . . . . . . . . . . . . . . . . . . .                            9,970,594

      33,900         Chubb. . . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,084,850

      34,300         Cincinnati Financial . . . . . . . . . . . . . . . . . . . .                            1,279,819

     468,393         Citigroup. . . . . . . . . . . . . . . . . . . . . . . . . .                           22,043,746

      31,900         Comerica . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,057,550

      64,003         Conseco. . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,220,104

      22,800         Countrywide Credit

                               Industries . . . . . . . . . . . . . . . . . . . .                              984,675

     212,500         Federal National

                               Mortgage Association . . . . . . . . . . . . . . .                           15,047,656

      54,900         Fifth Third Bancorp. . . . . . . . . . . . . . . . . . . . .                            3,637,125

     198,590         First Union. . . . . . . . . . . . . . . . . . . . . . . . .                           11,518,220

     116,400         Fleet Financial Group. . . . . . . . . . . . . . . . . . . .                            4,648,725

      51,800         Franklin Resources . . . . . . . . . . . . . . . . . . . . .                            1,958,688

     139,000         Federal Home Loan

                              Mortgage . . . . . . . . . . . . . . . . . . . . .                             7,992,500

      15,500         General Re . . . . . . . . . . . . . . . . . . . . . . . . .                            3,405,156

      11,800         Golden West Financial. . . . . . . . . . . . . . . . . . . .                            1,070,113

      47,800         Hartford Financial

                              Services Group . . . . . . . . . . . . . . . . . .                             2,539,375

     100,945         Household International. . . . . . . . . . . . . . . . . . .                            3,690,802

                                             Interest Sensitive (continued)

      43,330         Huntington Bancshares. . . . . . . . . . . . . . . . . . . .                        $   1,245,738

      21,750         Jefferson Pilot. . . . . . . . . . . . . . . . . . . . . . .                            1,321,313

      90,100         Keycorp. . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,731,156

      24,200         Lehman Brothers Holdings . . . . . . . . . . . . . . . . . .                              918,088

      20,600         Lincoln National . . . . . . . . . . . . . . . . . . . . . .                            1,563,025

      23,500         Loews. . . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,207,531

      20,300         MBIA . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,240,838

     154,025         MBNA . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            3,513,695

      52,400         Marsh & McLennan . . . . . . . . . . . . . . . . . . . . . .                            2,908,200

      53,400         Mellon Bank. . . . . . . . . . . . . . . . . . . . . . . . .                            3,210,675

      31,100         Mercantile Bancorp . . . . . . . . . . . . . . . . . . . . .                            1,420,881

      71,400         Merrill Lynch & Co.. . . . . . . . . . . . . . . . . . . . .                            4,230,450

      23,200         MGIC Investment. . . . . . . . . . . . . . . . . . . . . . .                              904,800

      36,200         Morgan (J.P.). . . . . . . . . . . . . . . . . . . . . . . .                            3,411,850

     119,980         Morgan Stanley, Dean Witter,

                               Discover and Co. . . . . . . . . . . . . . . . . .                            7,768,705

      67,600         National City. . . . . . . . . . . . . . . . . . . . . . . .                            4,347,525

      22,800         Northern Trust . . . . . . . . . . . . . . . . . . . . . . .                            1,681,500

     156,900         Norwest. . . . . . . . . . . . . . . . . . . . . . . . . . .                            5,834,719

      61,800         PNC Bank . . . . . . . . . . . . . . . . . . . . . . . . . .                            3,090,000

      14,900         Progressive. . . . . . . . . . . . . . . . . . . . . . . . .                            2,194,025

      27,700         Provident Cos. . . . . . . . . . . . . . . . . . . . . . . .                              805,031

      19,500         Providian Financial. . . . . . . . . . . . . . . . . . . . .                            1,547,813

       8,800         Pulte. . . . . . . . . . . . . . . . . . . . . . . . . . . .                              226,600

      43,900         Regions Financial. . . . . . . . . . . . . . . . . . . . . .                            1,624,300

      22,100         Republic New York. . . . . . . . . . . . . . . . . . . . . .                              924,056

      28,900         Safeco . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,251,731

      54,700         Schwab (Charles) . . . . . . . . . . . . . . . . . . . . . .                            2,622,181

      34,300         SLM Holding. . . . . . . . . . . . . . . . . . . . . . . . .                            1,374,144

      48,394         St. Paul Companies . . . . . . . . . . . . . . . . . . . . .                            1,603,051

      33,100         State Street . . . . . . . . . . . . . . . . . . . . . . . .                            2,064,613

      35,600         Summit Bancorp . . . . . . . . . . . . . . . . . . . . . . .                            1,350,575

      42,500         SunAmerica . . . . . . . . . . . . . . . . . . . . . . . . .                            2,996,250

      42,800         SunTrust Banks . . . . . . . . . . . . . . . . . . . . . . .                            2,982,625

      53,950         Synovus Financial. . . . . . . . . . . . . . . . . . . . . .                            1,250,966

      28,700         Torchmark. . . . . . . . . . . . . . . . . . . . . . . . . .                            1,255,625

      12,800         Transamerica . . . . . . . . . . . . . . . . . . . . . . . .                            1,331,200

      28,300         UNUM . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,257,581

     152,248         U.S. Bancorp . . . . . . . . . . . . . . . . . . . . . . . .                            5,557,052

      26,000         Union Planters . . . . . . . . . . . . . . . . . . . . . . .                            1,207,375

      42,300         Wachovia . . . . . . . . . . . . . . . . . . . . . . . . . .                            3,844,013

     121,460         Washington Mutual. . . . . . . . . . . . . . . . . . . . . .                            4,547,159

      17,400         Wells Fargo. . . . . . . . . . . . . . . . . . . . . . . . .                            6,438,000

                                                                                                       _______________

                                                                                                           294,709,689

                                                                                                       _______________

                                   Mining And Metals--.7%

       8,100         ASARCO . . . . . . . . . . . . . . . . . . . . . . . . . . .                              173,644

      46,600         Alcan Aluminium. . . . . . . . . . . . . . . . . . . . . . .                            1,179,563

DREYFUS S&P 500 INDEX FUND
-----------------------------------------------------------------------------


STATEMENT OF INVESTMENTS (CONTINUED)                         OCTOBER 31, 1998

   Shares            COMMON STOCKS (continued)                                                               Value
___________                                                                                               ____________

                                   Mining And Metals (continued)

      38,300         Aluminum Co. of America. . . . . . . . . . . . . . . . . . .                         $  3,035,275

      22,100 (a)     Armco . . . . . . . . . . . . . . . . . . . . . . . . .                                   104,975

      76,400         Barrick Gold . . . . . . . . . . . . . . . . . . . . . . . .                            1,633,050

      47,100         Battle Mountain Gold . . . . . . . . . . . . . . . . . . . .                              256,106

      26,600 (a)     Bethlehem Steel . . . . . . . . . . . . . . . . . . . .                                   239,400

      19,200         Cyprus Amax Minerals . . . . . . . . . . . . . . . . . . . .                              238,800

      36,900         Freeport-McMoRan

                               Copper Cl.B  . . . . . . . . . . . . . . . . . . .                              454,331

      43,300         Homestake Mining . . . . . . . . . . . . . . . . . . . . . .                              514,188

      34,000         Inco . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              363,375

      34,225         Newmont Mining . . . . . . . . . . . . . . . . . . . . . . .                              727,281

      18,000         Nucor. . . . . . . . . . . . . . . . . . . . . . . . . . . .                              815,625

      12,000         Phelps Dodge . . . . . . . . . . . . . . . . . . . . . . . .                              691,500

      51,200         Placer Dome. . . . . . . . . . . . . . . . . . . . . . . . .                              806,400

      14,800         Reynolds Metals. . . . . . . . . . . . . . . . . . . . . . .                              887,075

      18,100         USX-U.S. Steel . . . . . . . . . . . . . . . . . . . . . . .                              420,825

      19,800         Worthington Industries . . . . . . . . . . . . . . . . . . .                              268,538

                                                                                                        _______________

                                                                                                             12,809,951

                                                                                                        _______________

                                   Transportation--1.0%

      37,400 (a)     AMR . . . . . . . . . . . . . . . . . . . . . . . . . .                                 2,505,800

      96,900         Burlington Northern

                               Santa Fe . . . . . . . . . . . . . . . . . . . . .                            2,991,788

      44,800         CSX. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,758,400

      15,500         Delta Air Lines. . . . . . . . . . . . . . . . . . . . . . .                            1,636,219

      30,260 (a)     FDX . . . . . . . . . . . . . . . . . . . . . . . . . .                                 1,590,541

      67,600         Laidlaw. . . . . . . . . . . . . . . . . . . . . . . . . . .                              637,975

      77,600         Norfolk Southern . . . . . . . . . . . . . . . . . . . . . .                            2,555,950

      68,775         Southwest Airlines . . . . . . . . . . . . . . . . . . . . .                            1,457,170

      50,700         Union Pacific. . . . . . . . . . . . . . . . . . . . . . . .                            2,414,588

      19,200 (a)     USAir Group . . . . . . . . . . . . . . . . . . . . . .                                 1,086,000

                                                                                                       _______________

                                                                                                            18,634,431

                                                                                                       _______________

                                   Utilities--10.4%

     370,100         AT&T . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           23,038,725

      36,000 (a)     AES . . . . . . . . . . . . . . . . . . . . . . . . . .                                 1,473,750

      56,200         ALLTEL . . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,630,863

     117,600 (a)     Airtouch Communications . . . . . . . . . . . . . . . .                                 6,585,600

      28,100         Ameren . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,122,244

      39,100         American Electric Power. . . . . . . . . . . . . . . . . . .                            1,913,456

     225,900         Ameritech. . . . . . . . . . . . . . . . . . . . . . . . . .                           12,184,481

      30,500         Baltimore Gas & Electric . . . . . . . . . . . . . . . . . .                              956,938

     318,336         Bell Atlantic. . . . . . . . . . . . . . . . . . . . . . . .                           16,911,600

     201,600         BellSouth. . . . . . . . . . . . . . . . . . . . . . . . . .                           16,090,200

      31,000         Carolina Power & Light . . . . . . . . . . . . . . . . . . .                            1,422,125

      43,500         Central & Southwest. . . . . . . . . . . . . . . . . . . . .                            1,209,844

      32,500         CINergy. . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,121,250

      47,900  Consolidated Edison. . . . . . . . . . . . . . . . . . . . .                            2,400,988

                                   Utilities (continued)

      47,500         Corning. . . . . . . . . . . . . . . . . . . . . . . . . . .                        $   1,724,844

      40,300         Dominion Resources . . . . . . . . . . . . . . . . . . . . .                            1,861,356

      29,700         DTE Energy . . . . . . . . . . . . . . . . . . . . . . . . .                            1,265,963

      73,994         Duke Power . . . . . . . . . . . . . . . . . . . . . . . . .                            4,786,487

      72,500         Edison International . . . . . . . . . . . . . . . . . . . .                            1,912,188

      50,500         Entergy. . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,451,875

      48,600         FirstEnergy. . . . . . . . . . . . . . . . . . . . . . . . .                            1,458,000

      37,100         FPL Group. . . . . . . . . . . . . . . . . . . . . . . . . .                            2,321,069

      35,100         Frontier . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,055,194

      26,200         GPU. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,129,875

     197,500         GTE. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           11,590,781

      60,666         Houston Industries . . . . . . . . . . . . . . . . . . . . .                            1,884,438

     363,960 (a)     MCI WorldCom  . . . . . . . . . . . . . . . . . . . . .                                20,108,790

      58,500 (a)     NEXTEL

                               Communications, Cl. A  . . . . . . . . . . . . . .                            1,060,313

      38,400 (a)     Niagara Mohawk Power  . . . . . . . . . . . . . . . . .                                   561,600

      31,000         Northern States Power. . . . . . . . . . . . . . . . . . . .                              837,000

      78,300         PG&E . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,383,256

      31,000         PP&L Resources . . . . . . . . . . . . . . . . . . . . . . .                              840,875

      60,900         PacifiCorp . . . . . . . . . . . . . . . . . . . . . . . . .                            1,160,906

      45,700         PECO Energy. . . . . . . . . . . . . . . . . . . . . . . . .                            1,768,019

      47,500         Public Service

                                Enterprise Group . . . . . . . . . . . . . . . . .                           1,805,000

     401,038         SBC Communications . . . . . . . . . . . . . . . . . . . . .                           18,573,072

     143,000         Southern . . . . . . . . . . . . . . . . . . . . . . . . . .                            4,030,813

      88,100         Sprint . . . . . . . . . . . . . . . . . . . . . . . . . . .                            6,761,675

      57,297         Texas Utilities. . . . . . . . . . . . . . . . . . . . . . .                            2,506,744

      44,500         UniCom . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,677,094

     102,802         U S West . . . . . . . . . . . . . . . . . . . . . . . . . .                            5,898,265

                                                                                                       _______________

                                                                                                           191,477,556

                                                                                                       _______________

                                   TOTAL COMMON STOCKS

                                     (cost $1,200,555,666) . . . . . . . . . . . . . . . . .             $1,813,532,599

                                                                                                        _______________


DREYFUS S&P 500 INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                         OCTOBER 31, 1998

Principal SHORT-TERM

    Amount         INVESTMENTS--4.1%                Value                                                    Value

____________                                  _______________                                            _______________

                                   U.S. Treasury Bills--.3%
$   6,100,000 (b)     3.99%, 1/14/1999  . . . . . . . . . . . . . . . . . . .                                $ 6,048,394

                                                                                                         _______________

    70,970,000                      Repurchase Agreement--3.8%

                                     Warburg Dillon Read, 5.25% dated

                                       10/30/98, due 11/2/1998 in

                                       the amount of $71,001,049

                                       (fully collateralized by

                                       $73,830,000 U.S. Treasury Bills,

                                       4/15/1999,

                                       value $72,390,315) . . . . . . . . . . . . . . . .                           70,970,000

                                                                                                                _______________

                                   TOTAL SHORT-TERM INVESTMENTS

                                        (cost $77,019,970) . . . . . . . . . . . . . . . .                     $     77,018,394

                                                                                                                _______________

 TOTAL INVESTMENTS
 (cost $1,277,575,636) . . . . . . . . . . . . . . . . . . . . . . . . . . 102.5%                                $1,890,550,993

                                                                          _______                                _______________


LIABILITIES, LESS CASH

       AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . . . . . . . (2.5%)                               $    (46,789,256)

                                                                          _______                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 100.0%                                 $1,843,761,737

                                                                          _______                                _______________


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Non-income producing.

(b)Partially held by the custodian in a segregated account as collateral for open financial futures positions.

STATEMENT OF FINANCIAL FUTURES                               OCTOBER 31, 1998

                                                                            Market Value                          Unrealized

                                                                               Covered                           Appreciation

Financial Futures Purchased                                 Contracts       by Contracts        Expiration        at 10/31/98
__________________________                                 ___________     ______________     ______________    ______________
Standard & Poor's 500. . . . . . . . . . . . . . . . . .       142           $39,234,600       December '98     $      704,325
                                                                                                                   ___________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS S&P 500 INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                          OCTOBER 31, 1998

                                                                                                   Cost              Value
                                                                                              _______________   _______________
ASSETS:             Investments in securities--
                                   See Statement of Investments--Note 1(b) . . . . . . . .     $1,277,575,636    $1,890,550,993

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                              273,346

                                 Receivable for investment securities sold . . . . . . . .                          101,089,050

                                 Dividends and interest receivable . . . . . . . . . . . .                            1,891,847

                                 Receivable for futures variation margin--Note 4(a)  . . .                              581,219

                                 Receivable for shares of Common Stock subscribed  . . . .                              580,199

                                                                                                              _______________

                                                                                                                  1,994,966,654

                                                                                                                _______________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              391,797

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                              391,797

                                 Payable for shares of Common Stock redeemed . . . . . . .                          150,407,204

                                 Payable for investment securities purchased . . . . . . .                               14,119

                                                                                                                _______________

                                                                                                                    151,204,917

                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,843,761,737
                                                                                                                _______________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                       $1,218,061,339

                                 Accumulated undistributed investment income--net  . . . .                           16,119,148

                                 Accumulated net realized gain (loss) on investments . . .                           (4,098,432)

                                 Accumulated net unrealized appreciation (depreciation)

                                   on investments (including $704,325 net unrealized

                                   appreciation on financial futures)--Note 4(b) . . . . .                          613,679,682

                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,843,761,737
                                                                                                                _______________


SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized). . . . . . . . . . . . . .                           56,274,748

NET ASSET VALUE, offering and redemption price per share-Note 3(d) . . . . . . . . . . . .                               $32.76
                                                                                                                        _______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS S&P 500 INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                           YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME

INCOME:             Cash dividends (net of $150,032 foreign taxes

                                    withheld at source)  . . . . . . . . . . . . . . . . .      $  25,003,650

                                 Interest  . . . . . . . . . . . . . . . . . . . . . . . .          2,939,764

                                                                                                _____________

                                        Total Income . . . . . . . . . . . . . . . . . . .                        $  27,943,414

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . . . . . .          4,255,908

                                 Shareholder servicing costs--Note 3(b)  . . . . . . . . .          4,255,908

                                 Loan commitment fees--Note 2  . . . . . . . . . . . . . .              7,718
                                                                                                _____________

                                        Net Expenses . . . . . . . . . . . . . . . . . . .                            8,519,534
                                                                                                                  _____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           19,423,880
                                                                                                                  _____________

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . . . . . .     $   (7,055,027)

                                 Net realized gain (loss) on financial futures . . . . . .          4,061,589
                                                                                                _____________

                                        Net Realized Gain (Loss) . . . . . . . . . . . . .                           (2,993,438)

                                 Net unrealized appreciation (depreciation) on investments

                                    (including $2,771,750 net unrealized appreciation on

                                    financial futures) . . . . . . . . . . . . . . . . . .                          278,533,830
                                                                                                                  _____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                          275,540,392
                                                                                                                  _____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                         $294,964,272
                                                                                                                  _____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS S&P 500 INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Year Ended         Year Ended

                                                                                           October 31, 1998   October 31, 1997
                                                                                           ________________   ________________

OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     19,423,880   $     14,346,260

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . . .         (2,993,438)        24,705,075

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . . . . . .        278,533,830        189,796,889

                                                                                            _______________    _______________

    Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . . . . . . .        294,964,272        228,848,224

                                                                                            _______________    _______________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (14,501,384)       (10,625,144)

  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . . .        (22,551,895)       (18,728,587)

                                                                                            _______________    _______________

    Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (37,053,279)       (29,353,731)

                                                                                            _______________    _______________

CAPITAL STOCK TRANSACTIONS:

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,100,160,110        740,252,211

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,192,667         27,500,971

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (828,953,361)      (279,427,033)
                                                                                            _______________    _______________

    Increase (Decrease) in Net Assets from Capital Stock Transactions  . . . . . . . . .        306,399,416        488,326,149
                                                                                            _______________    _______________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . . . .        564,310,409        687,820,642

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,279,451,328        591,630,686
                                                                                            _______________    _______________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $1,843,761,737     $1,279,451,328
                                                                                            _______________    _______________


Undistributed investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . .   $     16,119,148   $     11,196,652
                                                                                            _______________    _______________

                                                                                                Shares             Shares
                                                                                            _______________    _______________

CAPITAL SHARE TRANSACTIONS:

  Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,150,650         29,141,689

  Shares issued for dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . .          1,245,223          1,216,319

  Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (26,259,775)       (11,036,833)

                                                                                            _______________    _______________

    Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . . . . . . . . . . .         10,136,098         19,321,175

                                                                                            _______________    _______________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS S&P 500 INDEX FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                      Year Ended October 31,
                                                                     ______________________________________________________

PER SHARE DATA:                                                   1998         1997         1996         1995          1994
                                                                 ______       ______       ______       ______        ______
   Net asset value, beginning of period  . . . . . . . . . .     $27.73       $22.06       $18.38       $16.41        $16.88
                                                                 ______       ______       ______       ______        ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . ..       .34          .34          .33          .36           .39

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . . . . . ..      5.46         6.37         3.89         3.36           .11

                                                                  ______       ______        ______       ______       ______

   Total from Investment Operations  . . . . . . . . . . . .       5.80         6.71         4.22         3.72           .50
                                                                 ______       ______       ______       ______        ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .       (.30)        (.38)        (.32)        (.42)         (.31)

   Dividends from net realized gain on investments . . . . .       (.47)        (.66)        (.22)       (1.33)         (.66)
                                                                 ______       ______       ______       ______        ______


       Total Distributions . . . . . . . . . . . . . . . . .       (.77)       (1.04)        (.54)       (1.75)         (.97)
                                                                 ______       ______       ______       ______        ______


   Net asset value, end of period  . . . . . . . . . . . . .     $32.76       $27.73       $22.06       $18.38        $16.41
                                                                 ______       ______       ______       ______        ______


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . .      21.34%       31.46%       23.41%       25.68%         3.14%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . .        .50%         .50%         .57%         .55%          .61%

   Ratio of net investment income

       to average net assets . . . . . . . . . . . . . . . .       1.14%        1.52%        1.90%        2.75%         2.26%

   Decrease reflected in above expense ratios

       due to undertakings by WFNIA and Dreyfus  . . . . . .         --          .05%          --           --           .03%

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . .       7.15%        2.26%        5.22%        3.66%        18.81%

   Net Assets, end of period (000's Omitted) . . . . . . .    $1,843,762   $1,279,451     $591,631     $336,147      $245,202

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS S&P 500 INDEX FUND
-----------------------------------------------------------------------------

NOTES    TO    FINANCIAL    STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus S& P 500 Index Fund (the "Fund") is a separate non-diversified series of Dreyfus Index Funds, Inc.
(the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company and operates as a series company currently offering three series including the Fund. The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment adviser. Boston Safe Deposit and Trust Company, an affiliate of Dreyfus, is the Fund's custodian. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to the fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Bid price is used when no asked price is available.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

  The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund' s Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligations, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against seller.

(C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid annually. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

DREYFUS S&P 500 INDEX FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

(D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $229,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1998. If not applied, the carryover expires in fiscal 2006.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 1998, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to an Investment Management agreement ("Agreement") with Dreyfus, the management fee is computed at the annual rate of .25 of 1% of the value of the Fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all the expenses of the Fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fees in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel). Each Director receives an annual fee of $2,500 and an attendance fee of $500 per meeting and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation. These fees pertain to the following funds: Dreyfus S&P 500 Index Fund, Dreyfus International Stock Index Fund and Dreyfus Small Cap Stock Index Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus are in fact paid directly by Dreyfus to the non-interested Directors.

(B) Under the Shareholder Services Plan, the Fund pays the Distributor for the provision of certain services a fee, at the annual rate of .25 of 1% of the value of the Fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The distributor determines the amounts to be paid to Service Agents. During the period October 31, 1998, the Fund was charged $4,255,908 pursuant to the Shareholder Services Plan.

  (C) A 1% redemption fee is charged and retained by the Fund on certain redemptions of Fund shares where the redemption occurs within the initial six month period following the opening of the account. During the period ended October 31, 1998, redemption fees amounted to $36,709.

NOTE 4--SECURITIES TRANSACTIONS:

  (A) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures during the period ended October 31, 1998 amounted to $460,728,831 and $116,072,896, respectively.

  The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. DREYFUS S&P 500 INDEX FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of October 31, 1998, are set forth in the Statement of Financial Futures.

  (B)   At   October  31,  1998,  accumulated  net  unrealized  appreciation  on investments and financial futures was $613,679,682 consisting of $644,505,423 gross unrealized appreciation and $30,825,741 gross unrealized depreciation.

  At October 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS S&P 500 INDEX FUND
-----------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

TO    THE    BOARD    OF    DIRECTORS    AND    SHAREHOLDERS    OF

DREYFUS S&P 500 INDEX FUND

  In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Dreyfus S&P 500 Index Fund (the " Fund") (one of the Series constituting Dreyfus Index Funds), as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund' s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


                PricewaterhouseCoopers LLP

New York, New York

December 18, 1998

IMPORTANT TAX INFORMATION (UNAUDITED)

  For Federal tax purposes, the Fund hereby designates $.3425 per share as a long-term capital gain distribution of the $.7575 per share paid on December 22, 1997. The Fund also designates $.0077 per share as a long-term capital gain distribution paid on July 13, 1998.

  The Fund also designates 81.218% of the ordinary dividends paid during the fiscal year ended October 31, 1998 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in January 1999 of the percentage applicable to the preparation of their 1998 income tax returns.


                                   [reg.tm lion d logo]

                                   [reg.tm logo]

DREYFUS S&P 500 INDEX FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Boston Safe Deposit and Trust Company

One Boston Place

Boston MA 02109

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                             078AR9810

S&P 500

Index Fund

Annual Report

October 31, 1998



DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with this annual report for the Dreyfus International Stock Index Fund for the 12-month period ended October 31, 1998. Over this period, your Fund produced a total return of 9.68%,* which compares with a total return of 9.65% for the Fund's benchmark, the Morgan Stanley
Capital International Europe, Australasia, Far East (EAFE(reg.tm)) Free Index (MSCI-EAFE Free), for the same period.**

ECONOMIC AND MARKET REVIEW

  During the year, the world' s economic and market environment changed dramatically. The U.S. and European stock markets climbed to record highs in July 1998, only to be followed by a significant correction, which affected all global equity markets. Bond yields in the developed markets were driven to record lows as investors moved out of the volatile equity markets and into the
safer    haven    of    the    bond    and    money    markets.

  During the summer of 1998, a series of events increased uncertainty in the financial markets, severely challenging the risk tolerance of long-term investors globally. We saw turmoil in Indonesia and Malaysia. We had the bombing of the U.S. embassies in Africa and the subsequent retaliatory military strikes by the United States. Russia was and still is in the midst of political turmoil and defaulted on its debt. The U.S. President was under fire all summer and faced an impeachment inquiry. Moreover, in this time of uncertainty we also had
changes    of    leadership    in    Japan    and    Germany.

  These events rocked financial markets and resulted in the near collapse of a large U.S.-based hedge fund, which in turn led banks to reduce the extension of credit to risky enterprises. The Federal Reserve and other central banks responded quickly to the global credit crunch and poor liquidity by decreasing short-term interest rates. As a result, the global equity markets have rebounded and liquidity is returning to the markets.

  On the other hand, the U.S. economy has not been in better shape for decades. The economy continues to experience strong growth with low inflation that is driven by productivity gains, consumer spending and low commodity prices. With the Asian currency crisis spreading and the market correction in August, the U.S. economy may not escape without any pain. Consumers could decrease spending, which in combination with a decline in exports, would have significant effects on corporate earnings. Capital spending and export growth are likely to hurt also.

  Economic conditions in Japan have significantly worsened since the summer. When the new Obuchi government took over in late June, there was a brief jump in stock prices. However, the new government continues to move slowly on the badly needed structural reforms in the financial industry. On September 9, Japanese short-term rates were lowered 25 basis points in order to spur economic growth, and the Bank of Japan's monetary policy now appears driven by a genuine desire to provide ample liquidity.

The European equity markets began the year with the highest returns around the world due to the anticipated benefits to European competitiveness from the European Monetary Union (EMU). With the EMU, some European member countries will adopt a single currency called the Euro on December 31, 1998, and pursue a coordinated monetary policy. In order to qualify to convert to the Euro, member countries need to follow strict fiscal guidelines. In addition to the benefits of fiscal discipline, there are other structural reforms such as labor market reforms which will benefit corporate earnings. However, the European markets were hit hard by the economic crisis in Russia due to their closer economic ties.

PORTFOLIO FOCUS

ABOUT THE FUND

  Your investment in the Dreyfus International Stock Index Fund mirrors the MSCI-EAFE Free Index, which tracks the equity markets of 20 countries. The Fund maintains benchmark weightings in all 20 countries and is invested in a subset of the 1,027 individual securities comprising the 20 country indices. As an index fund, the goal is to reflect the risk and return characteristics of the benchmark (MSCI-EAFE Free Index) while providing fund holders with a low-cost vehicle for gaining broadly diversified exposure to international markets. Figure 1 compares the country exposures of the Fund's holdings to the 20 countries represented in the Index. These exposures are achieved by using common and preferred stocks, as well as futures contracts. In addition to maintaining correct country and currency exposures, the fund uses sampling techniques to reflect industry weights and other characteristics of the total Index.

ABOUT THE PERFORMANCE


  During the period from October 31, 1997, to October 31, 1998, international investors faced high market volatility. The MSCI-EAFE Free Index was up 9.65%, while in the U.S., the S&P 500 Index was up 22.01% over the same time period. Your investment in the Dreyfus International Stock Index Fund returned 9.68% during this period, meeting the goal of the Fund by mirroring the return of the benchmark. Europe provided the largest gains, with Finland up 57%, Belgium up 51% , and Spain up 47%. The three largest countries in Europe -- U.K., Germany and France -- returned 14%, 29% and 35%, respectively. The exposure to Asian markets in this strategy, however, offset the strong European performance with markets such as Malaysia down 63% and Japan, the largest Asian country represented in the MSCI EAFE Free Index, down over 14%.

FUND INVESTMENTS IN MALAYSIA

On September 4, 1998, MSCI announced that they were dropping Malaysia from the EAFE indexes effective September 30, 1998, due to financial controls implemented by the Malaysian government on the foreign repatriation of currency. As of October 31, 1998, the Fund held $79,634 in Malaysian securities.

  We appreciate your investment in the Dreyfus International Stock Index Fund.

               Sincerely,



              [Susan M. Ellison, CFA]


               Susan M. Ellison, CFA

               Portfolio Manager

November 16, 1998

San Francisco, CA

* Total return includes reinvestment of dividends and any capital gains paid.

**SOURCE: MORGAN STANLEY & CO., INCORPORATED -- The Morgan Stanley Capital International Europe, Australasia, Far East (EAFE(reg.tm)) Free Index, which is the property of Morgan Stanley & Co., Incorporated, is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested. The Index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the country level.


DREYFUS INTERNATIONAL STOCK INDEX FUND                       OCTOBER 31, 1998
-----------------------------------------------------------------------------

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS INTERNATIONAL
     STOCK INDEX FUND AND THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE,
               AUSTRALASIA, FAR EAST (EAFE((reg.tm))) FREE INDEX

                                    Dollars

$10,037

Morgan Stanley Capital International Europe, Australasia, Far East (EAFE((reg.tm))) Free Index*

$9,889

Dreyfus International  Stock Index Fund

*Source: Morgan Stanley & Co. Incorporated

Average Annual Total Returns
--------------------------------------------------------------------------------

           One Year Ended                     From Inception (6/30/97)

          October 31, 1998                       to October 31, 1998




                9.68%                                  (0.83)%
---------------

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Dreyfus International Stock Index Fund on 6/30/97 (Inception Date) to a $10,000 investment made in the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE((reg.tm) )) Free Index on that date. All dividends and capital gain distributions are reinvested.

The Fund's performance shown in the line graph takes into account all applicable fees and expenses. The Morgan Stanley Capital International Europe, Australasia, Far East (EAFE((reg.tm))) Free Index, which is the property of Morgan Stanley & Co. Incorporated, is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested. The Index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the security or country level. The Index does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS     OCTOBER   31,  1998

Common Stocks--94.3%                                                                                Shares            Value
-------------------------------------------------------                                          ____________     _____________
                   Australia--2.4%  AMP  . . . . . . . . . . . . . . . . . . . . . . . . .              2,800  (a)   $   33,163

                                    Amcor  . . . . . . . . . . . . . . . . . . . . . . . .              1,500             6,235

                                    Boral  . . . . . . . . . . . . . . . . . . . . . . . .              2,999             4,852

                                    Broken Hill Proprietary  . . . . . . . . . . . . . . .              7,194            60,885

                                    CSR  . . . . . . . . . . . . . . . . . . . . . . . . .              2,400             5,466

                                    Coca-Cola Amatil . . . . . . . . . . . . . . . . . . .              4,821            17,722

                                    Coles Myer . . . . . . . . . . . . . . . . . . . . . .              6,687            28,547

                                    Crown  . . . . . . . . . . . . . . . . . . . . . . . .             15,600  (a)        3,980

                                    Delta Gold NL  . . . . . . . . . . . . . . . . . . . .              4,600             7,500

                                    Foster's Brewing . . . . . . . . . . . . . . . . . . .              4,700            11,494

                                    General Property Trust (Units) . . . . . . . . . . . .              5,236             9,352

                                    Great Central Mines  . . . . . . . . . . . . . . . . .              6,897             5,193

                                    Lend Lease . . . . . . . . . . . . . . . . . . . . . .              1,177            25,853

                                    M.I.M. . . . . . . . . . . . . . . . . . . . . . . . .             14,170             6,878

                                    National Australia Bank  . . . . . . . . . . . . . . .              4,330            57,125

                                    Newcrest Mining  . . . . . . . . . . . . . . . . . . .              3,180  (a)        5,201

                                    News . . . . . . . . . . . . . . . . . . . . . . . . .              8,821            59,998

                                    Normandy Mining  . . . . . . . . . . . . . . . . . . .             12,343            10,984

                                    North  . . . . . . . . . . . . . . . . . . . . . . . .              3,872             7,459

                                    Orica  . . . . . . . . . . . . . . . . . . . . . . . .                714             3,920

                                    Pacific Dunlop . . . . . . . . . . . . . . . . . . . .              2,500             4,481

                                    Pioneer International  . . . . . . . . . . . . . . . .              2,100             4,339

                                    RGC  . . . . . . . . . . . . . . . . . . . . . . . . .              6,600  (a)        9,985

                                    Resolute . . . . . . . . . . . . . . . . . . . . . . .              6,700             5,754

                                    Rio Tinto  . . . . . . . . . . . . . . . . . . . . . .              1,500            18,685

                                    Santos . . . . . . . . . . . . . . . . . . . . . . . .              2,200             6,435

                                    Schroders Property Fund (Units)  . . . . . . . . . . .              3,900             6,351

                                    Sons Of Gwalia . . . . . . . . . . . . . . . . . . . .              3,800            11,807

                                    Southcorp  . . . . . . . . . . . . . . . . . . . . . .              1,475             4,677

                                    Stockland Trust (Units)  . . . . . . . . . . . . . . .              2,500             5,751

                                    TABCORP  . . . . . . . . . . . . . . . . . . . . . . .                800             5,299

                                    Telstra  . . . . . . . . . . . . . . . . . . . . . . .             18,100            71,524

                                    WMC  . . . . . . . . . . . . . . . . . . . . . . . . .              6,280            21,217

                                    Westfield Trust (Units)  . . . . . . . . . . . . . . .              9,308            19,578

                                    Westpac Banking  . . . . . . . . . . . . . . . . . . .              5,491            33,248

                                    Zimbabwe Platinum Mines  . . . . . . . . . . . . . . .              1,660  (a)          403

                                                                                                                   ____________

                                                                                                                        601,341

                                                                                                                   ____________


                      Austria--.3%  Bank Austria . . . . . . . . . . . . . . . . . . . . .                260            14,146

                                    Bau  . . . . . . . . . . . . . . . . . . . . . . . . .                150             8,303

                                    Lenzing  . . . . . . . . . . . . . . . . . . . . . . .                180  (a)       11,354

                                    Oesterreichische Elektrizitaetswirtschafts, Cl. A  . .                190            31,876

                                    Universale-Bau . . . . . . . . . . . . . . . . . . . .                210             6,218

                                                                                                                   ____________

                                                                                                                         71,897

                                                                                                                   ____________


                     Belgium--1.8%  Barco  . . . . . . . . . . . . . . . . . . . . . . . .                140            37,336

                                    Cimenteries CBR Cementbedrijven  . . . . . . . . . . .                 50             4,537

                                    Colruyt  . . . . . . . . . . . . . . . . . . . . . . .                  7             5,856

                                    Compagnie Maritime Belge . . . . . . . . . . . . . . .                100             5,152

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                   OCTOBER   31,  1998

Common Stocks (continued)                                                                           Shares            Value
-------------------------------------------------------                                          ____________     _____________

               Belgium (continued)  D'Ieteren  . . . . . . . . . . . . . . . . . . . . . .                 50     $      24,224

                                    Electrabel . . . . . . . . . . . . . . . . . . . . . .                105            38,730

                                    Fortis . . . . . . . . . . . . . . . . . . . . . . . .                223            64,106

                                    Glaverbel  . . . . . . . . . . . . . . . . . . . . . .                250            34,690

                                    KBC Bancassurance  . . . . . . . . . . . . . . . . . .                850            59,346

                                    PetroFina  . . . . . . . . . . . . . . . . . . . . . .                323           120,085

                                    Solvay . . . . . . . . . . . . . . . . . . . . . . . .                500            39,227

                                    Tractebel  . . . . . . . . . . . . . . . . . . . . . .                 60            10,012

                                    UCB  . . . . . . . . . . . . . . . . . . . . . . . . .                  2            11,683

                                    Union Miniere  . . . . . . . . . . . . . . . . . . . .                100             3,776

                                                                                                                   ____________

                                                                                                                        458,760

                                                                                                                   ____________

                      Denmark--.9%  A/S Dampskibsselskabet Svenborg  . . . . . . . . . . .                  2            21,760

                                    Aarhus Oliefabrik, Cl. A . . . . . . . . . . . . . . .                100             3,415

                                    Aarhus Oliefabrik, Cl. B . . . . . . . . . . . . . . .                100             3,240

                                    Bang & Olufsen, Cl. B  . . . . . . . . . . . . . . . .                100             6,067

                                    Carlsberg, Cl. A . . . . . . . . . . . . . . . . . . .                100             6,115

                                    Carlsberg, Cl. B . . . . . . . . . . . . . . . . . . .                100             6,210

                                    D/S 1912, Cl. B  . . . . . . . . . . . . . . . . . . .                  3            22,633

                                    Danisco  . . . . . . . . . . . . . . . . . . . . . . .              1,030            56,930

                                    Den Danske Bank  . . . . . . . . . . . . . . . . . . .                120            16,296

                                    ISS International Service System . . . . . . . . . . .                 75             5,063

                                    Lauritzen (J.) . . . . . . . . . . . . . . . . . . . .                 50  (a)        4,094

                                    Novo Nordisk, Cl. B  . . . . . . . . . . . . . . . . .                225            26,266

                                    Tele Danmark, Cl. B  . . . . . . . . . . . . . . . . .                325            35,411

                                    Unidanmark, Cl. A  . . . . . . . . . . . . . . . . . .                200            15,248

                                                                                                                   ____________

                                                                                                                        228,748

                                                                                                                   ____________

                     Finland--1.1%  Kone, Cl. B  . . . . . . . . . . . . . . . . . . . . .                230            28,759

                                    Merita, Cl. A  . . . . . . . . . . . . . . . . . . . .              2,000            10,757

                                    Nokia, Cl. A . . . . . . . . . . . . . . . . . . . . .              1,430           130,271

                                    Nokia, Cl. K . . . . . . . . . . . . . . . . . . . . .                900            81,828

                                    UPM-Kymmene  . . . . . . . . . . . . . . . . . . . . .                750            17,862

                                                                                                                   ____________

                                                                                                                        269,477

                                                                                                                   ____________

                      France--8.8%  Accor  . . . . . . . . . . . . . . . . . . . . . . . .                129            27,091

                                    Air Liquide  . . . . . . . . . . . . . . . . . . . . .                460            76,984

                                    Alcatel  . . . . . . . . . . . . . . . . . . . . . . .                635            70,733

                                    Axa  . . . . . . . . . . . . . . . . . . . . . . . . .              1,208           136,517

                                    Banque Nationale de Paris  . . . . . . . . . . . . . .                723            45,784

                                    Bongrain . . . . . . . . . . . . . . . . . . . . . . .                 50            21,100

                                    Bouygues . . . . . . . . . . . . . . . . . . . . . . .                100            20,173

                                    CPR  . . . . . . . . . . . . . . . . . . . . . . . . .                200             8,422

                                    Canal Plus . . . . . . . . . . . . . . . . . . . . . .                100            24,258

                                    Cap Gemini . . . . . . . . . . . . . . . . . . . . . .                195            29,301

                                    Carrefour  . . . . . . . . . . . . . . . . . . . . . .                133            88,268

                                    Chargeurs  . . . . . . . . . . . . . . . . . . . . . .                 10               502

                                    Coflexip . . . . . . . . . . . . . . . . . . . . . . .                100             8,998

                                    Compagnie de Saint Gobain  . . . . . . . . . . . . . .                381            56,358

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                   OCTOBER   31,  1998

Common Stocks (continued)                                                                           Shares            Value
-------------------------------------------------------                                          ____________     _____________


                France (continued)  Compagnie Financiere de Paribas  . . . . . . . . . . .                555     $      40,789

                                    Compagnie Generale de Geophysique  . . . . . . . . . .                 90  (a)        5,830

                                    Compagnie Generale des Etablissements Michelin, Cl. B  .              252            10,385

                                    Danone . . . . . . . . . . . . . . . . . . . . . . . .                230            60,801

                                    Dassault Systems . . . . . . . . . . . . . . . . . . .                290            11,064

                                    Elf Aquitaine  . . . . . . . . . . . . . . . . . . . .                851            98,469

                                    Eridania Beghin-Say  . . . . . . . . . . . . . . . . .                139            25,014

                                    Essilor International  . . . . . . . . . . . . . . . .                 50            20,245

                                    Etablissements Economiques du Casino
                                        Guichard-Perrachon . . . . . . . . . . . . . . . .                200            19,903

                                    France Telecom . . . . . . . . . . . . . . . . . . . .              2,555           178,165

                                    Imetal . . . . . . . . . . . . . . . . . . . . . . . .                 80             8,580

                                    L'OREAL  . . . . . . . . . . . . . . . . . . . . . . .                239           136,553

                                    LVMH . . . . . . . . . . . . . . . . . . . . . . . . .                290            53,752

                                    Lafarge  . . . . . . . . . . . . . . . . . . . . . . .                329            33,628

                                    Lagardere S.C.A. . . . . . . . . . . . . . . . . . . .                375            15,089

                                    Legrand  . . . . . . . . . . . . . . . . . . . . . . .                 25             6,370

                                    Nord-Est . . . . . . . . . . . . . . . . . . . . . . .                200             4,179

                                    PSA Peugeot Citroen  . . . . . . . . . . . . . . . . .                150            25,022

                                    Pathe  . . . . . . . . . . . . . . . . . . . . . . . .                 60            11,456

                                    Pechiney, Cl. A  . . . . . . . . . . . . . . . . . . .                200             6,871

                                    Pernod Ricard  . . . . . . . . . . . . . . . . . . . .                100             6,658

                                    Pinault-Printemps-Redoute  . . . . . . . . . . . . . .                450            75,310

                                    Primagaz Cie . . . . . . . . . . . . . . . . . . . . .                130            11,697

                                    Promodes . . . . . . . . . . . . . . . . . . . . . . .                100            62,966

                                    Rhone-Poulenc, Cl. A . . . . . . . . . . . . . . . . .              1,357            62,026

                                    SEITA  . . . . . . . . . . . . . . . . . . . . . . . .                181            10,749

                                    Sagem  . . . . . . . . . . . . . . . . . . . . . . . .                 19            12,121

                                    Sanofi . . . . . . . . . . . . . . . . . . . . . . . .                452            70,765

                                    Schneider  . . . . . . . . . . . . . . . . . . . . . .                670            39,764

                                    Sidel  . . . . . . . . . . . . . . . . . . . . . . . .                147            10,846

                                    Simco  . . . . . . . . . . . . . . . . . . . . . . . .                120            10,365

                                    Societe Bic  . . . . . . . . . . . . . . . . . . . . .                250            15,386

                                    Societe Eurafrance . . . . . . . . . . . . . . . . . .                 10             5,076

                                    Societe Generale, Cl. A  . . . . . . . . . . . . . . .                300            39,680

                                    Sodexho Alliance . . . . . . . . . . . . . . . . . . .                 90            17,475

                                    Sommer Allibert  . . . . . . . . . . . . . . . . . . .                100             2,877

                                    Suez Lyonnaise des Eaux  . . . . . . . . . . . . . . .                478            85,588

                                    Thomson CSF  . . . . . . . . . . . . . . . . . . . . .                451            15,664

                                    Total, Cl. B . . . . . . . . . . . . . . . . . . . . .                767            88,473

                                    Unibail  . . . . . . . . . . . . . . . . . . . . . . .                 50             6,865

                                    Usinor . . . . . . . . . . . . . . . . . . . . . . . .              1,040            11,884

                                    Valeo  . . . . . . . . . . . . . . . . . . . . . . . .                190            16,445

                                    Vivendi  . . . . . . . . . . . . . . . . . . . . . . .                508           116,007

                                    Zodiac . . . . . . . . . . . . . . . . . . . . . . . .                 20             4,089

                                                                                                                   ____________

                                                                                                                      2,185,430

                                                                                                                   ____________


                     Germany--9.9%  AMB Aachener & Muenchener Beteiligungs(Bearer) . . . .                 50             6,898

                                    AMB Aachener & Muenchener Beteiligungs(Reg'd)  . . . .                160            25,021

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                   OCTOBER   31,  1998

Common Stocks (continued)                                                                           Shares            Value
-------------------------------------------------------                                          ____________     _____________

               Germany (continued)  AGIV . . . . . . . . . . . . . . . . . . . . . . . . .                630     $      12,933

                                    Adidas-Salomon . . . . . . . . . . . . . . . . . . . .                150            17,570

                                    Allianz  . . . . . . . . . . . . . . . . . . . . . . .                856           293,568

                                    Axa Colonia Konzern  . . . . . . . . . . . . . . . . .                105            12,109

                                    BASF . . . . . . . . . . . . . . . . . . . . . . . . .              2,330            98,760

                                    Bayer  . . . . . . . . . . . . . . . . . . . . . . . .              2,600           105,651

                                    Bayerische Hypo-und Vereinsbank  . . . . . . . . . . .              1,866           148,158

                                    Beiersdorf . . . . . . . . . . . . . . . . . . . . . .                155             9,265

                                    Bilfinger & Berger Bau . . . . . . . . . . . . . . . .                220             4,384

                                    Brau Und Brunnen . . . . . . . . . . . . . . . . . . .                 50  (a)        5,313

                                    Buderus  . . . . . . . . . . . . . . . . . . . . . . .                 10             4,160

                                    Continental  . . . . . . . . . . . . . . . . . . . . .                600            15,940

                                    Daimler-Benz . . . . . . . . . . . . . . . . . . . . .              2,300           179,145

                                    Degussa  . . . . . . . . . . . . . . . . . . . . . . .                250            12,000

                                    Deutsche Bank  . . . . . . . . . . . . . . . . . . . .              1,737           108,025

                                    Deutsche Lufthansa . . . . . . . . . . . . . . . . . .              1,124            24,432

                                    Deutsche Telekom . . . . . . . . . . . . . . . . . . .              7,834           213,422

                                    Deutz  . . . . . . . . . . . . . . . . . . . . . . . .                500  (a)        4,685

                                    Douglas  . . . . . . . . . . . . . . . . . . . . . . .                 88             5,048

                                    Dresdner Bank  . . . . . . . . . . . . . . . . . . . .              1,960            76,331

                                    FAG Kugelfischer . . . . . . . . . . . . . . . . . . .                350             3,339

                                    HERLITZ  . . . . . . . . . . . . . . . . . . . . . . .                100  (a)        3,472

                                    Heidelberger Zement  . . . . . . . . . . . . . . . . .                150            10,687

                                    Hochtief . . . . . . . . . . . . . . . . . . . . . . .                100             3,653

                                    IWKA . . . . . . . . . . . . . . . . . . . . . . . . .                500             8,212

                                    Karstadt . . . . . . . . . . . . . . . . . . . . . . .                 18             9,184

                                    Linde  . . . . . . . . . . . . . . . . . . . . . . . .                 40            21,737

                                    MAN  . . . . . . . . . . . . . . . . . . . . . . . . .                 20             6,521

                                    Mannesmann . . . . . . . . . . . . . . . . . . . . . .              1,590           156,485

                                    Merck KGaA . . . . . . . . . . . . . . . . . . . . . .                550            22,582

                                    Metro  . . . . . . . . . . . . . . . . . . . . . . . .                964            59,370

                                    Muenchener Rueckversicherungs-Gesellschaft (Bearer)  .                 15             4,601

                                    Muenchener Rueckversicherungs-Gesellschaft (Reg'd) . .                332           151,948

                                    Muenchener Rueckversicherungs-Gesellschaft (Warrants)  .               12  (a)          522

                                    Preussag . . . . . . . . . . . . . . . . . . . . . . .                 25             9,208

                                    RWE  . . . . . . . . . . . . . . . . . . . . . . . . .              1,836            99,549

                                    Rheinmetall  . . . . . . . . . . . . . . . . . . . . .                200             4,927

                                    SAP  . . . . . . . . . . . . . . . . . . . . . . . . .                218            91,481

                                    SGL Carbon . . . . . . . . . . . . . . . . . . . . . .                100             7,910

                                    STRABAG  . . . . . . . . . . . . . . . . . . . . . . .                100  (a)        5,978

                                    Salamandar . . . . . . . . . . . . . . . . . . . . . .                 50             9,057

                                    Schering . . . . . . . . . . . . . . . . . . . . . . .                310            36,537

                                    Siemens  . . . . . . . . . . . . . . . . . . . . . . .              2,110           126,890

                                    Thyssen  . . . . . . . . . . . . . . . . . . . . . . .                 95            17,093

                                    VEBA . . . . . . . . . . . . . . . . . . . . . . . . .              1,263            70,539

                                    Viag . . . . . . . . . . . . . . . . . . . . . . . . .                 76            51,624

                                    Volkswagen . . . . . . . . . . . . . . . . . . . . . .              1,090            81,938

                                                                                                                   ____________

                                                                                                                      2,457,862

                                                                                                                   ____________

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------


STATEMENT OF INVESTMENTS (CONTINUED)                   OCTOBER   31,  1998

Common Stocks (continued)                                                                           Shares            Value
-------------------------------------------------------                                          ____________     _____________

                   Hong Kong--2.4%  CLP Holdings . . . . . . . . . . . . . . . . . . . . .             11,740     $      65,930

                                    Cathay Pacific Airways . . . . . . . . . . . . . . . .              8,000             8,521

                                    Cheung Kong  . . . . . . . . . . . . . . . . . . . . .             10,000            68,422

                                    Hang Seng Bank . . . . . . . . . . . . . . . . . . . .              6,400            55,358

                                    Hong Kong & China Gas  . . . . . . . . . . . . . . . .             36,938            52,455

                                    Hong Kong Telecommunications . . . . . . . . . . . . .             48,703            97,456

                                    Hutchison Whampoa  . . . . . . . . . . . . . . . . . .             10,000            71,650

                                    Hysan Development  . . . . . . . . . . . . . . . . . .              2,000             2,440

                                    Johnson Electric . . . . . . . . . . . . . . . . . . .              2,000             4,648

                                    New World Development  . . . . . . . . . . . . . . . .              4,326            10,053

                                    Shangri-La Asia  . . . . . . . . . . . . . . . . . . .             34,000            30,287

                                    Sino Land  . . . . . . . . . . . . . . . . . . . . . .              6,181             2,294

                                    South China Post . . . . . . . . . . . . . . . . . . .             48,000            25,717

                                    Sun Hung Kai Properties  . . . . . . . . . . . . . . .              8,295            57,560

                                    Swire Pacific, Cl. A . . . . . . . . . . . . . . . . .              4,000            21,224

                                    Varitronix International . . . . . . . . . . . . . . .              2,000             3,770

                                    Wharf  . . . . . . . . . . . . . . . . . . . . . . . .              6,000             9,528

                                    Wing Lung Bank . . . . . . . . . . . . . . . . . . . .              1,000             2,969

                                                                                                                   ____________

                                                                                                                        590,282

                                                                                                                   ____________


                      Ireland--.2%  Allied Irish Banks . . . . . . . . . . . . . . . . . .              1,214            17,533

                                    CRH  . . . . . . . . . . . . . . . . . . . . . . . . .                300             4,395

                                    Crean (James) (Units)  . . . . . . . . . . . . . . . .              3,444             4,916

                                    Fyffes . . . . . . . . . . . . . . . . . . . . . . . .              5,063             8,976

                                    Greencore  . . . . . . . . . . . . . . . . . . . . . .                800             3,125

                                    Irish Continental  . . . . . . . . . . . . . . . . . .                800             9,376

                                    Jefferson Smurfit Group  . . . . . . . . . . . . . . .              2,000             3,306

                                    Ryanair  . . . . . . . . . . . . . . . . . . . . . . .                600  (a)        3,516

                                    Waterford Wedgwood (Units) . . . . . . . . . . . . . .              5,052             4,554

                                                                                                                   ____________

                                                                                                                         59,697

                                                                                                                   ____________


                       Italy--4.6%  Assicurazioni Generali . . . . . . . . . . . . . . . .              3,692           131,666

                                    Banca Commerciale Italiana . . . . . . . . . . . . . .             11,462            70,860

                                    Banca Popolare di Milano . . . . . . . . . . . . . . .                500             3,919

                                    Banco Intesa . . . . . . . . . . . . . . . . . . . . .              6,300            31,680

                                    Benetton . . . . . . . . . . . . . . . . . . . . . . .              4,800             8,063

                                    Bulgari  . . . . . . . . . . . . . . . . . . . . . . .              1,050             5,736

                                    Credito Italiano . . . . . . . . . . . . . . . . . . .              8,900  (a)       47,927

                                    ENI  . . . . . . . . . . . . . . . . . . . . . . . . .             27,400           163,388

                                    Edison . . . . . . . . . . . . . . . . . . . . . . . .                500             4,418

                                    Fiat . . . . . . . . . . . . . . . . . . . . . . . . .             23,850            67,652

                                    Istituto Bancario San Paolo di Torino  . . . . . . . .              1,800            26,735

                                    Istituto Mobiliare Italiano  . . . . . . . . . . . . .              1,400            21,511

                                    Istituto Nazionale delle Assicurazioni . . . . . . . .              9,700            26,822

                                    Italgas  . . . . . . . . . . . . . . . . . . . . . . .             10,301            47,121

                                    Magneti Marelli  . . . . . . . . . . . . . . . . . . .              2,000             3,070

                                    Mediaset . . . . . . . . . . . . . . . . . . . . . . .              3,500            22,204

                                    Mediobanca . . . . . . . . . . . . . . . . . . . . . .              9,500            92,799

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------


STATEMENT OF INVESTMENTS (CONTINUED)                   OCTOBER   31,  1998

Common Stocks (continued)                                                                           Shares            Value
-------------------------------------------------------                                          ____________     _____________


                 Italy (continued)  Montedison . . . . . . . . . . . . . . . . . . . . . .             18,400     $      18,161

                                    Olivetti . . . . . . . . . . . . . . . . . . . . . . .              5,800  (a)       14,165

                                    Pirelli  . . . . . . . . . . . . . . . . . . . . . . .              3,500             9,986

                                    Riunione Adriatica di Sicurta  . . . . . . . . . . . .                800             9,285

                                    Telecom Italia . . . . . . . . . . . . . . . . . . . .             13,705            99,099

                                    Telecom Italia (RNC) . . . . . . . . . . . . . . . . .              2,200            11,142

                                    Telecom Italia Mobile  . . . . . . . . . . . . . . . .             31,430           182,623

                                    Telecom Italia Mobile (RNC)  . . . . . . . . . . . . .              3,800            13,479

                                                                                                                   ____________

                                                                                                                      1,133,511

                                                                                                                   ____________


                      Japan--20.7%  Advantest  . . . . . . . . . . . . . . . . . . . . . .                200            12,615

                                    Ajinomoto  . . . . . . . . . . . . . . . . . . . . . .             10,800           102,133

                                    Aoyamma Trading  . . . . . . . . . . . . . . . . . . .                200             4,934

                                    Asahi Bank . . . . . . . . . . . . . . . . . . . . . .              5,000            16,734

                                    Asahi Breweries  . . . . . . . . . . . . . . . . . . .              1,000            14,288

                                    Asahi Chemical Industry  . . . . . . . . . . . . . . .             19,900            84,190

                                    Asahi Glass  . . . . . . . . . . . . . . . . . . . . .              3,800            21,196

                                    Bank of Tokyo-Mitsubishi . . . . . . . . . . . . . . .             15,620           144,900

                                    Bridgestone  . . . . . . . . . . . . . . . . . . . . .              2,400            52,828

                                    Canon  . . . . . . . . . . . . . . . . . . . . . . . .              4,100            77,581

                                    Chiba Bank . . . . . . . . . . . . . . . . . . . . . .              2,000             7,329

                                    Chugai Pharmaceutical  . . . . . . . . . . . . . . . .                400             3,639

                                    Cosmo Oil  . . . . . . . . . . . . . . . . . . . . . .              2,000             3,158

                                    Daido Steel  . . . . . . . . . . . . . . . . . . . . .                200               290

                                    Dai Nippon Printing  . . . . . . . . . . . . . . . . .              2,800            43,131

                                    Daiichi Pharmaceutical . . . . . . . . . . . . . . . .              1,000            16,691

                                    Daikyo . . . . . . . . . . . . . . . . . . . . . . . .              2,000             2,248

                                    Daiwa House Industries . . . . . . . . . . . . . . . .              4,400            49,652

                                    Daiwa Securities . . . . . . . . . . . . . . . . . . .              3,000             8,496

                                    Denki Kagaku Kougyo  . . . . . . . . . . . . . . . . .                600               978

                                    Denso  . . . . . . . . . . . . . . . . . . . . . . . .              2,000            37,673

                                    East Japan Railway . . . . . . . . . . . . . . . . . .                 11            65,228

                                    Ebara  . . . . . . . . . . . . . . . . . . . . . . . .              1,000             7,552

                                    Eisai  . . . . . . . . . . . . . . . . . . . . . . . .              1,000            15,687

                                    Fanuc  . . . . . . . . . . . . . . . . . . . . . . . .              1,000            30,035

                                    Fuji Bank  . . . . . . . . . . . . . . . . . . . . . .              9,900            37,891

                                    Fuji Photo Film  . . . . . . . . . . . . . . . . . . .              1,200            43,972

                                    Fujita . . . . . . . . . . . . . . . . . . . . . . . .              2,000  (a)        1,030

                                    Fujitsu  . . . . . . . . . . . . . . . . . . . . . . .              9,800           104,282

                                    Furukawa Electric  . . . . . . . . . . . . . . . . . .              5,000            14,932

                                    Gunma Bank . . . . . . . . . . . . . . . . . . . . . .              1,000             7,801

                                    Hankyu . . . . . . . . . . . . . . . . . . . . . . . .              2,000             8,255

                                    Haseko . . . . . . . . . . . . . . . . . . . . . . . .              7,000  (a)        2,943

                                    Higo Bank  . . . . . . . . . . . . . . . . . . . . . .              1,000             4,050

                                    Hitachi  . . . . . . . . . . . . . . . . . . . . . . .             18,900            96,179

                                    Hokuriku Bank  . . . . . . . . . . . . . . . . . . . .              4,000             5,938

                                    Honda Motor  . . . . . . . . . . . . . . . . . . . . .              3,400           102,120

                                    House Food Industrial  . . . . . . . . . . . . . . . .              1,220            18,311

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------


STATEMENT OF INVESTMENTS (CONTINUED)                   OCTOBER   31,  1998

Common Stocks (continued)                                                                           Shares            Value
-------------------------------------------------------                                          ____________     _____________

                 Japan (continued)  Industrial Bank of Japan . . . . . . . . . . . . . . .              6,200     $      29,635

                                    Isetan . . . . . . . . . . . . . . . . . . . . . . . .              1,000             9,079

                                    Ito-Yokado . . . . . . . . . . . . . . . . . . . . . .              1,000            58,354

                                    Itochu . . . . . . . . . . . . . . . . . . . . . . . .              1,500             2,858

                                    JUSCO  . . . . . . . . . . . . . . . . . . . . . . . .              1,000            16,133

                                    Japan Airlines . . . . . . . . . . . . . . . . . . . .              9,600  (a)       23,891

                                    Japan Energy . . . . . . . . . . . . . . . . . . . . .              3,600             3,615

                                    Joyo Bank  . . . . . . . . . . . . . . . . . . . . . .                462             1,594

                                    Kajima . . . . . . . . . . . . . . . . . . . . . . . .                800             2,368

                                    Kamigumi . . . . . . . . . . . . . . . . . . . . . . .                400             1,713

                                    Kandenko . . . . . . . . . . . . . . . . . . . . . . .                105               685

                                    Kansai Electric Power  . . . . . . . . . . . . . . . .              8,999           192,676

                                    Kao  . . . . . . . . . . . . . . . . . . . . . . . . .              1,000            20,252

                                    Kawasaki Heavy Industries  . . . . . . . . . . . . . .              2,000             4,377

                                    Kawasaki Steel . . . . . . . . . . . . . . . . . . . .             19,600            31,116

                                    Kinki Nippon Railway . . . . . . . . . . . . . . . . .              2,995            15,421

                                    Kirin Brewery  . . . . . . . . . . . . . . . . . . . .              9,000            98,086

                                    Komatsu  . . . . . . . . . . . . . . . . . . . . . . .              2,600            14,056

                                    Konica . . . . . . . . . . . . . . . . . . . . . . . .             11,000            47,387

                                    Kubota . . . . . . . . . . . . . . . . . . . . . . . .              3,000             6,642

                                    Kumagai Gumi . . . . . . . . . . . . . . . . . . . . .              7,000             5,466

                                    Kyocera  . . . . . . . . . . . . . . . . . . . . . . .              1,200            53,034

                                    Maeda Road Construction  . . . . . . . . . . . . . . .                200             1,284

                                    Marubeni . . . . . . . . . . . . . . . . . . . . . . .             26,000            47,747

                                    Maruha . . . . . . . . . . . . . . . . . . . . . . . .                400               405

                                    Marui  . . . . . . . . . . . . . . . . . . . . . . . .              4,000            69,682

                                    Matsushita Electric Industrial . . . . . . . . . . . .             12,400           182,068

                                    Mitsubishi . . . . . . . . . . . . . . . . . . . . . .              4,000            21,179

                                    Mitsubishi Chemical  . . . . . . . . . . . . . . . . .              5,200             9,371

                                    Mitsubishi Electric  . . . . . . . . . . . . . . . . .              5,000  (a)       10,169

                                    Mitsubishi Estate  . . . . . . . . . . . . . . . . . .              3,000            27,212

                                    Mitsubishi Heavy Industries  . . . . . . . . . . . . .             29,700           114,692

                                    Mitsubishi Paper Mills . . . . . . . . . . . . . . . .              2,000             4,359

                                    Mitsubishi Trust & Banking . . . . . . . . . . . . . .              3,200            21,612

                                    Mitsui & Company . . . . . . . . . . . . . . . . . . .              4,400            23,486

                                    Mitsui Fudosan . . . . . . . . . . . . . . . . . . . .              1,000             6,642

                                    Mitsui Marine & Fire Insurance . . . . . . . . . . . .                600             2,981

                                    Mitsui Trust & Banking . . . . . . . . . . . . . . . .              4,600             6,000

                                    Murata Manufacturing . . . . . . . . . . . . . . . . .              1,000            33,725

                                    Mycal  . . . . . . . . . . . . . . . . . . . . . . . .              1,000             4,831

                                    NEC  . . . . . . . . . . . . . . . . . . . . . . . . .              3,800            28,142

                                    NKK  . . . . . . . . . . . . . . . . . . . . . . . . .             12,000             7,208

                                    Nikon  . . . . . . . . . . . . . . . . . . . . . . . .              3,600            32,932

                                    Nippon Express . . . . . . . . . . . . . . . . . . . .             10,000            56,209

                                    Nippon Fire & Marine Insurance . . . . . . . . . . . .              8,000            27,941

                                    Nippon Light Metal . . . . . . . . . . . . . . . . . .                400               450

                                    Nippon Meat Packers  . . . . . . . . . . . . . . . . .              1,000            13,912

                                    Nippon Oil . . . . . . . . . . . . . . . . . . . . . .              2,800             9,731

                                    Nippon Steel . . . . . . . . . . . . . . . . . . . . .             21,100            36,757

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------


STATEMENT OF INVESTMENTS (CONTINUED)                   OCTOBER   31,  1998

Common Stocks (continued)                                                                           Shares            Value
-------------------------------------------------------                                          ____________     _____________

                 Japan (continued)  Nippon Telegraph & Telephone . . . . . . . . . . . . .                 45     $     352,184

                                    Nippon Yusen Kaisha  . . . . . . . . . . . . . . . . .             10,800            35,774

                                    Nissan Motor . . . . . . . . . . . . . . . . . . . . .              6,000            16,270

                                    Nomura Securities  . . . . . . . . . . . . . . . . . .              8,000            60,414

                                    Oji Paper  . . . . . . . . . . . . . . . . . . . . . .             18,000            73,372

                                    Orient . . . . . . . . . . . . . . . . . . . . . . . .              2,000             3,793

                                    Orix . . . . . . . . . . . . . . . . . . . . . . . . .                900            64,490

                                    Osaka Gas  . . . . . . . . . . . . . . . . . . . . . .             33,000           105,913

                                    77 Bank  . . . . . . . . . . . . . . . . . . . . . . .              1,000             9,448

                                    SMC  . . . . . . . . . . . . . . . . . . . . . . . . .                100             7,543

                                    Sakura Bank  . . . . . . . . . . . . . . . . . . . . .             16,600            41,311

                                    Sankyo . . . . . . . . . . . . . . . . . . . . . . . .              1,000            22,569

                                    Sanwa Shutter  . . . . . . . . . . . . . . . . . . . .                200               815

                                    Sanyo Electric . . . . . . . . . . . . . . . . . . . .              4,000            11,259

                                    Seino Transportation . . . . . . . . . . . . . . . . .              1,000             5,835

                                    Sekisui Chemical . . . . . . . . . . . . . . . . . . .              1,000             5,449

                                    Sekisui House  . . . . . . . . . . . . . . . . . . . .              8,000            79,705

                                    Sharp  . . . . . . . . . . . . . . . . . . . . . . . .              6,000            45,310

                                    Shiseido . . . . . . . . . . . . . . . . . . . . . . .              1,000            10,950

                                    Shizuoka Bank  . . . . . . . . . . . . . . . . . . . .              1,400            16,135

                                    Snow Brand Milk Products . . . . . . . . . . . . . . .                500             1,845

                                    Sony . . . . . . . . . . . . . . . . . . . . . . . . .              1,440            91,444

                                    Sumitomo . . . . . . . . . . . . . . . . . . . . . . .              1,000             4,788

                                    Sumitomo Bank  . . . . . . . . . . . . . . . . . . . .             10,307           101,274

                                    Sumitomo Chemical  . . . . . . . . . . . . . . . . . .              4,000            13,387

                                    Sumitomo Electric Industries . . . . . . . . . . . . .              2,800            30,996

                                    Sumitomo Metal Industries  . . . . . . . . . . . . . .             19,000            20,218

                                    Takara Standard  . . . . . . . . . . . . . . . . . . .              5,000            37,973

                                    Takeda Chemical Industries . . . . . . . . . . . . . .              3,000            97,571

                                    Tohoku Electric Power  . . . . . . . . . . . . . . . .              1,000            17,463

                                    Tokai Bank . . . . . . . . . . . . . . . . . . . . . .              6,800            33,612

                                    Tokio Marine & Fire Insurance  . . . . . . . . . . . .              3,800            43,208

                                    Tokyo Broadcasting System  . . . . . . . . . . . . . .              2,000            18,793

                                    Tokyo Dome . . . . . . . . . . . . . . . . . . . . . .              1,000             5,913

                                    Tokyo Electric Power . . . . . . . . . . . . . . . . .              4,272           108,147

                                    Tokyo Gas  . . . . . . . . . . . . . . . . . . . . . .             41,000           105,200

                                    Tokyu  . . . . . . . . . . . . . . . . . . . . . . . .              9,820            24,607

                                    Toppan Printing  . . . . . . . . . . . . . . . . . . .              8,000            82,039

                                    Toray Industries . . . . . . . . . . . . . . . . . . .             24,000           111,628

                                    Tostem . . . . . . . . . . . . . . . . . . . . . . . .              1,000            15,490

                                    Toyo Engineering . . . . . . . . . . . . . . . . . . .              5,000             5,664

                                    Toyo Seikan Kaischa  . . . . . . . . . . . . . . . . .              1,000            17,978

                                    Toyobo . . . . . . . . . . . . . . . . . . . . . . . .              1,200             1,524

                                    Toyoda Automatic Loom Works  . . . . . . . . . . . . .              1,000            16,305

                                    Toyota Motor . . . . . . . . . . . . . . . . . . . . .             15,014           360,759

                                    Ube Industries . . . . . . . . . . . . . . . . . . . .                600               798

                                    Uni-Charm  . . . . . . . . . . . . . . . . . . . . . .              1,000            45,482

                                    Yamaha . . . . . . . . . . . . . . . . . . . . . . . .              1,000            10,118

                                    Yamato Transport . . . . . . . . . . . . . . . . . . .                400             4,819

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------


STATEMENT OF INVESTMENTS (CONTINUED)                   OCTOBER   31,  1998

Common Stocks (continued)                                                                           Shares            Value
-------------------------------------------------------                                          ____________     _____________


                 Japan (continued)  Yamazaki Baking  . . . . . . . . . . . . . . . . . . .              1,000     $      11,714

                                    Yasuda Trust & Banking . . . . . . . . . . . . . . . .             12,000             9,989

                                    Yokogawa Electric  . . . . . . . . . . . . . . . . . .              2,900            14,633

                                                                                                                   ____________

                                                                                                                      5,143,973

                                                                                                                   ____________


                     Malaysia--.3%  AMMB . . . . . . . . . . . . . . . . . . . . . . . . .              5,000             2,182

                                    Amsteel  . . . . . . . . . . . . . . . . . . . . . . .             45,000  (a)        3,315

                                    Commerce Asset . . . . . . . . . . . . . . . . . . . .              2,000               663

                                    Edaran Otomobil Nasional . . . . . . . . . . . . . . .              1,000               884

                                    Kemayan  . . . . . . . . . . . . . . . . . . . . . . .              8,000               545

                                    Magnum . . . . . . . . . . . . . . . . . . . . . . . .              5,000               985

                                    Malayan Banking  . . . . . . . . . . . . . . . . . . .             18,000            15,249

                                    Malaysia International Shipping  . . . . . . . . . . .              3,000             2,298

                                    Malaysian Resources  . . . . . . . . . . . . . . . . .              2,667               516

                                    Nestle (Malaysia)  . . . . . . . . . . . . . . . . . .              1,000             2,394

                                    Perusahaan Otomobil Nasional . . . . . . . . . . . . .              9,000             5,901

                                    Pilecon Engineering  . . . . . . . . . . . . . . . . .              4,000               663

                                    RHB Capital  . . . . . . . . . . . . . . . . . . . . .              2,000               637

                                    Rashid Hussain . . . . . . . . . . . . . . . . . . . .              1,000               383

                                    Resorts World  . . . . . . . . . . . . . . . . . . . .             24,000            14,320

                                    Rothmans Of Pall Mall  . . . . . . . . . . . . . . . .              1,000             3,333

                                    Sime Darby . . . . . . . . . . . . . . . . . . . . . .              6,000             3,050

                                    Technology Resources Industries  . . . . . . . . . . .              1,000               232

                                    Telekom Malaysia . . . . . . . . . . . . . . . . . . .             11,000            13,775

                                    Tenaga Nasional  . . . . . . . . . . . . . . . . . . .              6,000             4,751

                                    YTL  . . . . . . . . . . . . . . . . . . . . . . . . .              6,000             3,558

                                                                                                                   ____________

                                                                                                                         79,634

                                                                                                                   ____________


                 Netherlands--5.3%  ABN-AMRO . . . . . . . . . . . . . . . . . . . . . . .              4,623            86,633

                                    ASR Verzekeringsgroep  . . . . . . . . . . . . . . . .                100             8,727

                                    Akzo Nobel . . . . . . . . . . . . . . . . . . . . . .                800            31,097

                                    Buhrmann . . . . . . . . . . . . . . . . . . . . . . .                480             8,610

                                    Elsevier . . . . . . . . . . . . . . . . . . . . . . .              2,100            29,571

                                    Getronics  . . . . . . . . . . . . . . . . . . . . . .                200             8,299

                                    Heineken . . . . . . . . . . . . . . . . . . . . . . .              1,082            57,643

                                    Hollandsche Beton  . . . . . . . . . . . . . . . . . .                310             4,183

                                    IHC Caland . . . . . . . . . . . . . . . . . . . . . .                403            18,233

                                    ING Group  . . . . . . . . . . . . . . . . . . . . . .              3,669           177,586

                                    KLM  . . . . . . . . . . . . . . . . . . . . . . . . .                375            11,324

                                    KPN  . . . . . . . . . . . . . . . . . . . . . . . . .              2,593           100,793

                                    Koninklijke Ahold  . . . . . . . . . . . . . . . . . .              1,803            59,949

                                    Koninklijke Hoogovens  . . . . . . . . . . . . . . . .                520            15,758

                                    Koninklijke Nedlloyd . . . . . . . . . . . . . . . . .                490             6,559

                                    Koninklijke Pakhoed  . . . . . . . . . . . . . . . . .                200             4,926

                                    Koninkilijke (Royal) Philips Electronics . . . . . . .              1,470            78,234

                                    Oce  . . . . . . . . . . . . . . . . . . . . . . . . .                120             3,894

                                    Royal Dutch Petroleum  . . . . . . . . . . . . . . . .              7,010           338,546

                                    Stork  . . . . . . . . . . . . . . . . . . . . . . . .                400             9,980

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)OCTOBER   31,  1998


STATEMENT OF INVESTMENTS (CONTINUED)                   OCTOBER   31,  1998

Common Stocks (continued)                                                                           Shares            Value
-------------------------------------------------------                                          ____________     _____________

           Netherlands (continued)  TNT Post . . . . . . . . . . . . . . . . . . . . . . .              1,534     $      41,067

                                    Unilever . . . . . . . . . . . . . . . . . . . . . . .              2,280           169,196

                                    Wolters Kluwer . . . . . . . . . . . . . . . . . . . .                230            44,579

                                                                                                                   ____________

                                                                                                                      1,315,387

                                                                                                                   ____________


                  New Zealand--.2%  Brierley Investments . . . . . . . . . . . . . . . . .              6,400             1,457

                                    Carter Holt Harvey . . . . . . . . . . . . . . . . . .              4,200             3,424

                                    Fisher & Paykel Industries . . . . . . . . . . . . . .              7,650            22,680

                                    Telecom Corporation of New Zealand . . . . . . . . . .              4,400            18,052

                                                                                                                   ____________

                                                                                                                         45,613

                                                                                                                   ____________


                       Norway--.4%  Aker RGI . . . . . . . . . . . . . . . . . . . . . . .              2,040            24,351

                                    Aker RGI B . . . . . . . . . . . . . . . . . . . . . .                408             3,763

                                    Christiania Bank Og Kreditkasse  . . . . . . . . . . .              1,700             5,949

                                    Den Norske Bank  . . . . . . . . . . . . . . . . . . .              2,300             8,080

                                    Kvaerner . . . . . . . . . . . . . . . . . . . . . . .                250             5,392

                                    Merkantildata  . . . . . . . . . . . . . . . . . . . .                300             3,011

                                    NCL  . . . . . . . . . . . . . . . . . . . . . . . . .              1,000  (a)        2,591

                                    Norsk Hydro  . . . . . . . . . . . . . . . . . . . . .                500            21,703

                                    Orkla, Cl. A . . . . . . . . . . . . . . . . . . . . .                400             6,755

                                    Petroleum Geo-Services . . . . . . . . . . . . . . . .                200  (a)        4,232

                                    Smedvig, Cl. A . . . . . . . . . . . . . . . . . . . .                300             3,194

                                    Storebrand . . . . . . . . . . . . . . . . . . . . . .                800  (a)        6,240

                                    Tomra Systems  . . . . . . . . . . . . . . . . . . . .                100             2,808

                                                                                                                   ____________

                                                                                                                         98,069

                                                                                                                   ____________


                     Portugal--.6%  BPI-SGPS . . . . . . . . . . . . . . . . . . . . . . .                500            15,345

                                    Banco Comercial Portugues  . . . . . . . . . . . . . .                639  (a)       20,021

                                    Banco Espirito Santo e Comercial  de Lisboa  . . . . .                397            11,739

                                    Brisa-Auto Estradas de Portugal  . . . . . . . . . . .                200             9,696

                                    Cimpor-Cimentos de Portugal  . . . . . . . . . . . . .                200             6,919

                                    Companhia de Seguros Tranquilidade . . . . . . . . . .                200             6,538

                                    Corticiera Amorim SGPS . . . . . . . . . . . . . . . .                230             3,207

                                    Electricidade de Portugal  . . . . . . . . . . . . . .              1,200            30,190

                                    Engil-SGPS . . . . . . . . . . . . . . . . . . . . . .                554             3,994

                                    Jeronimo Martins . . . . . . . . . . . . . . . . . . .                400            17,342

                                    Portugal Telecom . . . . . . . . . . . . . . . . . . .                240            11,380

                                    Sociedade de Construcoes Soares da Costa . . . . . . .                700             5,670

                                    Sonae Investimentos-Sociedade Gestura

                                        de Participacoes Sociais . . . . . . . . . . . . .                300  (a)       12,723

                                                                                                                   ____________

                                                                                                                        154,764

                                                                                                                   ____________


                    Singapore--.6%  City Developments  . . . . . . . . . . . . . . . . . .              3,000            10,870

                                    DBS Land . . . . . . . . . . . . . . . . . . . . . . .              2,000             2,260

                                    Development Bank of Singapore  . . . . . . . . . . . .              2,200            13,781

                                    Keppel . . . . . . . . . . . . . . . . . . . . . . . .                500             1,001

                                    Oversea-Chinese Banking  . . . . . . . . . . . . . . .              2,898            12,636

                                    Sembcorp Industries  . . . . . . . . . . . . . . . . .              8,037  (a)        7,947

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------


STATEMENT OF INVESTMENTS (CONTINUED)                   OCTOBER   31,  1998

Common Stocks (continued)                                                                           Shares            Value
-------------------------------------------------------                                          ____________     _____________

             Singapore (continued)  Singapore Airlines . . . . . . . . . . . . . . . . . .              8,000     $       49,131

                                    Singapore Press Holdings . . . . . . . . . . . . . . .                900             7,793

                                    Singapore Telecommunications . . . . . . . . . . . . .             18,000            31,063

                                    United Overseas Bank . . . . . . . . . . . . . . . . .              2,000             9,396

                                                                                                                   ____________

                                                                                                                        145,878

                                                                                                                   ____________


                       Spain--3.7%  Autopistas, Concesionaria Espanola . . . . . . . . . .                661            10,797

                                    Banco Bilbao Vizcaya . . . . . . . . . . . . . . . . .             12,698           170,962

                                    Banco Central Hispanoamericano . . . . . . . . . . . .              2,525            27,823

                                    Banco Santander  . . . . . . . . . . . . . . . . . . .              2,334            42,671

                                    Corporacion Bancaria de Espana . . . . . . . . . . . .              1,200            26,063

                                    El Aguila  . . . . . . . . . . . . . . . . . . . . . .                500  (a)        4,517

                                    Endesa . . . . . . . . . . . . . . . . . . . . . . . .              6,200           155,967

                                    Fomento De Construcciones y Contratas  . . . . . . . .                650            34,177

                                    Gas Natural SDG, Cl. E . . . . . . . . . . . . . . . .                350            30,084

                                    Iberdrola  . . . . . . . . . . . . . . . . . . . . . .              2,200            35,466

                                    Repsol . . . . . . . . . . . . . . . . . . . . . . . .              1,600            80,159

                                    Tabacalera, Cl. A  . . . . . . . . . . . . . . . . . .              1,500            36,139

                                    Telefonica . . . . . . . . . . . . . . . . . . . . . .              5,420           244,269

                                    Union Electrica Fenosa . . . . . . . . . . . . . . . .              2,100            34,003

                                                                                                                   ____________

                                                                                                                        933,097

                                                                                                                   ____________


                      Sweden--2.8%  ABB, Cl. A . . . . . . . . . . . . . . . . . . . . . .              1,600            16,886

                                    ABB, Cl. B . . . . . . . . . . . . . . . . . . . . . .              3,642            38,437

                                    Astra, Cl. A . . . . . . . . . . . . . . . . . . . . .              3,933            63,646

                                    Astra, Cl. B . . . . . . . . . . . . . . . . . . . . .              4,793            75,110

                                    Atlas Copco, Cl. A . . . . . . . . . . . . . . . . . .                300             6,985

                                    Drott Cl. B  . . . . . . . . . . . . . . . . . . . . .                600  (a)        4,605

                                    Electrolux, Cl. B  . . . . . . . . . . . . . . . . . .              1,000            15,031

                                    Esselte, Cl. B . . . . . . . . . . . . . . . . . . . .              1,845            26,906

                                    ForeningsSparbanken  . . . . . . . . . . . . . . . . .              1,050            28,409

                                    Granges  . . . . . . . . . . . . . . . . . . . . . . .                500             6,524

                                    Hennes & Mauritz, Cl. B  . . . . . . . . . . . . . . .                700            49,251

                                    NetCom, Cl. B  . . . . . . . . . . . . . . . . . . . .                200  (a)        7,496

                                    OM Gruppen . . . . . . . . . . . . . . . . . . . . . .                200             3,045

                                    Sandvik, Cl. A . . . . . . . . . . . . . . . . . . . .                200             4,106

                                    Sandvik, Cl. B . . . . . . . . . . . . . . . . . . . .                200             4,106

                                    Securitas, Cl. B . . . . . . . . . . . . . . . . . . .                720             8,842

                                    Skandia Forsakrings  . . . . . . . . . . . . . . . . .              1,300            16,547

                                    Skandinaviska Enskilda Banken, Cl. A . . . . . . . . .              2,600            26,276

                                    Skanska, Cl. B . . . . . . . . . . . . . . . . . . . .                600            19,726

                                    Stora Kopparbergs Bergslag Aktiebology, Cl. A  . . . .              1,000            11,002

                                    Svenska Cellulosa, Cl. B . . . . . . . . . . . . . . .                500            11,705

                                    Svenska Handelsbanken, Cl. A . . . . . . . . . . . . .                900            37,821

                                    Svenskt Stal, Cl. A  . . . . . . . . . . . . . . . . .                400             3,812

                                    Svenskt Stal, Cl. B  . . . . . . . . . . . . . . . . .                400             3,889

                                    Telefonaktiebolaget LM Ericsson, Cl. B . . . . . . . .              8,300           186,872

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------


STATEMENT OF INVESTMENTS (CONTINUED)                   OCTOBER   31,  1998

Common Stocks (continued)                                                                           Shares            Value
-------------------------------------------------------                                          ____________     _____________

                Sweden (continued)  Volvo, Cl. B . . . . . . . . . . . . . . . . . . . . .                600     $      12,933

                                    WM-Data, Cl. B . . . . . . . . . . . . . . . . . . . .                200             7,266

                                                                                                                   ____________

                                                                                                                        697,234

                                                                                                                   ____________

                 Switzerland--8.3%  ABB  . . . . . . . . . . . . . . . . . . . . . . . . .                 26            31,142

                                    Adecco . . . . . . . . . . . . . . . . . . . . . . . .                 53            21,134

                                    Alusuisse Lonza  . . . . . . . . . . . . . . . . . . .                 31            35,436

                                    Credit Suisse  . . . . . . . . . . . . . . . . . . . .              1,100           169,159

                                    Danza  . . . . . . . . . . . . . . . . . . . . . . . .                 20             5,509

                                    Georg Fischer  . . . . . . . . . . . . . . . . . . . .                 25             8,621

                                    Holderbank Financiere Glarus . . . . . . . . . . . . .                 29            32,315

                                    Holderbank Financiere Glarus (Reg'd) . . . . . . . . .                 37             8,279

                                    Jelmoli  . . . . . . . . . . . . . . . . . . . . . . .                 25             6,175

                                    Kuoni Riesen . . . . . . . . . . . . . . . . . . . . .                  1             3,574

                                    Moevenpick . . . . . . . . . . . . . . . . . . . . . .                 15             6,602

                                    Nestle . . . . . . . . . . . . . . . . . . . . . . . .                145           308,374

                                    Novartis (Bearer)  . . . . . . . . . . . . . . . . . .                 25            45,008

                                    Novartis (Reg'd) . . . . . . . . . . . . . . . . . . .                226           407,207

                                    Roche (Bearer) . . . . . . . . . . . . . . . . . . . .                  6           108,773

                                    Roche (Reg'd)  . . . . . . . . . . . . . . . . . . . .                 26           303,353

                                    SAirgroup  . . . . . . . . . . . . . . . . . . . . . .                 60            15,153

                                    Schindler (Reg'd)  . . . . . . . . . . . . . . . . . .                  5             7,735

                                    Schindler (Part. Cert) . . . . . . . . . . . . . . . .                  5             6,768

                                    Schweizerische Rueckversicherungs-Gesellschaft . . . .                 61           135,856

                                    Swatch (Bearer)  . . . . . . . . . . . . . . . . . . .                 33            18,203

                                    Swatch (Reg'd) . . . . . . . . . . . . . . . . . . . .                142            19,425

                                    Swisscom . . . . . . . . . . . . . . . . . . . . . . .                100  (a)       33,895

                                    UBS  . . . . . . . . . . . . . . . . . . . . . . . . .                834           228,793

                                    Valora . . . . . . . . . . . . . . . . . . . . . . . .                 39            10,497

                                    Zurich Allied  . . . . . . . . . . . . . . . . . . . .                153            92,984

                                                                                                                   ____________

                                                                                                                      2,069,970

                                                                                                                   ____________

             United Kingdom--19.0%  AMEC . . . . . . . . . . . . . . . . . . . . . . . . .              3,400            10,135

                                    Abbey National . . . . . . . . . . . . . . . . . . . .              4,350            84,651

                                    Allied Irish Banks . . . . . . . . . . . . . . . . . .              6,761            97,148

                                    Allied Zurich  . . . . . . . . . . . . . . . . . . . .              4,349  (a)       52,003

                                    Anglian Water  . . . . . . . . . . . . . . . . . . . .                569             8,290

                                    Arjo Wiggins Appleton  . . . . . . . . . . . . . . . .              3,233             6,903

                                    Associated British Foods . . . . . . . . . . . . . . .              1,200            11,254

                                    BAA  . . . . . . . . . . . . . . . . . . . . . . . . .              1,700            19,146

                                    BBA  . . . . . . . . . . . . . . . . . . . . . . . . .                800             4,950

                                    BG . . . . . . . . . . . . . . . . . . . . . . . . . .              8,750            57,369

                                    BOC  . . . . . . . . . . . . . . . . . . . . . . . . .                714            10,487

                                    BTR  . . . . . . . . . . . . . . . . . . . . . . . . .             10,558            18,477

                                    Barclays . . . . . . . . . . . . . . . . . . . . . . .              5,481           118,134

                                    Barratt Developments . . . . . . . . . . . . . . . . .              2,000             7,687

                                    Bass . . . . . . . . . . . . . . . . . . . . . . . . .              2,143            26,019

                                    Berekeley  . . . . . . . . . . . . . . . . . . . . . .                500             4,275

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------


STATEMENT OF INVESTMENTS (CONTINUED)                   OCTOBER   31,  1998

Common Stocks (continued)                                                                           Shares            Value
-------------------------------------------------------                                          ____________     _____________

        United Kingdom (continued)  Blue Circle Industries . . . . . . . . . . . . . . . .                411     $       2,244

                                    Boots  . . . . . . . . . . . . . . . . . . . . . . . .              2,400            36,053

                                    Bowthorpe  . . . . . . . . . . . . . . . . . . . . . .              1,100             6,604

                                    British Aerospace  . . . . . . . . . . . . . . . . . .              5,012            37,310

                                    British Airways  . . . . . . . . . . . . . . . . . . .              3,110            22,604

                                    British America Tobacco  . . . . . . . . . . . . . . .              3,849            34,776

                                    British Land . . . . . . . . . . . . . . . . . . . . .              1,200             9,646

                                    British Petroleum  . . . . . . . . . . . . . . . . . .             20,505           301,159

                                    British Sky Broadcasting . . . . . . . . . . . . . . .              5,780            47,140

                                    British Steel  . . . . . . . . . . . . . . . . . . . .              7,523            12,914

                                    British Telecommunications . . . . . . . . . . . . . .             20,960           270,985

                                    Burmah Castrol . . . . . . . . . . . . . . . . . . . .                800            12,326

                                    CGU  . . . . . . . . . . . . . . . . . . . . . . . . .              3,000            47,553

                                    Cable & Wireless . . . . . . . . . . . . . . . . . . .              7,050            79,104

                                    Cadbury Schweppes  . . . . . . . . . . . . . . . . . .              2,300            35,244

                                    Centrica . . . . . . . . . . . . . . . . . . . . . . .              5,350  (a)       10,393

                                    Coats Viyella  . . . . . . . . . . . . . . . . . . . .              5,100             2,648

                                    Cobham . . . . . . . . . . . . . . . . . . . . . . . .                250             3,115

                                    Compass  . . . . . . . . . . . . . . . . . . . . . . .                700             7,092

                                    De La Rue  . . . . . . . . . . . . . . . . . . . . . .              1,000             2,922

                                    Delta  . . . . . . . . . . . . . . . . . . . . . . . .              1,200             2,653

                                    Diageo . . . . . . . . . . . . . . . . . . . . . . . .             12,739           137,604

                                    EMI  . . . . . . . . . . . . . . . . . . . . . . . . .              3,700            21,951

                                    Electrocomponents  . . . . . . . . . . . . . . . . . .              1,300             8,578

                                    Elementis  . . . . . . . . . . . . . . . . . . . . . .              6,105             9,764

                                    English China Clay . . . . . . . . . . . . . . . . . .              1,500             4,145

                                    GKN  . . . . . . . . . . . . . . . . . . . . . . . . .              1,800            21,885

                                    General Electric . . . . . . . . . . . . . . . . . . .              6,664            53,290

                                    Glaxo Wellcome . . . . . . . . . . . . . . . . . . . .             11,367           353,314

                                    Granada  . . . . . . . . . . . . . . . . . . . . . . .              2,323            35,032

                                    Great Portland Estates . . . . . . . . . . . . . . . .              5,000            16,789

                                    Great Universal Stores . . . . . . . . . . . . . . . .              2,900            31,180

                                    Guardian Royal Exchange  . . . . . . . . . . . . . . .              5,867            28,445

                                    HSBC Holdings  . . . . . . . . . . . . . . . . . . . .              3,449            80,865

                                    HSBC Holdings  . . . . . . . . . . . . . . . . . . . .              6,412           146,039

                                    Halifax  . . . . . . . . . . . . . . . . . . . . . . .              7,400            98,151

                                    Hammerson  . . . . . . . . . . . . . . . . . . . . . .              3,200            19,480

                                    Hanson . . . . . . . . . . . . . . . . . . . . . . . .              3,367            23,711

                                    Hepworth . . . . . . . . . . . . . . . . . . . . . . .              1,500             3,994

                                    Hyder  . . . . . . . . . . . . . . . . . . . . . . . .                517             7,113

                                    IMI  . . . . . . . . . . . . . . . . . . . . . . . . .                500             2,470

                                    Imperial Chemical Industries . . . . . . . . . . . . .              3,842            34,519

                                    Jarvis . . . . . . . . . . . . . . . . . . . . . . . .                500             5,250

                                    Johnson Matthey  . . . . . . . . . . . . . . . . . . .                400             2,254

                                    Kingfisher . . . . . . . . . . . . . . . . . . . . . .              6,600            57,973

                                    LASMO  . . . . . . . . . . . . . . . . . . . . . . . .              1,500             4,270

                                    Ladbroke . . . . . . . . . . . . . . . . . . . . . . .              1,824             6,682

                                    Laird  . . . . . . . . . . . . . . . . . . . . . . . .              1,300             3,092

                                    Land Securities  . . . . . . . . . . . . . . . . . . .              2,050            28,924

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------


STATEMENT OF INVESTMENTS (CONTINUED)                   OCTOBER   31,  1998

Common Stocks (continued)                                                                           Shares            Value
-------------------------------------------------------                                          ____________     _____________


        United Kingdom (continued)  Legal & General  . . . . . . . . . . . . . . . . . . .              5,535     $      65,628

                                    Lloyds TSB . . . . . . . . . . . . . . . . . . . . . .             19,297           238,336

                                    LucasVarity  . . . . . . . . . . . . . . . . . . . . .              8,829            30,163

                                    MEPC . . . . . . . . . . . . . . . . . . . . . . . . .              1,735            12,610

                                    Marks & Spencer  . . . . . . . . . . . . . . . . . . .              7,900            58,543

                                    Marley . . . . . . . . . . . . . . . . . . . . . . . .              3,428             3,961

                                    Meyer International  . . . . . . . . . . . . . . . . .              2,929            14,716

                                    Misys  . . . . . . . . . . . . . . . . . . . . . . . .              2,000            14,034

                                    National Grid  . . . . . . . . . . . . . . . . . . . .              1,960            13,425

                                    National Power . . . . . . . . . . . . . . . . . . . .              1,603            13,933

                                    Next . . . . . . . . . . . . . . . . . . . . . . . . .                800             6,766

                                    Ocean  . . . . . . . . . . . . . . . . . . . . . . . .                400             4,344

                                    Pearson  . . . . . . . . . . . . . . . . . . . . . . .              1,450            25,303

                                    Peninsular and Oriental Steam Navigation . . . . . . .              2,277            23,757

                                    Pilkington . . . . . . . . . . . . . . . . . . . . . .              3,700             4,090

                                    Provident Financial  . . . . . . . . . . . . . . . . .                300             4,507

                                    Prudential . . . . . . . . . . . . . . . . . . . . . .              6,600            85,882

                                    RMC  . . . . . . . . . . . . . . . . . . . . . . . . .                300             4,270

                                    Racal Electronic . . . . . . . . . . . . . . . . . . .              1,800             8,169

                                    Railtrack  . . . . . . . . . . . . . . . . . . . . . .              2,020            54,295

                                    Rank . . . . . . . . . . . . . . . . . . . . . . . . .              2,015             8,394

                                    Reed International . . . . . . . . . . . . . . . . . .              2,600            22,011

                                    Rentokil Initial . . . . . . . . . . . . . . . . . . .             11,600            72,655

                                    Reuters  . . . . . . . . . . . . . . . . . . . . . . .              4,073            41,949

                                    Rexam  . . . . . . . . . . . . . . . . . . . . . . . .                855             3,028

                                    Rexam, Cl. B . . . . . . . . . . . . . . . . . . . . .                517  (a)          857

                                    Rio Tinto  . . . . . . . . . . . . . . . . . . . . . .              4,650            56,458

                                    Rolls-Royce  . . . . . . . . . . . . . . . . . . . . .              2,926            10,805

                                    Royal & Sun Alliance Insurance . . . . . . . . . . . .              5,378            49,266

                                    Royal Bank Of Scotland . . . . . . . . . . . . . . . .              2,862            37,960

                                    Safeway  . . . . . . . . . . . . . . . . . . . . . . .              3,100            15,575

                                    Sainsbury (J.) . . . . . . . . . . . . . . . . . . . .              6,000            53,055

                                    Schroders  . . . . . . . . . . . . . . . . . . . . . .              1,475            28,037

                                    Scottish & Newcastle . . . . . . . . . . . . . . . . .                400             4,877

                                    Scottish Power . . . . . . . . . . . . . . . . . . . .              1,300            12,801

                                    Sears  . . . . . . . . . . . . . . . . . . . . . . . .                535             1,747

                                    Sedgwick Group . . . . . . . . . . . . . . . . . . . .              5,966            22,430

                                    Siebe  . . . . . . . . . . . . . . . . . . . . . . . .             11,550            47,390

                                    Slough Estate  . . . . . . . . . . . . . . . . . . . .              1,200             5,748

                                    SmithKline Beecham . . . . . . . . . . . . . . . . . .             16,107           201,499

                                    Smiths Industries  . . . . . . . . . . . . . . . . . .                500             6,699

                                    Southern Electric  . . . . . . . . . . . . . . . . . .              2,102            21,614

                                    St. James's Place Capital  . . . . . . . . . . . . . .              2,300             9,360

                                    Stagecoach . . . . . . . . . . . . . . . . . . . . . .              2,500             9,713

                                    TI   . . . . . . . . . . . . . . . . . . . . . . . . .              2,000            11,924

                                    Tarmac . . . . . . . . . . . . . . . . . . . . . . . .              4,200             7,245

                                    Tate & Lyle  . . . . . . . . . . . . . . . . . . . . .                500             2,931

                                    Taylor Woodrow . . . . . . . . . . . . . . . . . . . .              1,500             4,296

                                    Tesco  . . . . . . . . . . . . . . . . . . . . . . . .             26,478            74,717

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------


STATEMENT OF INVESTMENTS (CONTINUED)                   OCTOBER   31,  1998

Common Stocks (continued)                                                                           Shares            Value
-------------------------------------------------------                                          ____________     _____________

        United Kingdom (continued)  Thames Water . . . . . . . . . . . . . . . . . . . . .                413     $       7,663

                                    Transport Development, Cl. B . . . . . . . . . . . . .              1,209             4,637

                                    Unigate  . . . . . . . . . . . . . . . . . . . . . . .              4,284            37,415

                                    Unilever . . . . . . . . . . . . . . . . . . . . . . .             10,100           101,487

                                    United Utilities . . . . . . . . . . . . . . . . . . .                310             4,537

                                    Vodafone . . . . . . . . . . . . . . . . . . . . . . .             10,978           147,079

                                    Williams . . . . . . . . . . . . . . . . . . . . . . .                646             4,033

                                    Wilson Connolly Holdings . . . . . . . . . . . . . . .              4,180             8,645

                                    Wimpey (George)  . . . . . . . . . . . . . . . . . . .              4,000             7,603

                                    Wolseley . . . . . . . . . . . . . . . . . . . . . . .                375             2,471

                                    Zeneca . . . . . . . . . . . . . . . . . . . . . . . .              2,700           103,728

                                                                                                                   ____________

                                                                                                                      4,729,248

                                                                                                                   ____________

                                    TOTAL COMMON STOCKS

                                        (cost $23,303,937) . . . . . . . . . . . . . . . .                          $23,469,872

                                                                                                                   ____________




Preferred Stocks--.8%
-------------------------------------------------------



                    Australia--.2%  News . . . . . . . . . . . . . . . . . . . . . . . . .              8,545     $      51,155

                                                                                                                   ____________


                      Austria--.0%  Bau  . . . . . . . . . . . . . . . . . . . . . . . . .                130             5,768

                                                                                                                   ____________


                      Germany--.6%  Axa Colonia Konzern  . . . . . . . . . . . . . . . . .                 50             4,891

                                    Dyckerhoff . . . . . . . . . . . . . . . . . . . . . .                 15             4,619

                                    Friedrich Grohe  . . . . . . . . . . . . . . . . . . .                 40            11,351

                                    HERLITZ  . . . . . . . . . . . . . . . . . . . . . . .                100  (a)        3,140

                                    MAN  . . . . . . . . . . . . . . . . . . . . . . . . .                 25             5,812

                                    Metro  . . . . . . . . . . . . . . . . . . . . . . . .                185             7,317

                                    RWE  . . . . . . . . . . . . . . . . . . . . . . . . .                214             7,817

                                    Rheinmetall  . . . . . . . . . . . . . . . . . . . . .                200             3,985

                                    SAP  . . . . . . . . . . . . . . . . . . . . . . . . .                166            80,885

                                    Volkswagen . . . . . . . . . . . . . . . . . . . . . .                200             9,395

                                                                                                                   ____________

                                                                                                                        139,212

                                                                                                                   ____________


                        Italy--.0%  Fiat . . . . . . . . . . . . . . . . . . . . . . . . .              2,000             3,063

                                                                                                                   ____________

                                    TOTAL PREFERRED STOCKS

                                        (cost $183,418)  . . . . . . . . . . . . . . . . .                        $     199,198

                                                                                                                   ____________


DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)OCTOBER   31,  1998

                                                                                                    Principal

Short-Term Investments--8.2%                                                                         Amount          Value
-------------------------------------------------------                                           ___________     _____________

U.S. Treasury Bills:

                                        4.65%, 12/17/1998  . . . . . . . . . . . . . . . .      $     110,000     $     109,462

                                        4.64%, 12/24/1998  . . . . . . . . . . . . . . . .            103,000           102,389

                                        4.01%, 12/31/1998  . . . . . . . . . . . . . . . .            237,000           235,407

                                        3.98%, 1/7/1999  . . . . . . . . . . . . . . . . .            100,000  (b)       99,244

                                        3.98%, 1/14/1999 . . . . . . . . . . . . . . . . .             28,000            27,763

                                        3.98%, 1/21/1999 . . . . . . . . . . . . . . . . .            281,000           278,170

                                        4.11%, 1/28/1999 . . . . . . . . . . . . . . . . .          1,207,000      $  1,194,689

                                                                                                                   ____________

                                    TOTAL SHORT-TERM INVESTMENTS

                                        (cost $2,047,517)  . . . . . . . . . . . . . . . .                         $  2,047,124

                                                                                                                   ____________


TOTAL INVESTMENTS (cost $25,534,872) . . . . . . . . . . . . . . . . . . . . . . . . . . .              103.3%      $25,716,194

                                                                                                      _______      ____________


LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . . . . . . .               (3.3%)    $   (829,518)

                                                                                                      _______      ____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%       $24,886,676

                                                                                                      _______      ____________

NOTES TO STATEMENT OF INVESTMENTS:
-----------------------------------------------------------------------------

(a)  Non-income producing.

(b)Held by the custodian in a segregated account as collateral for open financial futures positions.

(c)As of September 1, 1998, the repatriation of proceeds received from the sale of Malaysian securities has been blocked until at least 9/1/99. These securities are considered illiquid and are being fair valued using methods determined in good faith under the direction of the Board of Directors.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF FINANCIAL FUTURES                               OCTOBER 31, 1998

                                                                                                                  Unrealized

                                                                            Market Value                         Appreciation

                                                                               Covered                          (Depreciation)

                                                            Contracts       by Contracts        Expiration        at 10/31/98

                                                            ________         ___________         _________       ____________

Financial Futures Long:
-----------------
CAC 40 . . . . . . . . . . . . . . . . . . . . . . . . .         5              $158,002       December '98         $   8,471

Financial Times 100. . . . . . . . . . . . . . . . . . .         9               826,599       December '98            28,353

Nikkei 300 . . . . . . . . . . . . . . . . . . . . . . .        18               272,599       December '98           (19,840)

                                                                                                                     ________

                                                                                                                     $ 16,984

                                                                                                                     ________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                          OCTOBER 31, 1998

                                                                                                    Cost             Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .      $25,534,872       $25,716,194

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                               35,419

                                 Cash denominated in foreign currencies  . . . . . . . . .             74,602            75,257

                                 Dividends receivable  . . . . . . . . . . . . . . . . . .                               74,224

                                 Net unrealized appreciation on forward currency
                                   exchange contracts--Note 4(a) . . . . . . . . . . . . .                               35,243

                                 Receivable for futures variation margin--Note 4(a)  . . .                               13,656

                                 Receivable for shares of Common Stock subscribed  . . . .                                  100

                                                                                                                  _____________

                                                                                                                     25,950,093

                                                                                                                  _____________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                                6,764

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                                4,832

                                 Payable for investment securities purchased . . . . . . .                            1,046,091

                                 Payable for shares of Common Stock redeemed . . . . . . .                                5,730

                                                                                                                  _____________

                                                                                                                      1,063,417

                                                                                                                  _____________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $24,886,676

                                                                                                                  _____________



REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                          $24,772,821

                                 Accumulated undistributed investment income--net  . . . .                              182,520

                                 Accumulated net realized gain (loss) on investments . . .                             (310,304)

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments and foreign currency transactions (including
                                   $16,984 net unrealized appreciation on financial futures) . .                        241,639

                                                                                                                  _____________


 NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $24,886,676

                                                                                                                  _____________



SHARES OUTSTANDING

(200 MILLION SHARES OF $.001 PAR VALUE COMMON STOCK AUTHORIZED). . . . . . . . . . . . . .                            2,030,959


NET ASSET VALUE, offering and redemption price per share--Note 3(c). . . . . . . . . . . .                               $12.25

                                                                                                                        _______




                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONSYEAR  ENDED  OCTOBER  31, 1998

INVESTMENT INCOME

INCOME:                          Cash dividends (net of $33,650 foreign taxes
                                    withheld at source)  . . . . . . . . . . . . .         $    242,094

                                 Interest  . . . . . . . . . . . . . . . . . . . .               54,402

                                                                                           ____________

                                        Total Income . . . . . . . . . . . . . . .                                $   296,496

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . .               54,173

                                 Shareholder servicing costs--Note 3(b)  . . . . .               38,695

                                 Loan commitment fees--Note 2  . . . . . . . . . .                   73

                                                                                           ____________

                                        Total Expenses . . . . . . . . . . . . . .                                     92,941

                                                                                                                 ____________


INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                    203,555

                                                                                                                 ____________

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments and foreign
                                    currency transactions  . . . . . . . . . . . .        $      67,032

                                 Net realized gain (loss) on forward currency
                                    exchange contracts . . . . . . . . . . . . . .              (77,746)

                                 Net realized gain (loss) on financial futures . .             (209,515)

                                                                                           ____________

                                        Net Realized Gain (Loss) . . . . . . . . .                                   (220,229)

                                 Net unrealized appreciation (depreciation) on
                                    investments, foreign currency transactions and
                                    forward currency exchange contracts (including
                                    $176,361 net unrealized appreciation on
                                    financial futures) . . . . . . . . . . . . . .                                  1,219,706

                                                                                                                 ____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                    999,477

                                                                                                                 ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                 $1,203,032

                                                                                                                 ____________






                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             Year Ended        Year Ended

                                                                                         October 31, 1998   October 31, 1997*

                                                                                         ________________  _________________

OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     203,555     $       61,291

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . . .         (220,229)           (90,075)

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . . . . . .        1,219,706           (978,067)

                                                                                            ____________        ____________

    Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . . . . . . .        1,203,032         (1,006,851)

                                                                                            ____________        ____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (82,326)            ---

                                                                                            ____________        ____________

CAPITAL STOCK TRANSACTIONS:

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,574,583         10,301,736

  Net assets received in connection with reorganization--Note 1  . . . . . . . . . . . .       12,979,451            ---

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           82,235            ---

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (2,116,445)           (48,739)

                                                                                            ____________        ____________

    Increase (Decrease) in Net Assets from Capital Stock Transactions  . . . . . . . . .       14,519,824         10,252,997

                                                                                            ____________        ____________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . . . .       15,640,530          9,246,146

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        9,246,146            ---

                                                                                            ____________        ____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $24,886,676       $  9,246,146

                                                                                            ____________        ____________


UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . .    $     182,520     $       61,291

                                                                                            ____________        ____________

                                                                                               Shares              Shares

                                                                                            ____________        ____________

CAPITAL SHARE TRANSACTIONS:

  Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          292,582            824,343

  Shares issued in connection with reorganization--Note 1  . . . . . . . . . . . . . . .        1,087,174            ---

  Shares issued for dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . .            7,483            ---

  Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (176,433)            (4,190)

                                                                                            ____________        ____________

    Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . . . . . . . . . . .        1,210,806            820,153

                                                                                            ____________        ____________
----------------------

*From June 30, 1997 (commencement of operations) to October 31, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                                   Year Ended October 31,
                                                                                                 __________________________

PER SHARE DATA                                                                                      1998           1997(1)
                                                                                                  ______           ______

   Net asset value, beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . .        $11.27           $12.50

                                                                                                  ______           ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .12              .07

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .96            (1.30)

                                                                                                  ______           ______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1.08            (1.23)

                                                                                                  ______           ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . . . . . . . . . .          (.10)             --

                                                                                                  ______           ______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $12.25           $11.27

                                                                                                  ______           ______


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9.68%           (9.84%)(2,3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . . . . . . . . . .           .60%             .20%(2)

   Ratio of net investment income to average net assets  . . . . . . . . . . . . . . . . .          1.32%             .62%(2)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         22.62%             .16%(2)

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . . . . . . . . . .       $24,887           $9,246
------------------------

(1)  From June 30, 1997 (commencement of operations) to October 31, 1997.

(2)  Not annualized.

(3)  Exclusive of redemption fee.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------

NOTES    TO    FINANCIAL    STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus International Stock Index Fund (the "Fund" ) is a separate non-diversified series of Dreyfus Index Fund, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company and operates as a series company currently offering three series, including the Fund. The Fund's investment objective is to provide investment results that correspond to the net dividend and total return performance of equity securities of international issuers in the aggregate, as represented by the Morgan Stanley Capital International Europe, Australia, Far East (Free) Index. The Dreyfus Corporation ("Dreyfus") serves as the Fund' s investment advisor. Dreyfus is a direct subsidiary of
Mellon   Bank,   N.A.,  which  is  a  wholly-owned  subsidiary  of  Mellon  Bank
Corporation. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  On June 9, 1998, the Board of Directors of the Fund approved an Agreement and Plan of Reorganization providing for the transfer of all or substantially all of the Dreyfus International Equity Allocation Fund's assets and liabilities to the Fund in a tax free exchange of Common Stock of the Fund at net asset value and the assumption of stated liabilities (the "Exchange"). The Exchange was approved by the shareholders of Dreyfus International Equity Allocation Fund on June 9, 1998, and was consummated after the close of business on June 26, 1998 at which time 1,315,173 shares valued at $10.56 per share, representing net assets of $13,890,696 [including $911,245 net unrealized appreciation on investments] were exchanged by Dreyfus International Equity Allocation Fund for the respective numbers of shares of the Fund.

As of October 31, 1998, MBC Investment Corp., an indirect subsidiary of Mellon Bank Corporation, held 1,178,711 shares of the Fund.

  The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

  (B) FOREIGN CURRENCY TRANSACTIONS: The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gain and losses are included with net realized and unrealized gain or loss on investments.

(C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

(D) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gains.

  (E) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $876,000 available for Federal income tax purposes, to be applied against future net securities profits, if any, realized subsequent to October 31, 1998. A portion of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund' s merger with Dreyfus International Equity Allocation Fund. If not applied, $622,000 of the carryover expires in fiscal 2000, $27,000 expires in fiscal 2002, $58,000 expires in fiscal 2005 and $169,000 expires in fiscal 2006.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed Funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 1998, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to a management agreement (" Agreement" ) with Dreyfus, the management fee is computed at the annual rate of .35 of 1% of the value of the Fund' s average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all the expenses of the Fund, except brokerage commission, taxes, commitment fees, interest, Shareholder Services Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel) . Each Director receives an annual fee of $2,500 and an attendance fee of $500 per meeting and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation. These fees pertain to the following funds:
Dreyfus S& P 500 Index Fund, Dreyfus International Stock Index Fund and Dreyfus Small Cap Stock Index Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors.

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(B) Under the Shareholder Services Plan, the Fund pays the Distributor for the provision of certain services, a fee at the annual rate of .25 of 1% of the value of the Fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, bank or other financial institution) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1998, the Fund was charged $38,695 pursuant to the Shareholder Services Plan.

(C) A 1% redemption fee is charged on certain redemptions of Fund shares where the redemption occurs within the initial six-month period following the opening of the account.

NOTE 4--SECURITIES TRANSACTIONS:

  (A) The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward currency exchange contracts and financial futures, during the period ended October 31, 1998 amounted to $6,133,866 and $3,324,041, respectively.

  The following summarizes open forward currency exchange contracts at October 31, 1998:

                                                                                                                  Unrealized

                                                        Foreign Currency                                         Appreciation

Forward Currency Exchange Contracts                           Amounts           Cost               Value        (Depreciation)
_________________________________                        _______________      ________           ________        ____________

Purchases:
   Australian Dollars, expiring 11/5/98  . . . . . . . .          74,696       $  46,722           $  46,483       $     (239)

   Austrian Shillings, expiring 11/3/98  . . . . . . . .         113,301           9,773               9,723              (50)

   Belgian Francs, expiring 11/16/98 . . . . . . . . . .       1,452,035          42,770              42,507             (263)

   British Pounds, expiring 11/5/98  . . . . . . . . . .          58,644          98,492              98,211             (281)

   British Pounds, expiring 12/29/98 . . . . . . . . . .         475,820         796,822             794,647           (2,175)

   Danish Krone, expiring 11/3/98  . . . . . . . . . . .        450, 947          72,094              71,623             (471)

   Dutch Guilders, expiring 11/3/98  . . . . . . . . . .          92,209          49,682              49,371             (311)

   Finnish Markka, expiring 11/3/98  . . . . . . . . . .          13,166           2,629               2,613              (16)

   French Francs, expiring 11/30/98  . . . . . . . . . .         429,049          77,811              77,209             (602)

   French Francs, expiring 12/29/98  . . . . . . . . . .         837,550         152,102             151,130             (972)

   German Deutsche Marks, expiring 11/2/98 . . . . . . .          60,315          36,634              36,417             (217)

   Hong Kong Dollars, expiring 11/2/98 . . . . . . . . .         169,475          21,882              21,879               (3)

   Italian Lire, expiring 11/5/98  . . . . . . . . . . .      92,303,744          56,698              56,343             (355)

   Japanese Yen, expiring 11/4/98  . . . . . . . . . . .      30,039,680         258,762             257,785             (977)

   Japanese Yen, expiring 12/18/98 . . . . . . . . . . .      39,266,000         294,712             339,143           44,431

   Norwegian Krone, expiring 11/3/98 . . . . . . . . . .         151,673          20,577              20,574               (3)

   Portuguese Escudo, expiring 11/4/98 . . . . . . . . .       4,668,198          27,688              27,498             (190)

   Singapore Dollars, expiring 11/5/98 . . . . . . . . .          37,650          23,281              23,122             (159)

   Spanish Pesetas, expiring 11/3/98 . . . . . . . . . .       3,952,245          28,267              28,007             (260)

   Swedish Krona, expiring 11/3/98 . . . . . . . . . . .         337,495          43,559              43,174             (385)

   Swiss Francs, expiring 11/3/98  . . . . . . . . . . .         125,169          93,689              92,430           (1,259)

                                                                                                                     ________

       Total . . . . . . . . . . . . . . . . . . . . . .                                                              $35,243

                                                                                                                     ________

The Fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realized a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

  The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of October 31, 1998, are set forth in the Statement of Financial Futures.

  (B) At October 31, 1998, accumulated net unrealized appreciation on investments, forward currency exchange contracts and financial futures was $233,549, consisting of $4,107,689 gross unrealized appreciation and $3,874,140 gross unrealized depreciation.

  At October 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

TO    THE    BOARD    OF    DIRECTORS    AND    SHAREHOLDERS    OF

DREYFUS INTERNATIONAL STOCK INDEX FUND

  In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Dreyfus International Stock Index Fund (the "Fund" ) (one of the Series constituting Dreyfus Index Funds), as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as " financial statements" ) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


                PricewaterhouseCoopers LLP

New York, New York

December 18, 1998

DREYFUS INTERNATIONAL STOCK INDEX FUND
-----------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (UNAUDITED)

   In accordance with Federal tax law, the Fund elects to provide each shareholder with their portion of the Fund's foreign taxes paid and the income sourced from foreign countries. Accordingly, the Fund hereby makes the following designations regarding its fiscal year ended October 31, 1998:

   --the total amount of taxes paid to foreign countries $33,650

   --the total amount of income sourced from foreign countries was $163,219

As required by Federal tax law rules, shareholders will receive notification of their proportionate share of foeign taxes paid and foreign sourced income for the calendar year with Form 1099-Div which will be mailed by January 31, 1999


                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS INTERNATIONAL STOCK INDEX FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Boston Safe Deposit and Trust Company

One Boston Place

Boston, MA 02109

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                             079AR9810

International Stock

Index Fund

Annual Report

October 31, 1998